UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

780 Third Avenue
43rd Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

Gareth Griffiths
1 Greenside Row
Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end:  December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

TABLE OF CONTENTS

Baillie Gifford China Equities Fund Class K - BGCDX

Baillie Gifford China Equities Fund Institutional Class - BGCBX

Baillie Gifford Developed EAFE All Cap Fund Class K - BGPKX

Baillie Gifford Developed EAFE All Cap Fund Institutional Class - BSGPX

Baillie Gifford EAFE Plus All Cap Fund Class 2 - BGCWX

Baillie Gifford EAFE Plus All Cap Fund Class K - BKGCX

Baillie Gifford EAFE Plus All Cap Fund Institutional Class - BGCSX

Baillie Gifford Emerging Markets Equities Fund Class 2 - BGEHX

Baillie Gifford Emerging Markets Equities Fund Class 3 - BGELX

Baillie Gifford Emerging Markets Equities Fund Class 4 - BGEPX

Baillie Gifford Emerging Markets Equities Fund Class 5 - BGEDX

Baillie Gifford Emerging Markets Equities Fund Class K - BGKEX

Baillie Gifford Emerging Markets Equities Fund Institutional Class - BGEGX

Baillie Gifford Emerging Markets ex China Fund Class K - BGEZX

Baillie Gifford Emerging Markets ex China Fund Institutional Class - BGEWX

Baillie Gifford Global Alpha Equities Fund Class 2 - BGATX

Baillie Gifford Global Alpha Equities Fund Class 3 - BGAEX

Baillie Gifford Global Alpha Equities Fund Class K - BGAKX

Baillie Gifford Global Alpha Equities Fund Institutional Class - BGASX

Baillie Gifford International Alpha Fund Class 2 - BGITX

Baillie Gifford International Alpha Fund Class 3 - BGIFX

Baillie Gifford International Alpha Fund Class 4 - BGIUX

Baillie Gifford International Alpha Fund Class 5 - BGIVX

Baillie Gifford International Alpha Fund Class K - BGIKX

Baillie Gifford International Alpha Fund Institutional Class - BINSX

Baillie Gifford International Concentrated Growth Equities Fund Class K - BTLKX

Baillie Gifford International Concentrated Growth Equities Fund Institutional Class - BTLSX

Baillie Gifford International Growth Fund Class 2 - BGETX

Baillie Gifford International Growth Fund Class 3 - BGEUX

Baillie Gifford International Growth Fund Class 4 - BGEFX

Baillie Gifford International Growth Fund Class 5 - BGEVX

Baillie Gifford International Growth Fund Class K - BGEKX

Baillie Gifford International Growth Fund Institutional Class - BGESX

Baillie Gifford Long Term Global Growth Fund Class 2 - BGLTX

Baillie Gifford Long Term Global Growth Fund Class 3 - BGLOX

Baillie Gifford Long Term Global Growth Fund Class K - BGLKX

Baillie Gifford Long Term Global Growth Fund Institutional Class - BSGLX

Baillie Gifford U.S. Equity Growth Fund Class K - BGGKX

Baillie Gifford U.S. Equity Growth Fund Institutional Class - BGGSX

Baillie Gifford International All Cap Fund Class 2 - BGICF2

Baillie Gifford International All Cap Fund Class 3 - BGICF3

Baillie Gifford China Equities Fund

Class K | BGCDX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford China Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$103	0.87%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

The Baillie Gifford China Equities Fund outperformed the MSCI China All Shares Index over the period. China equities rallied in 2025 on a combination of policy support and innovation momentum. Targeted measures to bolster consumption and easier liquidity improved sentiment, while progress in advanced manufacturing lifted earnings expectations in new growth areas. Valuations started the year depressed, so even modest fundamental improvement translated into meaningful multiple expansion.

We remain committed to our philosophy of focusing on individual companies and long-term trends that drive future growth opportunities. It is encouraging to see in the recent year share prices of some of our key holdings start to reflect their fundamental strength and progress. We remain committed to our philosophy of focusing on individual companies and long-term trends that drive future growth opportunities. It is encouraging to see in recent year share prices of some of our key holdings have started to reflect their fundamental strength and progress. Chinese companies are becoming crucial to many developing global trends, and we remain excited about their long-term growth prospects.

TOP PERFORMANCE CONTRIBUTORS

Zijin Mining, one of China’s leading copper and gold miners, has reported strong growth driven by both higher metal prices and increased volumes. Its rising profile in global mining rankings and an initial public offering (IPO) of its subsidiary, Zijin Gold, have also boosted sentiment.

Pop Mart, a character-based intellectual property toy company, has seen strong revenue growth both domestically and overseas. The company’s efforts to expand its global footprint through new stores and innovative product launches bolstered market confidence. Share prices roughly doubled during the period.

TOP PERFORMANCE DETRACTORS

Meituan, China’s leading food delivery operator, delivered softer earnings results in the second half of the year due to intensifying domestic competition from JD.com and Alibaba and increased investment outlays overseas. While these strategies incur losses in the short term, they position Meituan for sustained, diversified growth in the coming years.

Analogue chip designer Silergy’s share prices have weakened materially over the period. The company’s product concentration on power-management integrated circuits for consumer, industrial and computing applications means that it is exposed to more cyclical demand patterns, and softer consumer electronics demand and margin pressure have weighed on its share price.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000,000

	Class K 7,285,433	MSCI China All Shares Index 8,972,946
7/7/21	10,000,000	10,000,000
12/31/21	8,270,000	8,772,765
12/31/22	5,921,543	6,713,797
12/31/23	4,850,860	5,951,781
12/31/24	5,326,630	6,943,943
12/31/25	7,285,433	8,972,946
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 7/7/21
Class K	36.77%	-6.82%
MSCI China All Shares Index	29.22%	-2.39%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-china-equities-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,148,312
  Total number of portfolio holdings60
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate13%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	30.1%
Auto Parts & Equipment	7.4%
Retail	5.0%
Home Furnishings	4.3%
Insurance	4.1%
Electronics	4.1%
Mining	4.1%
Software	3.7%
Banks	3.6%
Beverages	3.6%
Semiconductors	3.4%
Metal Fabricate/Hardware	2.7%
Chemicals	2.6%
Other sectors	20.5%
Other assets less liabilities	0.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford China Equities Fund

Institutional Class | BGCBX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford China Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$113	0.96%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

The Baillie Gifford China Equities Fund outperformed the MSCI China All Shares Index over the period. China equities rallied in 2025 on a combination of policy support and innovation momentum. Targeted measures to bolster consumption and easier liquidity improved sentiment, while progress in advanced manufacturing lifted earnings expectations in new growth areas. Valuations started the year depressed, so even modest fundamental improvement translated into meaningful multiple expansion.

We remain committed to our philosophy of focusing on individual companies and long-term trends that drive future growth opportunities. It is encouraging to see in the recent year share prices of some of our key holdings start to reflect their fundamental strength and progress. We remain committed to our philosophy of focusing on individual companies and long-term trends that drive future growth opportunities. It is encouraging to see in recent year share prices of some of our key holdings have started to reflect their fundamental strength and progress. Chinese companies are becoming crucial to many developing global trends, and we remain excited about their long-term growth prospects.

TOP PERFORMANCE CONTRIBUTORS

Zijin Mining, one of China’s leading copper and gold miners, has reported strong growth driven by both higher metal prices and increased volumes. Its rising profile in global mining rankings and an initial public offering (IPO) of its subsidiary, Zijin Gold, have also boosted sentiment.

Pop Mart, a character-based intellectual property toy company, has seen strong revenue growth both domestically and overseas. The company’s efforts to expand its global footprint through new stores and innovative product launches bolstered market confidence. Share prices roughly doubled during the period.

TOP PERFORMANCE DETRACTORS

Meituan, China’s leading food delivery operator, delivered softer earnings results in the second half of the year due to intensifying domestic competition from JD.com and Alibaba and increased investment outlays overseas. While these strategies incur losses in the short term, they position Meituan for sustained, diversified growth in the coming years.

Analogue chip designer Silergy’s share prices have weakened materially over the period. The company’s product concentration on power-management integrated circuits for consumer, industrial and computing applications means that it is exposed to more cyclical demand patterns, and softer consumer electronics demand and margin pressure have weighed on its share price.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000

	Institutional Class 7,259	MSCI China All Shares Index 8,973
7/7/21	10,000	10,000
12/31/21	8,270	8,773
12/31/22	5,909	6,714
12/31/23	4,844	5,952
12/31/24	5,317	6,944
12/31/25	7,259	8,973
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 7/7/21
Institutional Class	36.53%	-6.89%
MSCI China All Shares Index	29.22%	-2.39%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-china-equities-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,148,312
  Total number of portfolio holdings60
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate13%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	30.1%
Auto Parts & Equipment	7.4%
Retail	5.0%
Home Furnishings	4.3%
Insurance	4.1%
Electronics	4.1%
Mining	4.1%
Software	3.7%
Banks	3.6%
Beverages	3.6%
Semiconductors	3.4%
Metal Fabricate/Hardware	2.7%
Chemicals	2.6%
Other sectors	20.5%
Other assets less liabilities	0.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Developed EAFE All Cap Fund

Class K | BGPKX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Developed EAFE All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$73	0.68%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

2025 was a very strong year for international equities, with returns driven by narrow artificial intelligence leadership and value sectors, such as banks, telecommunications services, and utilities. This proved a challenging backdrop for international growth investors.

More generally, markets were influenced by a combination of easing inflationary pressures, divergent central bank policies and ongoing geopolitical uncertainty.

Monetary conditions became more supportive for equities as several central banks signaled the end of their tightening cycles, with selective rate cuts providing a tailwind for growth-oriented companies. However, economic momentum remained uneven, particularly in parts of Europe and Asia, while concerns around global trade and fiscal sustainability persisted.

Against this backdrop, the Baillie Gifford Developed EAFE All Cap Fund underperformed the MSCI EAFE Index over the year.

TOP PERFORMANCE CONTRIBUTORS

ASML, the sole supplier of EUV (extreme ultraviolet) lithography systems, which play a crucial role within the semiconductor stack, delivered strong performance as demand for leading-edge lithography tools remained robust. The company continued to benefit from its near-monopoly position in EUV technology, with long-term growth prospects supported by ongoing investment in semiconductor manufacturing capacity globally.

Europe’s lowest-cost short-haul carrier, Ryanair, also contributed positively, supported by strong passenger demand and disciplined capacity management. The airline continued to benefit from its low-cost operating model, enabling it to protect margins despite cost pressures, while strong cash generation and market share gains contributed to share price performance.

TOP PERFORMANCE DETRACTORS

Bunzl, a distributor of essential non-food consumables, detracted from performance over the year as growth slowed and margins came under pressure. Weaker demand in some end markets (especially North America), combined with cost inflation and inventory normalization, weighed on earnings expectations in the first half of the year, although performance improved during the second half of the year.

Online platform Auto Trader, which provides a marketplace for cars, motorcycles, vans and most other types of transportation, detracted modestly as activity in the UK automotive market softened. While the business continued to demonstrate strong cash generation and a resilient operating model, concerns around volumes and affordability pressures led to weaker share price performance over the period.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000,000

	Class K 16,394,301	MSCI EAFE Index 23,069,948
12/31/15	10,000,000	10,000,000
12/31/16	9,980,187	10,151,000
12/31/17	12,841,866	12,751,686
12/31/18	10,781,236	11,048,061
12/31/19	14,256,759	13,551,552
12/31/20	18,245,662	14,673,620
12/31/21	19,607,516	16,402,172
12/31/22	13,269,139	14,104,228
12/31/23	14,623,413	16,763,246
12/31/24	14,452,091	17,492,065
12/31/25	16,394,301	23,069,948
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	13.44%	-2.12%	5.07%
MSCI EAFE Index	31.89%	9.46%	8.71%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-developed-eafe-all-cap-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$39,993,106
  Total number of portfolio holdings62
  Total advisory fees paid, net of waiver$598,883
  Portfolio turnover rate20%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Banks	11.1%
Semiconductors	7.5%
Commercial Services	6.9%
Machinery - Diversified	6.9%
Internet	6.7%
Pharmaceuticals	6.0%
Cosmetics/Personal Care	5.3%
Investment Companies	5.3%
Chemicals	4.1%
Beverages	3.8%
Healthcare - Products	3.7%
Building Materials	3.4%
Retail	3.4%
Other sectors	41.5%
Other assets less liabilities	(15.6%)
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025.

Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On September 15, 2025 the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford Developed EAFE All Cap Fund (the 'target fund') to merge with and into Baillie Gifford International Alpha Fund (the surviving fund'), an existing series of the Trust.

On February 2, 2026, pursuant to the Agreement and Plan of Reorganization, each target fund transferred all of it's assets and liabilities to the surviving fund. Shareholders in the target funds received shares in the surviving fund in exchange for their target fund shares.

Ahead of the Plan of Reorganization, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for class 4 shares, 0.52% for class 5 shares and 0.67% for Class K and 0.67% for Institutional Class shares.

An additional disclosure of significant exposure to UK companies in recent periods was added to the Fund's prospectus on April 30 2025. As of December 31, 2025, the Fund's exposure to UK companies was 15% of its net asset value.

Availability of Additional Information

If you wish to request additional information about the Fund, including but not limited to the Fund's financial information, holdings, and proxy voting please refer to the contact information included at the beginning of this shareholder report.

Baillie Gifford Developed EAFE All Cap Fund

Institutional Class | BSGPX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Developed EAFE All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.77%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

2025 was a very strong year for international equities, with returns driven by narrow artificial intelligence leadership and value sectors, such as banks, telecommunications services, and utilities. This proved a challenging backdrop for international growth investors.

More generally, markets were influenced by a combination of easing inflationary pressures, divergent central bank policies and ongoing geopolitical uncertainty.

Monetary conditions became more supportive for equities as several central banks signaled the end of their tightening cycles, with selective rate cuts providing a tailwind for growth-oriented companies. However, economic momentum remained uneven, particularly in parts of Europe and Asia, while concerns around global trade and fiscal sustainability persisted.

Against this backdrop, the Baillie Gifford Developed EAFE All Cap Fund underperformed the MSCI EAFE Index over the year.

TOP PERFORMANCE CONTRIBUTORS

ASML, the sole supplier of EUV (extreme ultraviolet) lithography systems, which play a crucial role within the semiconductor stack, delivered strong performance as demand for leading-edge lithography tools remained robust. The company continued to benefit from its near-monopoly position in EUV technology, with long-term growth prospects supported by ongoing investment in semiconductor manufacturing capacity globally.

Europe’s lowest-cost short-haul carrier, Ryanair, also contributed positively, supported by strong passenger demand and disciplined capacity management. The airline continued to benefit from its low-cost operating model, enabling it to protect margins despite cost pressures, while strong cash generation and market share gains contributed to share price performance.

TOP PERFORMANCE DETRACTORS

Bunzl, a distributor of essential non-food consumables, detracted from performance over the year as growth slowed and margins came under pressure. Weaker demand in some end markets (especially North America), combined with cost inflation and inventory normalization, weighed on earnings expectations in the first half of the year, although performance improved during the second half of the year.

Online platform Auto Trader, which provides a marketplace for cars, motorcycles, vans and most other types of transportation, detracted modestly as activity in the UK automotive market softened. While the business continued to demonstrate strong cash generation and a resilient operating model, concerns around volumes and affordability pressures led to weaker share price performance over the period.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000

	Institutional Class 16,255	MSCI EAFE Index 23,070
12/31/15	10,000	10,000
12/31/16	9,965	10,151
12/31/17	12,817	12,752
12/31/18	10,749	11,048
12/31/19	14,219	13,552
12/31/20	18,167	14,674
12/31/21	19,505	16,402
12/31/22	13,197	14,104
12/31/23	14,532	16,763
12/31/24	14,351	17,492
12/31/25	16,255	23,070
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	13.75%	-2.20%	4.98%
MSCI EAFE Index	31.89%	9.46%	8.71%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-developed-eafe-all-cap-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$39,993,106
  Total number of portfolio holdings62
  Total advisory fees paid, net of waiver$598,883
  Portfolio turnover rate20%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Banks	11.1%
Semiconductors	7.5%
Commercial Services	6.9%
Machinery - Diversified	6.9%
Internet	6.7%
Pharmaceuticals	6.0%
Cosmetics/Personal Care	5.3%
Investment Companies	5.3%
Chemicals	4.1%
Beverages	3.8%
Healthcare - Products	3.7%
Building Materials	3.4%
Retail	3.4%
Other sectors	41.5%
Other assets less liabilities	(15.6%)
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025.

Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On September 15, 2025 the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford Developed EAFE All Cap Fund (the 'target fund') to merge with and into Baillie Gifford International Alpha Fund (the surviving fund'), an existing series of the Trust.

On February 2, 2026, pursuant to the Agreement and Plan of Reorganization, each target fund transferred all of it's assets and liabilities to the surviving fund. Shareholders in the target funds received shares in the surviving fund in exchange for their target fund shares.

Ahead of the Plan of Reorganization, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for class 4 shares, 0.52% for class 5 shares and 0.67% for Class K and 0.67% for Institutional Class shares.

An additional disclosure of significant exposure to UK companies in recent periods was added to the Fund's prospectus on April 30 2025. As of December 31, 2025, the Fund's exposure to UK companies was 15% of its net asset value.

Availability of Additional Information

If you wish to request additional information about the Fund, including but not limited to the Fund's financial information, holdings, and proxy voting please refer to the contact information included at the beginning of this shareholder report.

Baillie Gifford EAFE Plus All Cap Fund

Class 2 | BGCWX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$74	0.68%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

2025 was a very strong year for international equities, with returns driven by narrow artificial intelligence leadership and value sectors, such as banks, telecommunications services, and utilities. This proved a challenging backdrop for international growth investors.

More generally, markets were influenced by a combination of easing inflationary pressures, divergent central bank policies and ongoing geopolitical uncertainty.

Monetary conditions became more supportive for equities as several central banks signaled the end of their tightening cycles, with selective rate cuts providing a tailwind for growth-oriented companies. However, economic momentum remained uneven, particularly in parts of Europe and Asia, while concerns around global trade and fiscal sustainability persisted.

Against this backdrop, the Baillie Gifford EAFE Plus All Cap Fund underperformed the MSCI EAFE Index over the year.

TOP PERFORMANCE CONTRIBUTORS

Korean technology conglomerate, Samsung Electronics was a strong contributor to performance over the period as the semiconductor cycle continued to recover. Improved pricing conditions in memory markets, alongside growing demand linked to artificial intelligence and advanced computing, contributed to a meaningful improvement in profitability and investor confidence. The company’s scale, technological leadership and balance sheet strength were key factors supporting the share price performance.

SEB Bank, a North European financial banking group, contributed positively as higher net interest income and resilient credit quality supported earnings. The bank benefited from disciplined cost control and a conservative lending profile, which proved attractive in an environment of economic uncertainty. Capital returns to shareholders further underpinned investor sentiment.

TOP PERFORMANCE DETRACTORS

Sysmex, a global supplier of diagnostic reagents and equipment, experienced a challenging period as slower capital spending by healthcare providers, particularly in China, impacted sales growth. Ongoing uncertainty around near-term demand led to a de-rating of the shares despite the company’s strong long-term competitive position.

Bunzl, a distributor of essential non-food consumables, detracted from performance over the year as growth slowed and margins came under pressure. Weaker demand in some end markets (especially North America), combined with cost inflation and inventory normalization, weighed on earnings expectations in the first half of the year, although performance improved during the second half of the year.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$25,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $25,000,000

	Class 2 42,999,077	MSCI EAFE Index 57,674,870
12/31/15	25,000,000	25,000,000
12/31/16	25,147,948	25,377,500
12/31/17	33,014,715	31,879,215
12/31/18	27,604,401	27,620,152
12/31/19	36,364,564	33,878,879
12/31/20	46,826,073	36,684,050
12/31/21	48,375,594	41,005,431
12/31/22	33,296,389	35,260,570
12/31/23	36,657,548	41,908,114
12/31/24	36,939,386	43,730,162
12/31/25	42,999,077	57,674,870
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	16.40%	-1.69%	5.57%
MSCI EAFE Index	31.89%	9.46%	8.71%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$108,913,239
  Total number of portfolio holdings71
  Total advisory fees paid$882,991
  Portfolio turnover rate22%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	10.2%
Banks	9.8%
Internet	8.3%
Machinery - Diversified	5.5%
Commercial Services	5.0%
Investment Companies	4.7%
Retail	4.1%
Pharmaceuticals	4.1%
Cosmetics/Personal Care	3.8%
Beverages	3.7%
Building Materials	2.5%
Insurance	2.5%
Food	2.4%
Other sectors	31.6%
Other assets less liabilities	1.8%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025.

Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On September 15, 2025 the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford EAFE Plus All Cap Fund (the 'target fund') to merge with and into Baillie Gifford International Alpha Fund (the surviving fund'), an existing series of the Trust.

On February 2, 2026, pursuant to the Agreement and Plan of Reorganization, each target fund transferred all of it's assets and liabilities to the surviving fund. At this time there were no Class 2 Shareholders remaining within the Baillie Gifford EAFE Plus All Cap Fund.

Ahead of the Plan of Reorganization, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for class 4 shares, 0.52% for class 5 shares and 0.67% for Class K and 0.67% for Institutional Class shares.

An additional disclosure of significant exposure to UK companies in recent periods was added to the Fund's prospectus on April 30 2025. As of December 31, 2025, the Fund's exposure to UK companies was 15% of its net asset value.

Availability of Additional Information

If you wish to request additional information about the Fund, including but not limited to the Fund's financial information, holdings, and proxy voting please refer to the contact information included at the beginning of this shareholder report.

Baillie Gifford EAFE Plus All Cap Fund

Class K | BKGCX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$74	0.68%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

2025 was a very strong year for international equities, with returns driven by narrow artificial intelligence leadership and value sectors, such as banks, telecommunications services, and utilities. This proved a challenging backdrop for international growth investors.

More generally, markets were influenced by a combination of easing inflationary pressures, divergent central bank policies and ongoing geopolitical uncertainty.

Monetary conditions became more supportive for equities as several central banks signaled the end of their tightening cycles, with selective rate cuts providing a tailwind for growth-oriented companies. However, economic momentum remained uneven, particularly in parts of Europe and Asia, while concerns around global trade and fiscal sustainability persisted.

Against this backdrop, the Baillie Gifford EAFE Plus All Cap Fund underperformed the MSCI EAFE Index over the year.

TOP PERFORMANCE CONTRIBUTORS

Korean technology conglomerate, Samsung Electronics was a strong contributor to performance over the period as the semiconductor cycle continued to recover. Improved pricing conditions in memory markets, alongside growing demand linked to artificial intelligence and advanced computing, contributed to a meaningful improvement in profitability and investor confidence. The company’s scale, technological leadership and balance sheet strength were key factors supporting the share price performance.

SEB Bank, a North European financial banking group, contributed positively as higher net interest income and resilient credit quality supported earnings. The bank benefited from disciplined cost control and a conservative lending profile, which proved attractive in an environment of economic uncertainty. Capital returns to shareholders further underpinned investor sentiment.

TOP PERFORMANCE DETRACTORS

Sysmex, a global supplier of diagnostic reagents and equipment, experienced a challenging period as slower capital spending by healthcare providers, particularly in China, impacted sales growth. Ongoing uncertainty around near-term demand led to a de-rating of the shares despite the company’s strong long-term competitive position.

Bunzl, a distributor of essential non-food consumables, detracted from performance over the year as growth slowed and margins came under pressure. Weaker demand in some end markets (especially North America), combined with cost inflation and inventory normalization, weighed on earnings expectations in the first half of the year, although performance improved during the second half of the year.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000,000

	Class K 17,214,361	MSCI EAFE Index 23,069,948
12/31/15	10,000,000	10,000,000
12/31/16	10,059,179	10,151,000
12/31/17	13,205,982	12,751,686
12/31/18	11,045,467	11,048,061
12/31/19	14,549,376	13,551,552
12/31/20	18,736,292	14,673,620
12/31/21	19,359,658	16,402,172
12/31/22	13,321,203	14,104,228
12/31/23	14,671,325	16,763,246
12/31/24	14,781,682	17,492,065
12/31/25	17,214,361	23,069,948
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	16.46%	-1.68%	5.58%
MSCI EAFE Index	31.89%	9.46%	8.71%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-eafe-plus-all-cap-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$108,913,239
  Total number of portfolio holdings71
  Total advisory fees paid$882,991
  Portfolio turnover rate22%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	10.2%
Banks	9.8%
Internet	8.3%
Machinery - Diversified	5.5%
Commercial Services	5.0%
Investment Companies	4.7%
Retail	4.1%
Pharmaceuticals	4.1%
Cosmetics/Personal Care	3.8%
Beverages	3.7%
Building Materials	2.5%
Insurance	2.5%
Food	2.4%
Other sectors	31.6%
Other assets less liabilities	1.8%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025.

Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On September 15, 2025 the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford EAFE Plus All Cap Fund (the 'target fund') to merge with and into Baillie Gifford International Alpha Fund (the surviving fund'), an existing series of the Trust.

On February 2, 2026, pursuant to the Agreement and Plan of Reorganization, each target fund transferred all of it's assets and liabilities to the surviving fund. Shareholders in the target funds received shares in the surviving fund in exchange for their target fund shares.

Ahead of the Plan of Reorganization, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for class 4 shares, 0.52% for class 5 shares and 0.67% for Class K and 0.67% for Institutional Class shares.

An additional disclosure of significant exposure to UK companies in recent periods was added to the Fund's prospectus on April 30 2025. As of December 31, 2025, the Fund's exposure to UK companies was 15% of its net asset value.

Availability of Additional Information

If you wish to request additional information about the Fund, including but not limited to the Fund's financial information, holdings, and proxy voting please refer to the contact information included at the beginning of this shareholder report.

Baillie Gifford EAFE Plus All Cap Fund

Institutional Class | BGCSX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.69%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

2025 was a very strong year for international equities, with returns driven by narrow artificial intelligence leadership and value sectors, such as banks, telecommunications services, and utilities. This proved a challenging backdrop for international growth investors.

More generally, markets were influenced by a combination of easing inflationary pressures, divergent central bank policies and ongoing geopolitical uncertainty.

Monetary conditions became more supportive for equities as several central banks signaled the end of their tightening cycles, with selective rate cuts providing a tailwind for growth-oriented companies. However, economic momentum remained uneven, particularly in parts of Europe and Asia, while concerns around global trade and fiscal sustainability persisted.

Against this backdrop, the Baillie Gifford EAFE Plus All Cap Fund underperformed the MSCI EAFE Index over the year.

TOP PERFORMANCE CONTRIBUTORS

Korean technology conglomerate, Samsung Electronics was a strong contributor to performance over the period as the semiconductor cycle continued to recover. Improved pricing conditions in memory markets, alongside growing demand linked to artificial intelligence and advanced computing, contributed to a meaningful improvement in profitability and investor confidence. The company’s scale, technological leadership and balance sheet strength were key factors supporting the share price performance.

SEB Bank, a North European financial banking group, contributed positively as higher net interest income and resilient credit quality supported earnings. The bank benefited from disciplined cost control and a conservative lending profile, which proved attractive in an environment of economic uncertainty. Capital returns to shareholders further underpinned investor sentiment.

TOP PERFORMANCE DETRACTORS

Sysmex, a global supplier of diagnostic reagents and equipment, experienced a challenging period as slower capital spending by healthcare providers, particularly in China, impacted sales growth. Ongoing uncertainty around near-term demand led to a de-rating of the shares despite the company’s strong long-term competitive position.

Bunzl, a distributor of essential non-food consumables, detracted from performance over the year as growth slowed and margins came under pressure. Weaker demand in some end markets (especially North America), combined with cost inflation and inventory normalization, weighed on earnings expectations in the first half of the year, although performance improved during the second half of the year.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000

	Institutional Class 17,074	MSCI EAFE Index 23,070
12/31/15	10,000	10,000
12/31/16	10,044	10,151
12/31/17	13,185	12,752
12/31/18	11,010	11,048
12/31/19	14,490	13,552
12/31/20	18,646	14,674
12/31/21	19,243	16,402
12/31/22	13,236	14,104
12/31/23	14,551	16,763
12/31/24	14,656	17,492
12/31/25	17,074	23,070
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	16.50%	-1.75%	5.50%
MSCI EAFE Index	31.89%	9.46%	8.71%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-eafe-plus-all-cap-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$108,913,239
  Total number of portfolio holdings71
  Total advisory fees paid$882,991
  Portfolio turnover rate22%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	10.2%
Banks	9.8%
Internet	8.3%
Machinery - Diversified	5.5%
Commercial Services	5.0%
Investment Companies	4.7%
Retail	4.1%
Pharmaceuticals	4.1%
Cosmetics/Personal Care	3.8%
Beverages	3.7%
Building Materials	2.5%
Insurance	2.5%
Food	2.4%
Other sectors	31.6%
Other assets less liabilities	1.8%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025.

Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On September 15, 2025 the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford EAFE Plus All Cap Fund (the 'target fund') to merge with and into Baillie Gifford International Alpha Fund (the surviving fund'), an existing series of the Trust.

On February 2, 2026, pursuant to the Agreement and Plan of Reorganization, each target fund transferred all of it's assets and liabilities to the surviving fund. Shareholders in the target funds received shares in the surviving fund in exchange for their target fund shares.

Ahead of the Plan of Reorganization, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for class 4 shares, 0.52% for class 5 shares and 0.67% for Class K and 0.67% for Institutional Class shares.

An additional disclosure of significant exposure to UK companies in recent periods was added to the Fund's prospectus on April 30 2025. As of December 31, 2025, the Fund's exposure to UK companies was 15% of its net asset value.

Availability of Additional Information

If you wish to request additional information about the Fund, including but not limited to the Fund's financial information, holdings, and proxy voting please refer to the contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class 2 | BGEHX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$93	0.77%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund delivered strong absolute returns over the year and outperformed the MSCI Emerging Markets Index, supported by improving emerging market fundamentals and a broadening of growth drivers beyond a narrow set of index heavyweights. Performance was led by strength across selective exposure to companies benefiting from the continued evolution of the artificial intelligence (“AI”) investment cycle and a recovery in commodities. China remained volatile, though sentiment was supported by a clearer policy focus on consumption, capital market reform and strategic technologies outlined in the 15th Five-Year Plan, the government’s medium-term economic roadmap. The Fund’s underweight exposure to India was beneficial amid weaker index performance following several years of strong returns.

TOP PERFORMANCE CONTRIBUTORS

Samsung Electronics, a leading global technology company specializing in consumer electronics and semiconductors, was a top contributor to performance. This time last year, we were writing about this company in a more apologetic light. The company is now forecasted to grow its operating profits by over 150% in 2025. Samsung is seeing strong demand across the board, has the capacity to negotiate with customers and is prioritizing its customer and application mix to maximize profits. It is projected to regain the number one position in global DRAM (dynamic random access memory) market driven by soaring demand for high-performance AI memory and a sharp rise in conventional DRAM prices. Given disciplined capital expenditure throughout the industry, Samsung anticipates that memory shortages will persist well into 2027.

Alongside Samsung, SK Hynix, a major player in the semiconductor industry known for its memory chips, continued its strong performance as the clear winner to-date in high bandwidth memory, reporting a 62% year-on-year growth in profits in the third quarter and announcing that all of its DRAM, NAND and high bandwidth memory capacity, which is critical for AI computing workloads, is fully booked for 2026.

TOP PERFORMANCE DETRACTORS

Globant, a software development and AI services company, detracted as management cut near-term growth guidance and earnings disappointed, reflecting softer discretionary spending among a few large US clients. However, performance in Europe and newer markets remains strong, and we continue to view Globant as a differentiated, long-term way to access the AI services opportunity, supported by healthy pipeline growth and the rollout of its higher-visibility AI Pods model.

MercadoLibre, a leading e-commerce and financial technology platform in Latin America, also detracted from performance as continued investment in logistics, fintech expansion and customer acquisition weighed on near-term margins. While the market reacted negatively to short-term profitability pressures, we continue to view these investments as strategically important for long-term growth. The company delivered another year of strong revenue growth and retains a leading competitive position across Latin America.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$25,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $25,000,000

	Class 2 63,417,827	MSCI Emerging Markets Index 58,419,306
12/31/15	25,000,000	25,000,000
12/31/16	25,774,475	27,900,000
12/31/17	39,440,100	38,432,250
12/31/18	33,554,665	32,955,654
12/31/19	42,951,295	39,177,682
12/31/20	55,643,809	46,499,991
12/31/21	50,582,352	45,467,691
12/31/22	37,206,544	36,492,369
12/31/23	42,532,905	40,240,135
12/31/24	45,070,255	43,479,686
12/31/25	63,417,827	58,419,306
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	40.71%	2.65%	9.76%
MSCI Emerging Markets Index	34.36%	4.67%	8.85%

Returns for Class 2 shares are based on actual performance from March 2, 2015. Prior to that date, returns are calculated based on Class 5 shares from January 1, 2015, adjusted to reflect the differences in share class fees. Prior to January 1, 2015, returns are calculated based on the shares previously designated as Class 3 shares, prior to conversion to Class 5 shares.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$7,156,113,823
  Total number of portfolio holdings86
  Total advisory fees paid$31,285,262
  Portfolio turnover rate28%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	26.9%
Internet	21.0%
Banks	9.7%
Mining	7.0%
Oil & Gas	4.6%
Diversified Financial Services	2.6%
Retail	2.6%
Auto Parts & Equipment	2.2%
Home Furnishings	2.1%
Insurance	2.0%
Auto Manufacturers	2.0%
Airlines	1.7%
Electric	1.7%
Other sectors	13.7%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class 3 | BGELX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$84	0.70%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund delivered strong absolute returns over the year and outperformed the MSCI Emerging Markets Index, supported by improving emerging market fundamentals and a broadening of growth drivers beyond a narrow set of index heavyweights. Performance was led by strength across selective exposure to companies benefiting from the continued evolution of the artificial intelligence (“AI”) investment cycle and a recovery in commodities. China remained volatile, though sentiment was supported by a clearer policy focus on consumption, capital market reform and strategic technologies outlined in the 15th Five-Year Plan, the government’s medium-term economic roadmap. The Fund’s underweight exposure to India was beneficial amid weaker index performance following several years of strong returns.

TOP PERFORMANCE CONTRIBUTORS

Samsung Electronics, a leading global technology company specializing in consumer electronics and semiconductors, was a top contributor to performance. This time last year, we were writing about this company in a more apologetic light. The company is now forecasted to grow its operating profits by over 150% in 2025. Samsung is seeing strong demand across the board, has the capacity to negotiate with customers and is prioritizing its customer and application mix to maximize profits. It is projected to regain the number one position in global DRAM (dynamic random access memory) market driven by soaring demand for high-performance AI memory and a sharp rise in conventional DRAM prices. Given disciplined capital expenditure throughout the industry, Samsung anticipates that memory shortages will persist well into 2027.

Alongside Samsung, SK Hynix, a major player in the semiconductor industry known for its memory chips, continued its strong performance as the clear winner to-date in high bandwidth memory, reporting a 62% year-on-year growth in profits in the third quarter and announcing that all of its DRAM, NAND and high bandwidth memory capacity, which is critical for AI computing workloads, is fully booked for 2026.

TOP PERFORMANCE DETRACTORS

Globant, a software development and AI services company, detracted as management cut near-term growth guidance and earnings disappointed, reflecting softer discretionary spending among a few large US clients. However, performance in Europe and newer markets remains strong, and we continue to view Globant as a differentiated, long-term way to access the AI services opportunity, supported by healthy pipeline growth and the rollout of its higher-visibility AI Pods model.

MercadoLibre, a leading e-commerce and financial technology platform in Latin America, also detracted from performance as continued investment in logistics, fintech expansion and customer acquisition weighed on near-term margins. While the market reacted negatively to short-term profitability pressures, we continue to view these investments as strategically important for long-term growth. The company delivered another year of strong revenue growth and retains a leading competitive position across Latin America.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$100,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $100,000,000

	Class 3 255,342,472	MSCI Emerging Markets Index 233,677,222
12/31/15	100,000,000	100,000,000
12/31/16	103,121,540	111,600,000
12/31/17	157,907,720	153,729,000
12/31/18	134,437,912	131,822,618
12/31/19	172,207,559	156,710,728
12/31/20	223,252,628	185,999,963
12/31/21	203,092,600	181,870,764
12/31/22	149,492,160	145,969,475
12/31/23	171,013,490	160,960,540
12/31/24	181,287,535	173,918,742
12/31/25	255,342,472	233,677,222
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	40.81%	2.72%	9.83%
MSCI Emerging Markets Index	34.36%	4.67%	8.85%

Returns for Class 3 shares are based on actual performance from March 31, 2016. Prior to that date, returns are calculated based on Class 5 shares from January 1, 2015, adjusted to reflect the differences in share class fees. Prior to January 1, 2015, returns are calculated based on the shares previously designated as Class 3 shares, prior to conversion to Class 5 shares.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$7,156,113,823
  Total number of portfolio holdings86
  Total advisory fees paid$31,285,262
  Portfolio turnover rate28%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	26.9%
Internet	21.0%
Banks	9.7%
Mining	7.0%
Oil & Gas	4.6%
Diversified Financial Services	2.6%
Retail	2.6%
Auto Parts & Equipment	2.2%
Home Furnishings	2.1%
Insurance	2.0%
Auto Manufacturers	2.0%
Airlines	1.7%
Electric	1.7%
Other sectors	13.7%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class 4 | BGEPX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$81	0.67%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund delivered strong absolute returns over the year and outperformed the MSCI Emerging Markets Index, supported by improving emerging market fundamentals and a broadening of growth drivers beyond a narrow set of index heavyweights. Performance was led by strength across selective exposure to companies benefiting from the continued evolution of the artificial intelligence (“AI”) investment cycle and a recovery in commodities. China remained volatile, though sentiment was supported by a clearer policy focus on consumption, capital market reform and strategic technologies outlined in the 15th Five-Year Plan, the government’s medium-term economic roadmap. The Fund’s underweight exposure to India was beneficial amid weaker index performance following several years of strong returns.

TOP PERFORMANCE CONTRIBUTORS

Samsung Electronics, a leading global technology company specializing in consumer electronics and semiconductors, was a top contributor to performance. This time last year, we were writing about this company in a more apologetic light. The company is now forecasted to grow its operating profits by over 150% in 2025. Samsung is seeing strong demand across the board, has the capacity to negotiate with customers and is prioritizing its customer and application mix to maximize profits. It is projected to regain the number one position in global DRAM (dynamic random access memory) market driven by soaring demand for high-performance AI memory and a sharp rise in conventional DRAM prices. Given disciplined capital expenditure throughout the industry, Samsung anticipates that memory shortages will persist well into 2027.

Alongside Samsung, SK Hynix, a major player in the semiconductor industry known for its memory chips, continued its strong performance as the clear winner to-date in high bandwidth memory, reporting a 62% year-on-year growth in profits in the third quarter and announcing that all of its DRAM, NAND and high bandwidth memory capacity, which is critical for AI computing workloads, is fully booked for 2026.

TOP PERFORMANCE DETRACTORS

Globant, a software development and AI services company, detracted as management cut near-term growth guidance and earnings disappointed, reflecting softer discretionary spending among a few large US clients. However, performance in Europe and newer markets remains strong, and we continue to view Globant as a differentiated, long-term way to access the AI services opportunity, supported by healthy pipeline growth and the rollout of its higher-visibility AI Pods model.

MercadoLibre, a leading e-commerce and financial technology platform in Latin America, also detracted from performance as continued investment in logistics, fintech expansion and customer acquisition weighed on near-term margins. While the market reacted negatively to short-term profitability pressures, we continue to view these investments as strategically important for long-term growth. The company delivered another year of strong revenue growth and retains a leading competitive position across Latin America.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$200,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $200,000,000

	Class 4 512,396,720	MSCI Emerging Markets Index 467,354,444
12/31/15	200,000,000	200,000,000
12/31/16	206,378,205	223,200,000
12/31/17	316,118,049	307,458,000
12/31/18	269,213,892	263,645,235
12/31/19	344,952,542	313,421,455
12/31/20	447,337,217	371,999,925
12/31/21	407,060,339	363,741,527
12/31/22	299,717,257	291,938,950
12/31/23	342,967,455	321,921,080
12/31/24	363,789,774	347,837,485
12/31/25	512,396,720	467,354,444
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 4	40.85%	2.75%	9.87%
MSCI Emerging Markets Index	34.36%	4.67%	8.85%

Returns for Class 4 shares are based on actual performance from July 14, 2023. Prior to that date, returns are calculated based on Class 5 shares from January 1, 2015, adjusted to reflect the differences in share class fees. Prior to January 1, 2015, returns are calculated based on the shares previously designated as Class 3 shares, prior to conversion to Class 5 shares.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$7,156,113,823
  Total number of portfolio holdings86
  Total advisory fees paid$31,285,262
  Portfolio turnover rate28%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	26.9%
Internet	21.0%
Banks	9.7%
Mining	7.0%
Oil & Gas	4.6%
Diversified Financial Services	2.6%
Retail	2.6%
Auto Parts & Equipment	2.2%
Home Furnishings	2.1%
Insurance	2.0%
Auto Manufacturers	2.0%
Airlines	1.7%
Electric	1.7%
Other sectors	13.7%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class 5 | BGEDX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$75	0.62%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund delivered strong absolute returns over the year and outperformed the MSCI Emerging Markets Index, supported by improving emerging market fundamentals and a broadening of growth drivers beyond a narrow set of index heavyweights. Performance was led by strength across selective exposure to companies benefiting from the continued evolution of the artificial intelligence (“AI”) investment cycle and a recovery in commodities. China remained volatile, though sentiment was supported by a clearer policy focus on consumption, capital market reform and strategic technologies outlined in the 15th Five-Year Plan, the government’s medium-term economic roadmap. The Fund’s underweight exposure to India was beneficial amid weaker index performance following several years of strong returns.

TOP PERFORMANCE CONTRIBUTORS

Samsung Electronics, a leading global technology company specializing in consumer electronics and semiconductors, was a top contributor to performance. This time last year, we were writing about this company in a more apologetic light. The company is now forecasted to grow its operating profits by over 150% in 2025. Samsung is seeing strong demand across the board, has the capacity to negotiate with customers and is prioritizing its customer and application mix to maximize profits. It is projected to regain the number one position in global DRAM (dynamic random access memory) market driven by soaring demand for high-performance AI memory and a sharp rise in conventional DRAM prices. Given disciplined capital expenditure throughout the industry, Samsung anticipates that memory shortages will persist well into 2027.

Alongside Samsung, SK Hynix, a major player in the semiconductor industry known for its memory chips, continued its strong performance as the clear winner to-date in high bandwidth memory, reporting a 62% year-on-year growth in profits in the third quarter and announcing that all of its DRAM, NAND and high bandwidth memory capacity, which is critical for AI computing workloads, is fully booked for 2026.

TOP PERFORMANCE DETRACTORS

Globant, a software development and AI services company, detracted as management cut near-term growth guidance and earnings disappointed, reflecting softer discretionary spending among a few large US clients. However, performance in Europe and newer markets remains strong, and we continue to view Globant as a differentiated, long-term way to access the AI services opportunity, supported by healthy pipeline growth and the rollout of its higher-visibility AI Pods model.

MercadoLibre, a leading e-commerce and financial technology platform in Latin America, also detracted from performance as continued investment in logistics, fintech expansion and customer acquisition weighed on near-term margins. While the market reacted negatively to short-term profitability pressures, we continue to view these investments as strategically important for long-term growth. The company delivered another year of strong revenue growth and retains a leading competitive position across Latin America.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$500,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $500,000,000

	Class 5 1,287,402,302	MSCI Emerging Markets Index 1,168,386,111
12/31/15	500,000,000	500,000,000
12/31/16	516,203,407	558,000,000
12/31/17	791,081,422	768,645,000
12/31/18	674,042,082	659,113,088
12/31/19	864,100,392	783,553,638
12/31/20	1,121,133,875	929,999,813
12/31/21	1,020,708,991	909,353,818
12/31/22	751,924,965	729,847,374
12/31/23	860,846,476	804,802,699
12/31/24	913,569,471	869,593,712
12/31/25	1,287,402,302	1,168,386,111
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 5	40.92%	2.80%	9.92%
MSCI Emerging Markets Index	34.36%	4.67%	8.85%

Effective January 1, 2015, the share class structure of the Fund was changed, and shares previously designated as Class 3 shares were converted to Class 5 shares. The performance information provided for Class 5 reflects the performance for Class 3 for periods prior to January 1, 2015. Class 3 shares were subject to a higher shareholder service fee than Class 5 shares, and no adjustment has been made to the performance information shown for Class 5 to reflect its different expense structure.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$7,156,113,823
  Total number of portfolio holdings86
  Total advisory fees paid$31,285,262
  Portfolio turnover rate28%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	26.9%
Internet	21.0%
Banks	9.7%
Mining	7.0%
Oil & Gas	4.6%
Diversified Financial Services	2.6%
Retail	2.6%
Auto Parts & Equipment	2.2%
Home Furnishings	2.1%
Insurance	2.0%
Auto Manufacturers	2.0%
Airlines	1.7%
Electric	1.7%
Other sectors	13.7%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class K | BGKEX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$93	0.77%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund delivered strong absolute returns over the year and outperformed the MSCI Emerging Markets Index, supported by improving emerging market fundamentals and a broadening of growth drivers beyond a narrow set of index heavyweights. Performance was led by strength across selective exposure to companies benefiting from the continued evolution of the artificial intelligence (“AI”) investment cycle and a recovery in commodities. China remained volatile, though sentiment was supported by a clearer policy focus on consumption, capital market reform and strategic technologies outlined in the 15th Five-Year Plan, the government’s medium-term economic roadmap. The Fund’s underweight exposure to India was beneficial amid weaker index performance following several years of strong returns.

TOP PERFORMANCE CONTRIBUTORS

Samsung Electronics, a leading global technology company specializing in consumer electronics and semiconductors, was a top contributor to performance. This time last year, we were writing about this company in a more apologetic light. The company is now forecasted to grow its operating profits by over 150% in 2025. Samsung is seeing strong demand across the board, has the capacity to negotiate with customers and is prioritizing its customer and application mix to maximize profits. It is projected to regain the number one position in global DRAM (dynamic random access memory) market driven by soaring demand for high-performance AI memory and a sharp rise in conventional DRAM prices. Given disciplined capital expenditure throughout the industry, Samsung anticipates that memory shortages will persist well into 2027.

Alongside Samsung, SK Hynix, a major player in the semiconductor industry known for its memory chips, continued its strong performance as the clear winner to-date in high bandwidth memory, reporting a 62% year-on-year growth in profits in the third quarter and announcing that all of its DRAM, NAND and high bandwidth memory capacity, which is critical for AI computing workloads, is fully booked for 2026.

TOP PERFORMANCE DETRACTORS

Globant, a software development and AI services company, detracted as management cut near-term growth guidance and earnings disappointed, reflecting softer discretionary spending among a few large US clients. However, performance in Europe and newer markets remains strong, and we continue to view Globant as a differentiated, long-term way to access the AI services opportunity, supported by healthy pipeline growth and the rollout of its higher-visibility AI Pods model.

MercadoLibre, a leading e-commerce and financial technology platform in Latin America, also detracted from performance as continued investment in logistics, fintech expansion and customer acquisition weighed on near-term margins. While the market reacted negatively to short-term profitability pressures, we continue to view these investments as strategically important for long-term growth. The company delivered another year of strong revenue growth and retains a leading competitive position across Latin America.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000,000

	Class K 25,358,091	MSCI Emerging Markets Index 23,367,722
12/31/15	10,000,000	10,000,000
12/31/16	10,308,602	11,160,000
12/31/17	15,770,421	15,372,900
12/31/18	13,419,279	13,182,262
12/31/19	17,176,414	15,671,073
12/31/20	22,252,874	18,599,996
12/31/21	20,231,686	18,187,076
12/31/22	14,876,437	14,596,947
12/31/23	17,004,077	16,096,054
12/31/24	18,024,599	17,391,874
12/31/25	25,358,091	23,367,722
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	40.69%	2.65%	9.75%
MSCI Emerging Markets Index	34.36%	4.67%	8.85%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-emerging-markets-equities-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$7,156,113,823
  Total number of portfolio holdings86
  Total advisory fees paid$31,285,262
  Portfolio turnover rate28%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	26.9%
Internet	21.0%
Banks	9.7%
Mining	7.0%
Oil & Gas	4.6%
Diversified Financial Services	2.6%
Retail	2.6%
Auto Parts & Equipment	2.2%
Home Furnishings	2.1%
Insurance	2.0%
Auto Manufacturers	2.0%
Airlines	1.7%
Electric	1.7%
Other sectors	13.7%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Institutional Class | BGEGX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.86%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund delivered strong absolute returns over the year and outperformed the MSCI Emerging Markets Index, supported by improving emerging market fundamentals and a broadening of growth drivers beyond a narrow set of index heavyweights. Performance was led by strength across selective exposure to companies benefiting from the continued evolution of the artificial intelligence (“AI”) investment cycle and a recovery in commodities. China remained volatile, though sentiment was supported by a clearer policy focus on consumption, capital market reform and strategic technologies outlined in the 15th Five-Year Plan, the government’s medium-term economic roadmap. The Fund’s underweight exposure to India was beneficial amid weaker index performance following several years of strong returns.

TOP PERFORMANCE CONTRIBUTORS

Samsung Electronics, a leading global technology company specializing in consumer electronics and semiconductors, was a top contributor to performance. This time last year, we were writing about this company in a more apologetic light. The company is now forecasted to grow its operating profits by over 150% in 2025. Samsung is seeing strong demand across the board, has the capacity to negotiate with customers and is prioritizing its customer and application mix to maximize profits. It is projected to regain the number one position in global DRAM (dynamic random access memory) market driven by soaring demand for high-performance AI memory and a sharp rise in conventional DRAM prices. Given disciplined capital expenditure throughout the industry, Samsung anticipates that memory shortages will persist well into 2027.

Alongside Samsung, SK Hynix, a major player in the semiconductor industry known for its memory chips, continued its strong performance as the clear winner to-date in high bandwidth memory, reporting a 62% year-on-year growth in profits in the third quarter and announcing that all of its DRAM, NAND and high bandwidth memory capacity, which is critical for AI computing workloads, is fully booked for 2026.

TOP PERFORMANCE DETRACTORS

Globant, a software development and AI services company, detracted as management cut near-term growth guidance and earnings disappointed, reflecting softer discretionary spending among a few large US clients. However, performance in Europe and newer markets remains strong, and we continue to view Globant as a differentiated, long-term way to access the AI services opportunity, supported by healthy pipeline growth and the rollout of its higher-visibility AI Pods model.

MercadoLibre, a leading e-commerce and financial technology platform in Latin America, also detracted from performance as continued investment in logistics, fintech expansion and customer acquisition weighed on near-term margins. While the market reacted negatively to short-term profitability pressures, we continue to view these investments as strategically important for long-term growth. The company delivered another year of strong revenue growth and retains a leading competitive position across Latin America.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000

	Institutional Class 25,146	MSCI Emerging Markets Index 23,368
12/31/15	10,000	10,000
12/31/16	10,293	11,160
12/31/17	15,743	15,373
12/31/18	13,385	13,182
12/31/19	17,124	15,671
12/31/20	22,162	18,600
12/31/21	20,126	18,187
12/31/22	14,789	14,597
12/31/23	16,890	16,096
12/31/24	17,884	17,392
12/31/25	25,146	23,368
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	40.60%	2.56%	9.66%
MSCI Emerging Markets Index	34.36%	4.67%	8.85%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-emerging-markets-equities-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$7,156,113,823
  Total number of portfolio holdings86
  Total advisory fees paid$31,285,262
  Portfolio turnover rate28%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	26.9%
Internet	21.0%
Banks	9.7%
Mining	7.0%
Oil & Gas	4.6%
Diversified Financial Services	2.6%
Retail	2.6%
Auto Parts & Equipment	2.2%
Home Furnishings	2.1%
Insurance	2.0%
Auto Manufacturers	2.0%
Airlines	1.7%
Electric	1.7%
Other sectors	13.7%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets ex China Fund

Class K | BGEZX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Emerging Markets ex China Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$106	0.87%

Management's Discussion of Fund Performance

The Fund delivered strong absolute returns over the year and outperformed the MSCI Emerging Markets ex China Index, supported by improving emerging market fundamentals and a broadening of growth drivers beyond a narrow set of index heavyweights. Performance was led by strength across selective exposure to companies benefiting from the continued evolution of the artificial intelligence (“AI”) investment cycle and a recovery in commodities. The Fund’s underweight exposure to India was beneficial amid weaker index performance following several years of strong returns.

TOP PERFORMANCE CONTRIBUTORS

Samsung Electronics, a leading global technology company specializing in consumer electronics and semiconductors, was a top contributor to performance. The company is now forecasted to grow its operating profits by over 150% in 2025. Samsung is seeing strong demand across the board, has the capacity to negotiate with customers and is prioritizing its customer and application mix to maximize profits. It is projected to regain the number one position in global DRAM (dynamic random access memory) market driven by soaring demand for high-performance AI memory and a sharp rise in conventional DRAM prices. Given disciplined capital expenditure throughout the industry, Samsung anticipates that memory shortages will persist well into 2027.

Alongside Samsung, SK Hynix, a major player in the semiconductor industry known for its memory chips, continued its strong performance as the clear winner to-date in high bandwidth memory, reporting a 62% year-on-year growth in profits in the third quarter and announcing that all of its DRAM, NAND and high bandwidth memory capacity, which is critical for AI computing workloads, is fully booked for 2026.

TOP PERFORMANCE DETRACTORS

Globant, a software development and AI services company, detracted as management cut near-term growth guidance and earnings disappointed, reflecting softer discretionary spending among a few large US clients. However, performance in Europe and newer markets remains strong, and we continue to view Globant as a differentiated, long-term way to access the AI services opportunity, supported by healthy pipeline growth and the rollout of its higher-visibility AI Pods model.

In a similar vein, Tata Consultancy Services (TCS), a leading global IT services and consulting company also detracted amid a cautious spending environment, with clients delaying or scaling back discretionary IT. This uncertainty has weighed on sentiment across the IT services sector, despite TCS’s resilient execution, deep client relationships and capacity to adapt as AI increasingly reshapes enterprise technology spending.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000,000

	Class K 14,132,040	MSCI Emerging Markets ex China Index 13,855,639
12/28/21	10,000,000	10,000,000
12/31/21	10,020,000	10,008,000
12/31/22	7,508,092	8,127,497
12/31/23	9,299,948	9,803,387
12/31/24	9,864,750	10,215,009
12/31/25	14,132,040	13,855,639
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 12/28/21
Class K	43.26%	9.01%
MSCI Emerging Markets ex China Index	35.64%	8.47%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-emerging-markets-ex-china-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,413,579
  Total number of portfolio holdings73
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate20%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	34.3%
Internet	11.8%
Banks	11.5%
Mining	6.5%
Oil & Gas	5.2%
Diversified Financial Services	3.2%
Telecommunications	2.7%
Retail	2.7%
Electric	2.0%
Auto Manufacturers	1.8%
Miscellaneous Manufacturing	1.7%
Computers	1.7%
Airlines	1.7%
Other sectors	11.6%
Other assets less liabilities	1.6%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets ex China Fund

Institutional Class | BGEWX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Emerging Markets ex China Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	0.87%

Management's Discussion of Fund Performance

The Fund delivered strong absolute returns over the year and outperformed the MSCI Emerging Markets ex China Index, supported by improving emerging market fundamentals and a broadening of growth drivers beyond a narrow set of index heavyweights. Performance was led by strength across selective exposure to companies benefiting from the continued evolution of the artificial intelligence (“AI”) investment cycle and a recovery in commodities. The Fund’s underweight exposure to India was beneficial amid weaker index performance following several years of strong returns.

TOP PERFORMANCE CONTRIBUTORS

Samsung Electronics, a leading global technology company specializing in consumer electronics and semiconductors, was a top contributor to performance. The company is now forecasted to grow its operating profits by over 150% in 2025. Samsung is seeing strong demand across the board, has the capacity to negotiate with customers and is prioritizing its customer and application mix to maximize profits. It is projected to regain the number one position in global DRAM (dynamic random access memory) market driven by soaring demand for high-performance AI memory and a sharp rise in conventional DRAM prices. Given disciplined capital expenditure throughout the industry, Samsung anticipates that memory shortages will persist well into 2027.

Alongside Samsung, SK Hynix, a major player in the semiconductor industry known for its memory chips, continued its strong performance as the clear winner to-date in high bandwidth memory, reporting a 62% year-on-year growth in profits in the third quarter and announcing that all of its DRAM, NAND and high bandwidth memory capacity, which is critical for AI computing workloads, is fully booked for 2026.

TOP PERFORMANCE DETRACTORS

Globant, a software development and AI services company, detracted as management cut near-term growth guidance and earnings disappointed, reflecting softer discretionary spending among a few large US clients. However, performance in Europe and newer markets remains strong, and we continue to view Globant as a differentiated, long-term way to access the AI services opportunity, supported by healthy pipeline growth and the rollout of its higher-visibility AI Pods model.

In a similar vein, Tata Consultancy Services (TCS), a leading global IT services and consulting company also detracted amid a cautious spending environment, with clients delaying or scaling back discretionary IT. This uncertainty has weighed on sentiment across the IT services sector, despite TCS’s resilient execution, deep client relationships and capacity to adapt as AI increasingly reshapes enterprise technology spending.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000

	Institutional Class 14,132	MSCI Emerging Markets ex China Index 13,856
12/28/21	10,000	10,000
12/31/21	10,020	10,008
12/31/22	7,508	8,128
12/31/23	9,300	9,803
12/31/24	9,865	10,215
12/31/25	14,132	13,856
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 12/28/21
Institutional Class	43.26%	9.01%
MSCI Emerging Markets ex China Index	35.64%	8.47%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-emerging-markets-ex-china-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,413,579
  Total number of portfolio holdings73
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate20%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	34.3%
Internet	11.8%
Banks	11.5%
Mining	6.5%
Oil & Gas	5.2%
Diversified Financial Services	3.2%
Telecommunications	2.7%
Retail	2.7%
Electric	2.0%
Auto Manufacturers	1.8%
Miscellaneous Manufacturing	1.7%
Computers	1.7%
Airlines	1.7%
Other sectors	11.6%
Other assets less liabilities	1.6%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Global Alpha Equities Fund

Class 2 | BGATX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$72	0.66%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

In 2025, the Baillie Gifford Global Alpha Equities Fund delivered strong absolute performance but trailed its benchmark, the MSCI ACWI Index. The Fund’s returns were driven by its underlying holdings delivering on their potential, resulting in strong profit growth that exceeded that of the benchmark. However, the index benefited from rising valuations that drove its relative outperformance.

TOP PERFORMANCE CONTRIBUTORS

AppLovin, the in-game advertising company, saw its stock price double in 2025 due to outstanding revenue and profit growth that exceeded market expectations. With its expansion into e-commerce products still in its nascent stage and its targeting algorithm improving, it has demonstrated significant potential.

The European technology holding company Prosus saw its stock price rise 57% in 2025, due to strong results from Tencent, its largest holding. We believe these strong results can continue as Tencent leverages its artificial intelligence (AI) expertise more effectively to boost revenues and efficiency across its social media, finance, and gaming platforms.

TOP PERFORMANCE DETRACTORS

Advertising platform The Trade Desk was the largest detractor to performance in 2025, due to increasing competition from Amazon and its international customers cutting their advertising spend. However, The Trade Desk’s new AI-led Kokai platform is showing successful uptake, and its core connected TV business is growing well. We have remained patient as the company works to reaccelerate growth.

Novo Nordisk, the Danish pharmaceutical giant, was another detractor in 2025 as its stock price fell almost 40%. Novo Nordisk has experienced trial disappointments and ceded market share to both Eli Lilly and the compounders who manufacture generic versions of its obesity drug. Execution has been challenging, but we believe the current market valuation appears to reflect a high degree of scepticism relative to the long-term opportunity.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$25,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $25,000,000

	Class 2 68,736,304	MSCI ACWI Index 79,602,159
12/31/15	25,000,000	25,000,000
12/31/16	26,238,052	27,120,000
12/31/17	35,306,134	33,796,944
12/31/18	31,974,913	30,778,877
12/31/19	42,385,609	39,181,510
12/31/20	57,790,971	45,771,840
12/31/21	62,194,096	54,486,799
12/31/22	44,110,280	44,700,970
12/31/23	52,758,433	54,896,041
12/31/24	58,520,374	64,785,675
12/31/25	68,736,304	79,602,159
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	17.46%	3.53%	10.64%
MSCI ACWI Index	22.87%	11.70%	12.27%

Returns for Class 2 shares are based on actual performance from January 6, 2013. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$464,465,144
  Total number of portfolio holdings89
  Total advisory fees paid$2,460,249
  Portfolio turnover rate30%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	25.7%
Semiconductors	14.4%
Software	8.3%
Commercial Services	6.9%
Retail	5.0%
Building Materials	4.6%
Healthcare - Services	4.0%
Diversified Financial Services	3.3%
Biotechnology	2.4%
Real Estate	2.2%
Aerospace/Defense	2.0%
Airlines	1.9%
Healthcare - Products	1.8%
Other sectors	16.0%
Other assets less liabilities	1.5%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Global Alpha Equities Fund

Class 3 | BGAEX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$12Footnote Reference*	0.59%
Footnote	Description
Footnote*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

In 2025, the Baillie Gifford Global Alpha Equities Fund delivered strong absolute performance but trailed its benchmark, the MSCI ACWI Index. The Fund’s returns were driven by its underlying holdings delivering on their potential, resulting in strong profit growth that exceeded that of the benchmark. However, the index benefited from rising valuations that drove its relative outperformance.

TOP PERFORMANCE CONTRIBUTORS

AppLovin, the in-game advertising company, saw its stock price double in 2025 due to outstanding revenue and profit growth that exceeded market expectations. With its expansion into e-commerce products still in its nascent stage and its targeting algorithm improving, it has demonstrated significant potential.

The European technology holding company Prosus saw its stock price rise 57% in 2025, due to strong results from Tencent, its largest holding. We believe these strong results can continue as Tencent leverages its artificial intelligence (AI) expertise more effectively to boost revenues and efficiency across its social media, finance, and gaming platforms.

TOP PERFORMANCE DETRACTORS

Advertising platform The Trade Desk was the largest detractor to performance in 2025, due to increasing competition from Amazon and its international customers cutting their advertising spend. However, The Trade Desk’s new AI-led Kokai platform is showing successful uptake, and its core connected TV business is growing well. We have remained patient as the company works to reaccelerate growth.

Novo Nordisk, the Danish pharmaceutical giant, was another detractor in 2025 as its stock price fell almost 40%. Novo Nordisk has experienced trial disappointments and ceded market share to both Eli Lilly and the compounders who manufacture generic versions of its obesity drug. Execution has been challenging, but we believe the current market valuation appears to reflect a high degree of scepticism relative to the long-term opportunity.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$100,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $100,000,000

	Class 3 274,986,357	MSCI ACWI Index 318,408,638
12/31/15	100,000,000	100,000,000
12/31/16	104,952,206	108,480,000
12/31/17	141,224,535	135,187,776
12/31/18	127,899,653	123,115,508
12/31/19	169,542,434	156,726,041
12/31/20	231,163,884	183,087,361
12/31/21	248,776,385	217,947,195
12/31/22	176,441,120	178,803,879
12/31/23	211,033,734	219,584,166
12/31/24	234,081,497	259,142,702
12/31/25	274,986,357	318,408,638
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	17.47%	3.53%	10.65%
MSCI ACWI Index	22.87%	11.70%	12.27%

Returns for Class 3 shares are based on actual performance from October 21, 2025. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$464,465,144
  Total number of portfolio holdings89
  Total advisory fees paid$2,460,249
  Portfolio turnover rate30%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	25.7%
Semiconductors	14.4%
Software	8.3%
Commercial Services	6.9%
Retail	5.0%
Building Materials	4.6%
Healthcare - Services	4.0%
Diversified Financial Services	3.3%
Biotechnology	2.4%
Real Estate	2.2%
Aerospace/Defense	2.0%
Airlines	1.9%
Healthcare - Products	1.8%
Other sectors	16.0%
Other assets less liabilities	1.5%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Global Alpha Equities Fund

Class K | BGAKX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$71	0.65%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

In 2025, the Baillie Gifford Global Alpha Equities Fund delivered strong absolute performance but trailed its benchmark, the MSCI ACWI Index. The Fund’s returns were driven by its underlying holdings delivering on their potential, resulting in strong profit growth that exceeded that of the benchmark. However, the index benefited from rising valuations that drove its relative outperformance.

TOP PERFORMANCE CONTRIBUTORS

AppLovin, the in-game advertising company, saw its stock price double in 2025 due to outstanding revenue and profit growth that exceeded market expectations. With its expansion into e-commerce products still in its nascent stage and its targeting algorithm improving, it has demonstrated significant potential.

The European technology holding company Prosus saw its stock price rise 57% in 2025, due to strong results from Tencent, its largest holding. We believe these strong results can continue as Tencent leverages its artificial intelligence (AI) expertise more effectively to boost revenues and efficiency across its social media, finance, and gaming platforms.

TOP PERFORMANCE DETRACTORS

Advertising platform The Trade Desk was the largest detractor to performance in 2025, due to increasing competition from Amazon and its international customers cutting their advertising spend. However, The Trade Desk’s new AI-led Kokai platform is showing successful uptake, and its core connected TV business is growing well. We have remained patient as the company works to reaccelerate growth.

Novo Nordisk, the Danish pharmaceutical giant, was another detractor in 2025 as its stock price fell almost 40%. Novo Nordisk has experienced trial disappointments and ceded market share to both Eli Lilly and the compounders who manufacture generic versions of its obesity drug. Execution has been challenging, but we believe the current market valuation appears to reflect a high degree of scepticism relative to the long-term opportunity.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000,000

	Class K 27,498,258	MSCI ACWI Index 31,840,864
12/31/15	10,000,000	10,000,000
12/31/16	10,494,866	10,848,000
12/31/17	14,118,192	13,518,778
12/31/18	12,794,035	12,311,551
12/31/19	16,949,847	15,672,604
12/31/20	23,121,924	18,308,736
12/31/21	24,875,853	21,794,719
12/31/22	17,642,158	17,880,388
12/31/23	21,108,420	21,958,417
12/31/24	23,402,883	25,914,270
12/31/25	27,498,258	31,840,864
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	17.50%	3.53%	10.64%
MSCI ACWI Index	22.87%	11.70%	12.27%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-global-alpha-equities-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$464,465,144
  Total number of portfolio holdings89
  Total advisory fees paid$2,460,249
  Portfolio turnover rate30%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	25.7%
Semiconductors	14.4%
Software	8.3%
Commercial Services	6.9%
Retail	5.0%
Building Materials	4.6%
Healthcare - Services	4.0%
Diversified Financial Services	3.3%
Biotechnology	2.4%
Real Estate	2.2%
Aerospace/Defense	2.0%
Airlines	1.9%
Healthcare - Products	1.8%
Other sectors	16.0%
Other assets less liabilities	1.5%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Global Alpha Equities Fund

Institutional Class | BGASX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$80	0.74%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

In 2025, the Baillie Gifford Global Alpha Equities Fund delivered strong absolute performance but trailed its benchmark, the MSCI ACWI Index. The Fund’s returns were driven by its underlying holdings delivering on their potential, resulting in strong profit growth that exceeded that of the benchmark. However, the index benefited from rising valuations that drove its relative outperformance.

TOP PERFORMANCE CONTRIBUTORS

AppLovin, the in-game advertising company, saw its stock price double in 2025 due to outstanding revenue and profit growth that exceeded market expectations. With its expansion into e-commerce products still in its nascent stage and its targeting algorithm improving, it has demonstrated significant potential.

The European technology holding company Prosus saw its stock price rise 57% in 2025, due to strong results from Tencent, its largest holding. We believe these strong results can continue as Tencent leverages its artificial intelligence (AI) expertise more effectively to boost revenues and efficiency across its social media, finance, and gaming platforms.

TOP PERFORMANCE DETRACTORS

Advertising platform The Trade Desk was the largest detractor to performance in 2025, due to increasing competition from Amazon and its international customers cutting their advertising spend. However, The Trade Desk’s new AI-led Kokai platform is showing successful uptake, and its core connected TV business is growing well. We have remained patient as the company works to reaccelerate growth.

Novo Nordisk, the Danish pharmaceutical giant, was another detractor in 2025 as its stock price fell almost 40%. Novo Nordisk has experienced trial disappointments and ceded market share to both Eli Lilly and the compounders who manufacture generic versions of its obesity drug. Execution has been challenging, but we believe the current market valuation appears to reflect a high degree of scepticism relative to the long-term opportunity.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000

	Institutional Class 27,291	MSCI ACWI Index 31,841
12/31/15	10,000	10,000
12/31/16	10,479	10,848
12/31/17	14,098	13,519
12/31/18	12,770	12,312
12/31/19	16,928	15,673
12/31/20	23,070	18,309
12/31/21	24,796	21,795
12/31/22	17,571	17,880
12/31/23	20,997	21,958
12/31/24	23,271	25,914
12/31/25	27,291	31,841
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	17.27%	3.42%	10.56%
MSCI ACWI Index	22.87%	11.70%	12.27%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-global-alpha-equities-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$464,465,144
  Total number of portfolio holdings89
  Total advisory fees paid$2,460,249
  Portfolio turnover rate30%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	25.7%
Semiconductors	14.4%
Software	8.3%
Commercial Services	6.9%
Retail	5.0%
Building Materials	4.6%
Healthcare - Services	4.0%
Diversified Financial Services	3.3%
Biotechnology	2.4%
Real Estate	2.2%
Aerospace/Defense	2.0%
Airlines	1.9%
Healthcare - Products	1.8%
Other sectors	16.0%
Other assets less liabilities	1.5%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class 2 | BGITX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$65	0.59%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

In 2025, international equities delivered very strong returns and outperformed U.S. markets, supported by relatively more accommodative macroeconomic conditions and a weaker U.S. dollar.

During the year, a small number of themes drove investment sentiment, with excitement surrounding artificial intelligence (AI) boosting a number of technology-focused companies. There was also a strong value tilt to the names that were rewarded during the year, whilst growth and quality companies were less in favour.

Against this backdrop, the Baillie Gifford International Alpha Fund achieved positive returns, however, it lagged the MSCI ACWI ex USA Index.

TOP PERFORMANCE CONTRIBUTORS

Samsung Electronics, a leading global technology company, passed qualification with Nvidia for its high bandwidth memory chips and benefited from a broader memory upcycle, with DRAM (dynamic random access memory) and NAND prices rising strongly. With a strong balance sheet and exposure across the semiconductor value chain, Samsung demonstrated during the period that it is well-positioned to benefit from structurally rising AI-driven demand.

Ryanair, Europe's top low-cost airline, performed well after reporting strong profits during the year, helped by a recovery in ticket pricing, and the announcement of a €750 million share buyback also boosted sentiment, reminding investors of its shareholder-focused capital allocation and the strength of its balance sheet.

TOP PERFORMANCE DETRACTORS

IMCD, a global distributor of specialty chemicals, was negatively impacted in 2025 by macroeconomic uncertainty affecting demand, especially in industrial markets. Increased competition from Chinese suppliers, currency headwinds, and higher financing costs pressured margins and earnings.

Similarly, Edenred, a leading provider of employment benefits, underperformed during the year as regulatory changes in Brazil's meal and food voucher system created uncertainty in a key market segment. Management lowered its 2026 profit forecast to compensate for a reduction in its take rate (the proportion of transaction value retained by the company) and a rise in competitive pressures as a result of a new requirement for restaurants to offer interoperability between providers. Competitive pressures in the broader voucher and benefits market, along with ongoing macro volatility, contributed to a cautious investor outlook.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$25,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $25,000,000

	Class 2 52,328,146	MSCI ACWI ex USA Index 58,896,676
12/31/15	25,000,000	25,000,000
12/31/16	26,309,370	26,252,500
12/31/17	35,506,926	33,542,819
12/31/18	29,624,005	28,920,619
12/31/19	39,145,302	35,320,752
12/31/20	49,529,969	39,251,951
12/31/21	49,174,133	42,505,938
12/31/22	35,090,262	35,887,764
12/31/23	41,657,278	41,705,170
12/31/24	43,759,109	44,246,247
12/31/25	52,328,146	58,896,676
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	19.58%	1.11%	7.67%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,007,293,889
  Total number of portfolio holdings82
  Total advisory fees paid$7,491,982
  Portfolio turnover rate19%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.5%
Semiconductors	14.5%
Commercial Services	6.2%
Insurance	5.9%
Banks	5.4%
Software	4.9%
Home Furnishings	4.3%
Pharmaceuticals	4.3%
Building Materials	4.3%
Machinery - Diversified	4.0%
Airlines	3.4%
Food	3.4%
Diversified Financial Services	3.1%
Other sectors	18.9%
Other assets less liabilities	0.9%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/international-alpha-fund/TSR-2-5 or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

A disclosure that the Fund expects to have considerable exposure to Chinese companies was added to the prospectus. As of December 31, 2025, the Fund's exposure to Chinese companies was 10% of its net asset value.

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class 3 | BGIFX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$57	0.52%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

In 2025, international equities delivered very strong returns and outperformed U.S. markets, supported by relatively more accommodative macroeconomic conditions and a weaker U.S. dollar.

During the year, a small number of themes drove investment sentiment, with excitement surrounding artificial intelligence (AI) boosting a number of technology-focused companies. There was also a strong value tilt to the names that were rewarded during the year, whilst growth and quality companies were less in favour.

Against this backdrop, the Baillie Gifford International Alpha Fund achieved positive returns, however, it lagged the MSCI ACWI ex USA Index.

TOP PERFORMANCE CONTRIBUTORS

Samsung Electronics, a leading global technology company, passed qualification with Nvidia for its high bandwidth memory chips and benefited from a broader memory upcycle, with DRAM (dynamic random access memory) and NAND prices rising strongly. With a strong balance sheet and exposure across the semiconductor value chain, Samsung demonstrated during the period that it is well-positioned to benefit from structurally rising AI-driven demand.

Ryanair, Europe's top low-cost airline, performed well after reporting strong profits during the year, helped by a recovery in ticket pricing, and the announcement of a €750 million share buyback also boosted sentiment, reminding investors of its shareholder-focused capital allocation and the strength of its balance sheet.

TOP PERFORMANCE DETRACTORS

IMCD, a global distributor of specialty chemicals, was negatively impacted in 2025 by macroeconomic uncertainty affecting demand, especially in industrial markets. Increased competition from Chinese suppliers, currency headwinds, and higher financing costs pressured margins and earnings.

Similarly, Edenred, a leading provider of employment benefits, underperformed during the year as regulatory changes in Brazil's meal and food voucher system created uncertainty in a key market segment. Management lowered its 2026 profit forecast to compensate for a reduction in its take rate (the proportion of transaction value retained by the company) and a rise in competitive pressures as a result of a new requirement for restaurants to offer interoperability between providers. Competitive pressures in the broader voucher and benefits market, along with ongoing macro volatility, contributed to a cautious investor outlook.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$100,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $100,000,000

	Class 3 210,781,510	MSCI ACWI ex USA Index 235,586,704
12/31/15	100,000,000	100,000,000
12/31/16	105,310,716	105,010,000
12/31/17	142,226,488	134,171,277
12/31/18	118,744,241	115,682,475
12/31/19	157,019,072	141,283,007
12/31/20	198,813,489	157,007,805
12/31/21	197,524,028	170,023,752
12/31/22	141,050,609	143,551,054
12/31/23	167,564,506	166,820,680
12/31/24	176,141,401	176,984,989
12/31/25	210,781,510	235,586,704
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	19.67%	1.18%	7.74%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class 3 shares are based on actual performance from September 1, 2010. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,007,293,889
  Total number of portfolio holdings82
  Total advisory fees paid$7,491,982
  Portfolio turnover rate19%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.5%
Semiconductors	14.5%
Commercial Services	6.2%
Insurance	5.9%
Banks	5.4%
Software	4.9%
Home Furnishings	4.3%
Pharmaceuticals	4.3%
Building Materials	4.3%
Machinery - Diversified	4.0%
Airlines	3.4%
Food	3.4%
Diversified Financial Services	3.1%
Other sectors	18.9%
Other assets less liabilities	0.9%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/international-alpha-fund/TSR-2-5 or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

A disclosure that the Fund expects to have considerable exposure to Chinese companies was added to the prospectus. As of December 31, 2025, the Fund's exposure to Chinese companies was 10% of its net asset value.

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class 4 | BGIUX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$54	0.49%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

In 2025, international equities delivered very strong returns and outperformed U.S. markets, supported by relatively more accommodative macroeconomic conditions and a weaker U.S. dollar.

During the year, a small number of themes drove investment sentiment, with excitement surrounding artificial intelligence (AI) boosting a number of technology-focused companies. There was also a strong value tilt to the names that were rewarded during the year, whilst growth and quality companies were less in favour.

Against this backdrop, the Baillie Gifford International Alpha Fund achieved positive returns, however, it lagged the MSCI ACWI ex USA Index.

TOP PERFORMANCE CONTRIBUTORS

Samsung Electronics, a leading global technology company, passed qualification with Nvidia for its high bandwidth memory chips and benefited from a broader memory upcycle, with DRAM (dynamic random access memory) and NAND prices rising strongly. With a strong balance sheet and exposure across the semiconductor value chain, Samsung demonstrated during the period that it is well-positioned to benefit from structurally rising AI-driven demand.

Ryanair, Europe's top low-cost airline, performed well after reporting strong profits during the year, helped by a recovery in ticket pricing, and the announcement of a €750 million share buyback also boosted sentiment, reminding investors of its shareholder-focused capital allocation and the strength of its balance sheet.

TOP PERFORMANCE DETRACTORS

IMCD, a global distributor of specialty chemicals, was negatively impacted in 2025 by macroeconomic uncertainty affecting demand, especially in industrial markets. Increased competition from Chinese suppliers, currency headwinds, and higher financing costs pressured margins and earnings.

Similarly, Edenred, a leading provider of employment benefits, underperformed during the year as regulatory changes in Brazil's meal and food voucher system created uncertainty in a key market segment. Management lowered its 2026 profit forecast to compensate for a reduction in its take rate (the proportion of transaction value retained by the company) and a rise in competitive pressures as a result of a new requirement for restaurants to offer interoperability between providers. Competitive pressures in the broader voucher and benefits market, along with ongoing macro volatility, contributed to a cautious investor outlook.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$200,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $200,000,000

	Class 4 422,194,584	MSCI ACWI ex USA Index 471,173,407
12/31/15	200,000,000	200,000,000
12/31/16	210,474,958	210,020,000
12/31/17	284,193,207	268,342,554
12/31/18	237,344,831	231,364,950
12/31/19	313,940,659	282,566,014
12/31/20	397,626,541	314,015,611
12/31/21	395,165,389	340,047,505
12/31/22	282,269,414	287,102,108
12/31/23	335,428,633	333,641,360
12/31/24	352,707,702	353,969,977
12/31/25	422,194,584	471,173,407
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 4	19.70%	1.21%	7.76%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class 4 shares are based on actual performance from July 10, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,007,293,889
  Total number of portfolio holdings82
  Total advisory fees paid$7,491,982
  Portfolio turnover rate19%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.5%
Semiconductors	14.5%
Commercial Services	6.2%
Insurance	5.9%
Banks	5.4%
Software	4.9%
Home Furnishings	4.3%
Pharmaceuticals	4.3%
Building Materials	4.3%
Machinery - Diversified	4.0%
Airlines	3.4%
Food	3.4%
Diversified Financial Services	3.1%
Other sectors	18.9%
Other assets less liabilities	0.9%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/international-alpha-fund/TSR-2-5 or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

A disclosure that the Fund expects to have considerable exposure to Chinese companies was added to the prospectus. As of December 31, 2025, the Fund's exposure to Chinese companies was 10% of its net asset value.

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class 5 | BGIVX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$48	0.44%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

In 2025, international equities delivered very strong returns and outperformed U.S. markets, supported by relatively more accommodative macroeconomic conditions and a weaker U.S. dollar.

During the year, a small number of themes drove investment sentiment, with excitement surrounding artificial intelligence (AI) boosting a number of technology-focused companies. There was also a strong value tilt to the names that were rewarded during the year, whilst growth and quality companies were less in favour.

Against this backdrop, the Baillie Gifford International Alpha Fund achieved positive returns, however, it lagged the MSCI ACWI ex USA Index.

TOP PERFORMANCE CONTRIBUTORS

Samsung Electronics, a leading global technology company, passed qualification with Nvidia for its high bandwidth memory chips and benefited from a broader memory upcycle, with DRAM (dynamic random access memory) and NAND prices rising strongly. With a strong balance sheet and exposure across the semiconductor value chain, Samsung demonstrated during the period that it is well-positioned to benefit from structurally rising AI-driven demand.

Ryanair, Europe's top low-cost airline, performed well after reporting strong profits during the year, helped by a recovery in ticket pricing, and the announcement of a €750 million share buyback also boosted sentiment, reminding investors of its shareholder-focused capital allocation and the strength of its balance sheet.

TOP PERFORMANCE DETRACTORS

IMCD, a global distributor of specialty chemicals, was negatively impacted in 2025 by macroeconomic uncertainty affecting demand, especially in industrial markets. Increased competition from Chinese suppliers, currency headwinds, and higher financing costs pressured margins and earnings.

Similarly, Edenred, a leading provider of employment benefits, underperformed during the year as regulatory changes in Brazil's meal and food voucher system created uncertainty in a key market segment. Management lowered its 2026 profit forecast to compensate for a reduction in its take rate (the proportion of transaction value retained by the company) and a rise in competitive pressures as a result of a new requirement for restaurants to offer interoperability between providers. Competitive pressures in the broader voucher and benefits market, along with ongoing macro volatility, contributed to a cautious investor outlook.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$500,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $500,000,000

	Class 5 1,062,385,144	MSCI ACWI ex USA Index 1,177,933,518
12/31/15	500,000,000	500,000,000
12/31/16	526,978,610	525,050,000
12/31/17	712,273,841	670,856,385
12/31/18	595,155,379	578,412,375
12/31/19	787,617,052	706,415,034
12/31/20	998,065,314	785,039,027
12/31/21	992,384,768	850,118,762
12/31/22	709,223,013	717,755,271
12/31/23	843,213,691	834,103,401
12/31/24	887,089,063	884,924,943
12/31/25	1,062,385,144	1,177,933,518
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 5	19.76%	1.26%	7.83%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class 5 shares are based on actual performance from April 7, 2014. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,007,293,889
  Total number of portfolio holdings82
  Total advisory fees paid$7,491,982
  Portfolio turnover rate19%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.5%
Semiconductors	14.5%
Commercial Services	6.2%
Insurance	5.9%
Banks	5.4%
Software	4.9%
Home Furnishings	4.3%
Pharmaceuticals	4.3%
Building Materials	4.3%
Machinery - Diversified	4.0%
Airlines	3.4%
Food	3.4%
Diversified Financial Services	3.1%
Other sectors	18.9%
Other assets less liabilities	0.9%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/international-alpha-fund/TSR-2-5 or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

A disclosure that the Fund expects to have considerable exposure to Chinese companies was added to the prospectus. As of December 31, 2025, the Fund's exposure to Chinese companies was 10% of its net asset value.

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class K | BGIKX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$65	0.59%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

In 2025, international equities delivered very strong returns and outperformed U.S. markets, supported by relatively more accommodative macroeconomic conditions and a weaker U.S. dollar.

During the year, a small number of themes drove investment sentiment, with excitement surrounding artificial intelligence (AI) boosting a number of technology-focused companies. There was also a strong value tilt to the names that were rewarded during the year, whilst growth and quality companies were less in favour.

Against this backdrop, the Baillie Gifford International Alpha Fund achieved positive returns, however, it lagged the MSCI ACWI ex USA Index.

TOP PERFORMANCE CONTRIBUTORS

Samsung Electronics, a leading global technology company, passed qualification with Nvidia for its high bandwidth memory chips and benefited from a broader memory upcycle, with DRAM (dynamic random access memory) and NAND prices rising strongly. With a strong balance sheet and exposure across the semiconductor value chain, Samsung demonstrated during the period that it is well-positioned to benefit from structurally rising AI-driven demand.

Ryanair, Europe's top low-cost airline, performed well after reporting strong profits during the year, helped by a recovery in ticket pricing, and the announcement of a €750 million share buyback also boosted sentiment, reminding investors of its shareholder-focused capital allocation and the strength of its balance sheet.

TOP PERFORMANCE DETRACTORS

IMCD, a global distributor of specialty chemicals, was negatively impacted in 2025 by macroeconomic uncertainty affecting demand, especially in industrial markets. Increased competition from Chinese suppliers, currency headwinds, and higher financing costs pressured margins and earnings.

Similarly, Edenred, a leading provider of employment benefits, underperformed during the year as regulatory changes in Brazil's meal and food voucher system created uncertainty in a key market segment. Management lowered its 2026 profit forecast to compensate for a reduction in its take rate (the proportion of transaction value retained by the company) and a rise in competitive pressures as a result of a new requirement for restaurants to offer interoperability between providers. Competitive pressures in the broader voucher and benefits market, along with ongoing macro volatility, contributed to a cautious investor outlook.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000,000

	Class K 20,936,166	MSCI ACWI ex USA Index 23,558,670
12/31/15	10,000,000	10,000,000
12/31/16	10,523,748	10,501,000
12/31/17	14,198,369	13,417,128
12/31/18	11,850,079	11,568,248
12/31/19	15,661,604	14,128,301
12/31/20	19,819,771	15,700,781
12/31/21	19,673,101	17,002,375
12/31/22	14,036,695	14,355,105
12/31/23	16,670,044	16,682,068
12/31/24	17,505,973	17,698,499
12/31/25	20,936,166	23,558,670
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	19.59%	1.10%	7.67%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-alpha-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,007,293,889
  Total number of portfolio holdings82
  Total advisory fees paid$7,491,982
  Portfolio turnover rate19%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.5%
Semiconductors	14.5%
Commercial Services	6.2%
Insurance	5.9%
Banks	5.4%
Software	4.9%
Home Furnishings	4.3%
Pharmaceuticals	4.3%
Building Materials	4.3%
Machinery - Diversified	4.0%
Airlines	3.4%
Food	3.4%
Diversified Financial Services	3.1%
Other sectors	18.9%
Other assets less liabilities	0.9%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/international-alpha-fund/TSR-I-K or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

A disclosure that the Fund expects to have considerable exposure to Chinese companies was added to the prospectus. As of December 31, 2025, the Fund's exposure to Chinese companies was 10% of its net asset value.

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Institutional Class | BINSX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	0.69%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

In 2025, international equities delivered very strong returns and outperformed U.S. markets, supported by relatively more accommodative macroeconomic conditions and a weaker U.S. dollar.

During the year, a small number of themes drove investment sentiment, with excitement surrounding artificial intelligence (AI) boosting a number of technology-focused companies. There was also a strong value tilt to the names that were rewarded during the year, whilst growth and quality companies were less in favour.

Against this backdrop, the Baillie Gifford International Alpha Fund achieved positive returns, however, it lagged the MSCI ACWI ex USA Index.

TOP PERFORMANCE CONTRIBUTORS

Samsung Electronics, a leading global technology company, passed qualification with Nvidia for its high bandwidth memory chips and benefited from a broader memory upcycle, with DRAM (dynamic random access memory) and NAND prices rising strongly. With a strong balance sheet and exposure across the semiconductor value chain, Samsung demonstrated during the period that it is well-positioned to benefit from structurally rising AI-driven demand.

Ryanair, Europe's top low-cost airline, performed well after reporting strong profits during the year, helped by a recovery in ticket pricing, and the announcement of a €750 million share buyback also boosted sentiment, reminding investors of its shareholder-focused capital allocation and the strength of its balance sheet.

TOP PERFORMANCE DETRACTORS

IMCD, a global distributor of specialty chemicals, was negatively impacted in 2025 by macroeconomic uncertainty affecting demand, especially in industrial markets. Increased competition from Chinese suppliers, currency headwinds, and higher financing costs pressured margins and earnings.

Similarly, Edenred, a leading provider of employment benefits, underperformed during the year as regulatory changes in Brazil's meal and food voucher system created uncertainty in a key market segment. Management lowered its 2026 profit forecast to compensate for a reduction in its take rate (the proportion of transaction value retained by the company) and a rise in competitive pressures as a result of a new requirement for restaurants to offer interoperability between providers. Competitive pressures in the broader voucher and benefits market, along with ongoing macro volatility, contributed to a cautious investor outlook.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000

	Institutional Class 20,786	MSCI ACWI ex USA Index 23,559
12/31/15	10,000	10,000
12/31/16	10,524	10,501
12/31/17	14,205	13,417
12/31/18	11,836	11,568
12/31/19	15,638	14,128
12/31/20	19,760	15,701
12/31/21	19,602	17,002
12/31/22	13,983	14,355
12/31/23	16,584	16,682
12/31/24	17,401	17,698
12/31/25	20,786	23,559
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	19.45%	1.02%	7.59%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-alpha-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,007,293,889
  Total number of portfolio holdings82
  Total advisory fees paid$7,491,982
  Portfolio turnover rate19%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.5%
Semiconductors	14.5%
Commercial Services	6.2%
Insurance	5.9%
Banks	5.4%
Software	4.9%
Home Furnishings	4.3%
Pharmaceuticals	4.3%
Building Materials	4.3%
Machinery - Diversified	4.0%
Airlines	3.4%
Food	3.4%
Diversified Financial Services	3.1%
Other sectors	18.9%
Other assets less liabilities	0.9%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/international-alpha-fund/TSR-I-K or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

A disclosure that the Fund expects to have considerable exposure to Chinese companies was added to the prospectus. As of December 31, 2025, the Fund's exposure to Chinese companies was 10% of its net asset value.

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Concentrated Growth Equities Fund

Class K | BTLKX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford International Concentrated Growth Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$78	0.72%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the year ended 31 December 2025, the Baillie Gifford International Concentrated Growth Equities Fund underperformed its benchmark, the MSCI ACWI ex USA Index. International equity markets advanced despite ongoing geopolitical uncertainty, but returns were driven by narrow artificial intelligence (AI) leadership and value sectors such as banks, telecommunication services, and utilities, creating a challenging environment for high-conviction international growth investors. While we believe periods of short-term underperformance are inevitable, we have remained focused on identifying companies with the culture, innovation capacity, and financial strength to deliver exceptional long-term returns.

TOP PERFORMANCE CONTRIBUTORS

The world's largest semiconductor foundry, TSMC, was a strong contributor over the year as AI-led demand drove rapid operational progress. Revenue growth and profitability remained robust, supported by increasing mix from advanced nodes. As compute intensity has risen, we have remained confident in TSMC’s long-term prospects, underpinned by its unmatched scale and deep customer entrenchment.

ASML also made a strong contribution, reflecting its unique position as the sole supplier of EUV (extreme ultraviolet) lithography tools used in leading-edge chip manufacturing. Continued growth in both system shipments and services allowed ASML to generate additional revenue from the growing number of tools already in use by customers, reinforcing its role as an essential long-term enabler of next-generation computing.

TOP PERFORMANCE DETRACTORS

China's leading multi-category service e-commerce platform, Meituan, detracted over the year as market caution grew around intensifying food delivery competition, including from Alibaba and new entrant to the market JD.com. We have continued to see Meituan’s scale, network effects and logistics expertise as formidable advantages in a highly complex market, supporting a compelling runway for long-term compounding.

The shares of Ferrari, Italian luxury car manufacturer, were weak following its Capital Markets Day as 2030 targets and electrification messaging disappointed investors. Despite this, we have remained confident in Ferrari’s long-term compounding potential, supported by exceptional brand equity, pricing power and disciplined control of supply.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000,000

	Class K 24,297,327	MSCI ACWI ex USA Index 17,971,131
12/14/17	10,000,000	10,000,000
12/31/17	10,050,000	10,235,000
12/31/18	8,760,000	8,824,617
12/31/19	12,724,361	10,777,505
12/31/20	25,076,753	11,977,041
12/31/21	25,282,259	12,969,938
12/31/22	15,284,241	10,950,518
12/31/23	17,564,660	12,725,597
12/31/24	20,822,402	13,500,962
12/31/25	24,297,327	17,971,131
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	Since Inception 12/14/17
Class K	16.69%	-0.63%	11.66%
MSCI ACWI ex USA Index	33.11%	8.45%	7.55%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-concentrated-growth-equities-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$98,433,719
  Total number of portfolio holdings27
  Total advisory fees paid, net of waiver$281,105
  Portfolio turnover rate15%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	44.9%
Semiconductors	19.9%
Commercial Services	8.6%
Apparel	6.4%
Auto Manufacturers	5.9%
Banks	4.0%
Biotechnology	2.1%
Cosmetics/Personal Care	2.0%
Machinery - Diversified	1.9%
Transportation	1.2%
Investment Companies	1.0%
Pharmaceuticals	0.6%
Other assets less liabilities	1.5%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On December 8 and 9, 2025, the Board of Trustees of the Fund approved and adopted a Plan of Reorganization for the Fund, an Agreement and Plan of Reorganization (each, a “Plan”), pursuant to which each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund will merge into Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF, and Baillie Gifford U.S. Equity Growth ETF, each a series of Baillie Gifford ETF Trust, respectively, subject to shareholder approval.

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Concentrated Growth Equities Fund

Institutional Class | BTLSX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford International Concentrated Growth Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.82%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the year ended 31 December 2025, the Baillie Gifford International Concentrated Growth Equities Fund underperformed its benchmark, the MSCI ACWI ex USA Index. International equity markets advanced despite ongoing geopolitical uncertainty, but returns were driven by narrow artificial intelligence (AI) leadership and value sectors such as banks, telecommunication services, and utilities, creating a challenging environment for high-conviction international growth investors. While we believe periods of short-term underperformance are inevitable, we have remained focused on identifying companies with the culture, innovation capacity, and financial strength to deliver exceptional long-term returns.

TOP PERFORMANCE CONTRIBUTORS

The world's largest semiconductor foundry, TSMC, was a strong contributor over the year as AI-led demand drove rapid operational progress. Revenue growth and profitability remained robust, supported by increasing mix from advanced nodes. As compute intensity has risen, we have remained confident in TSMC’s long-term prospects, underpinned by its unmatched scale and deep customer entrenchment.

ASML also made a strong contribution, reflecting its unique position as the sole supplier of EUV (extreme ultraviolet) lithography tools used in leading-edge chip manufacturing. Continued growth in both system shipments and services allowed ASML to generate additional revenue from the growing number of tools already in use by customers, reinforcing its role as an essential long-term enabler of next-generation computing.

TOP PERFORMANCE DETRACTORS

China's leading multi-category service e-commerce platform, Meituan, detracted over the year as market caution grew around intensifying food delivery competition, including from Alibaba and new entrant to the market JD.com. We have continued to see Meituan’s scale, network effects and logistics expertise as formidable advantages in a highly complex market, supporting a compelling runway for long-term compounding.

The shares of Ferrari, Italian luxury car manufacturer, were weak following its Capital Markets Day as 2030 targets and electrification messaging disappointed investors. Despite this, we have remained confident in Ferrari’s long-term compounding potential, supported by exceptional brand equity, pricing power and disciplined control of supply.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000

	Institutional Class 24,048	MSCI ACWI ex USA Index 17,971
12/14/17	10,000	10,000
12/31/17	10,050	10,235
12/31/18	8,720	8,825
12/31/19	12,672	10,778
12/31/20	24,954	11,977
12/31/21	25,148	12,970
12/31/22	15,194	10,951
12/31/23	17,435	12,726
12/31/24	20,632	13,501
12/31/25	24,048	17,971
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	Since Inception 12/14/17
Institutional Class	16.56%	-0.74%	11.52%
MSCI ACWI ex USA Index	33.11%	8.45%	7.55%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-concentrated-growth-equities-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$98,433,719
  Total number of portfolio holdings27
  Total advisory fees paid, net of waiver$281,105
  Portfolio turnover rate15%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	44.9%
Semiconductors	19.9%
Commercial Services	8.6%
Apparel	6.4%
Auto Manufacturers	5.9%
Banks	4.0%
Biotechnology	2.1%
Cosmetics/Personal Care	2.0%
Machinery - Diversified	1.9%
Transportation	1.2%
Investment Companies	1.0%
Pharmaceuticals	0.6%
Other assets less liabilities	1.5%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On December 8 and 9, 2025, the Board of Trustees of the Fund approved and adopted a Plan of Reorganization for the Fund, an Agreement and Plan of Reorganization (each, a “Plan”), pursuant to which each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund will merge into Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF, and Baillie Gifford U.S. Equity Growth ETF, each a series of Baillie Gifford ETF Trust, respectively, subject to shareholder approval.

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class 2 | BGETX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$62	0.57%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the year ended December 31, 2025, the Baillie Gifford International Growth Fund underperformed its benchmark, the MSCI ACWI ex USA Index. International equity markets advanced despite ongoing geopolitical uncertainty, but returns were driven by narrow artificial intelligence (AI) leadership and value sectors, such as banks, telecommunications services, and utilities. This proved a challenging backdrop for international growth investors. We have remained focused on the operational progress of the companies the Fund owns, where innovation, disciplined reinvestment and long-term earnings power can compound.

TOP PERFORMANCE CONTRIBUTORS

Advantest, a leading supplier of semiconductor test equipment, contributed strongly during the year, benefiting from its critical role in semiconductor testing. Results exceeded market expectations, with management raising guidance on the back of sustained AI data-center investment and improved visibility. Advantest’s deep technical expertise and leadership in advanced logic and memory testing provide a compelling growth story as semiconductor complexity continues to rise.

ASML also made a strong contribution, reflecting its unique position as the sole supplier of EUV (extreme ultraviolet) lithography tools used in in leading-edge chip manufacturing. Continued growth in both system shipments and services allowed ASML to generate additional revenue from the growing number of tools already in use by customers, reinforcing its role as an essential long-term enabler of next-generation computing.

TOP PERFORMANCE DETRACTORS

WiseTech Global's shares were pressured due to increased scrutiny on the wider software business industry as a result of AI enthusiasm, as well as governance concerns regarding the founder’s continued role in the business. Operationally, revenue growth remained healthy and margins robust. We have maintained our view on WiseTech’s long-term opportunity, as a provider of mission-critical logistics software powering global trade.

Wix.com, a web development platform for small businesses, was weaker as the market grappled with what AI means for software businesses. Wix has an aggressive AI roadmap, and revenue growth from the agentic AI website builder platform it acquired in June has been impressive. We believe Wix is well-positioned to successfully adopt AI in its product offering, ultimately strengthening its position as a result.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$25,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index, as required by relevant disclosure rules, and an additional benchmark that the Fund believes better aligns with the Fund's investment objective and strategies for the same period.

GROWTH OF $25,000,000

	Class 2 58,827,155	MSCI EAFE Index 57,673,596	MSCI ACWI ex USA Index 58,896,676
12/31/15	25,000,000	25,000,000	25,000,000
12/31/16	25,334,571	25,377,500	26,252,500
12/31/17	37,012,092	31,879,215	33,542,819
12/31/18	30,599,537	27,620,152	28,920,619
12/31/19	42,025,630	33,878,879	35,320,752
12/31/20	68,485,723	36,684,050	39,251,951
12/31/21	62,042,050	41,005,431	42,505,938
12/31/22	40,683,930	35,260,570	35,887,764
12/31/23	46,505,331	41,907,188	41,705,170
12/31/24	50,161,861	43,729,195	44,246,247
12/31/25	58,827,155	57,673,596	58,896,676
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	17.28%	-3.00%	8.93%
MSCI EAFE Index	31.89%	9.46%	8.71%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,358,454,937
  Total number of portfolio holdings59
  Total advisory fees paid$10,976,100
  Portfolio turnover rate21%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	20.6%
Commercial Services	7.4%
Machinery - Diversified	5.6%
Software	5.3%
Auto Manufacturers	4.3%
Biotechnology	3.9%
Transportation	3.6%
Pharmaceuticals	3.4%
Insurance	3.2%
Apparel	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.5%
Other sectors	11.7%
Other assets less liabilities	0.6%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class 3 | BGEUX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$54	0.50%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the year ended December 31, 2025, the Baillie Gifford International Growth Fund underperformed its benchmark, the MSCI ACWI ex USA Index. International equity markets advanced despite ongoing geopolitical uncertainty, but returns were driven by narrow artificial intelligence (AI) leadership and value sectors, such as banks, telecommunications services, and utilities. This proved a challenging backdrop for international growth investors. We have remained focused on the operational progress of the companies the Fund owns, where innovation, disciplined reinvestment and long-term earnings power can compound.

TOP PERFORMANCE CONTRIBUTORS

Advantest, a leading supplier of semiconductor test equipment, contributed strongly during the year, benefiting from its critical role in semiconductor testing. Results exceeded market expectations, with management raising guidance on the back of sustained AI data-center investment and improved visibility. Advantest’s deep technical expertise and leadership in advanced logic and memory testing provide a compelling growth story as semiconductor complexity continues to rise.

ASML also made a strong contribution, reflecting its unique position as the sole supplier of EUV (extreme ultraviolet) lithography tools used in in leading-edge chip manufacturing. Continued growth in both system shipments and services allowed ASML to generate additional revenue from the growing number of tools already in use by customers, reinforcing its role as an essential long-term enabler of next-generation computing.

TOP PERFORMANCE DETRACTORS

WiseTech Global's shares were pressured due to increased scrutiny on the wider software business industry as a result of AI enthusiasm, as well as governance concerns regarding the founder’s continued role in the business. Operationally, revenue growth remained healthy and margins robust. We have maintained our view on WiseTech’s long-term opportunity, as a provider of mission-critical logistics software powering global trade.

Wix.com, a web development platform for small businesses, was weaker as the market grappled with what AI means for software businesses. Wix has an aggressive AI roadmap, and revenue growth from the agentic AI website builder platform it acquired in June has been impressive. We believe Wix is well-positioned to successfully adopt AI in its product offering, ultimately strengthening its position as a result.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$100,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index, as required by relevant disclosure rules, and an additional benchmark that the Fund believes better aligns with the Fund's investment objective and strategies for the same period.

GROWTH OF $100,000,000

	Class 3 234,444,621	MSCI EAFE Index 230,694,382	MSCI ACWI ex USA Index 235,586,704
12/31/15	100,000,000	100,000,000	100,000,000
12/31/16	101,338,284	101,510,000	105,010,000
12/31/17	148,048,370	127,516,862	134,171,277
12/31/18	122,398,148	110,480,609	115,682,475
12/31/19	168,102,522	135,515,515	141,283,007
12/31/20	273,942,892	146,736,200	157,007,805
12/31/21	248,168,200	164,021,724	170,023,752
12/31/22	162,735,720	141,042,281	143,551,054
12/31/23	186,021,324	167,628,751	166,820,680
12/31/24	200,647,444	174,916,781	176,984,989
12/31/25	234,444,621	230,694,382	235,586,704
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	16.53%	-3.07%	8.89%
MSCI EAFE Index	31.89%	9.46%	8.71%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class 3 shares are based on actual performance from April 19, 2010. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,358,454,937
  Total number of portfolio holdings59
  Total advisory fees paid$10,976,100
  Portfolio turnover rate21%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	20.6%
Commercial Services	7.4%
Machinery - Diversified	5.6%
Software	5.3%
Auto Manufacturers	4.3%
Biotechnology	3.9%
Transportation	3.6%
Pharmaceuticals	3.4%
Insurance	3.2%
Apparel	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.5%
Other sectors	11.7%
Other assets less liabilities	0.6%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class 4 | BGEFX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$51	0.47%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the year ended December 31, 2025, the Baillie Gifford International Growth Fund underperformed its benchmark, the MSCI ACWI ex USA Index. International equity markets advanced despite ongoing geopolitical uncertainty, but returns were driven by narrow artificial intelligence (AI) leadership and value sectors, such as banks, telecommunications services, and utilities. This proved a challenging backdrop for international growth investors. We have remained focused on the operational progress of the companies the Fund owns, where innovation, disciplined reinvestment and long-term earnings power can compound.

TOP PERFORMANCE CONTRIBUTORS

Advantest, a leading supplier of semiconductor test equipment, contributed strongly during the year, benefiting from its critical role in semiconductor testing. Results exceeded market expectations, with management raising guidance on the back of sustained AI data-center investment and improved visibility. Advantest’s deep technical expertise and leadership in advanced logic and memory testing provide a compelling growth story as semiconductor complexity continues to rise.

ASML also made a strong contribution, reflecting its unique position as the sole supplier of EUV (extreme ultraviolet) lithography tools used in in leading-edge chip manufacturing. Continued growth in both system shipments and services allowed ASML to generate additional revenue from the growing number of tools already in use by customers, reinforcing its role as an essential long-term enabler of next-generation computing.

TOP PERFORMANCE DETRACTORS

WiseTech Global's shares were pressured due to increased scrutiny on the wider software business industry as a result of AI enthusiasm, as well as governance concerns regarding the founder’s continued role in the business. Operationally, revenue growth remained healthy and margins robust. We have maintained our view on WiseTech’s long-term opportunity, as a provider of mission-critical logistics software powering global trade.

Wix.com, a web development platform for small businesses, was weaker as the market grappled with what AI means for software businesses. Wix has an aggressive AI roadmap, and revenue growth from the agentic AI website builder platform it acquired in June has been impressive. We believe Wix is well-positioned to successfully adopt AI in its product offering, ultimately strengthening its position as a result.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$200,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index, as required by relevant disclosure rules, and an additional benchmark that the Fund believes better aligns with the Fund's investment objective and strategies for the same period.

GROWTH OF $200,000,000

	Class 4 474,982,668	MSCI EAFE Index 461,388,765	MSCI ACWI ex USA Index 471,173,407
12/31/15	200,000,000	200,000,000	200,000,000
12/31/16	202,721,811	203,020,000	210,020,000
12/31/17	296,457,827	255,033,724	268,342,554
12/31/18	245,342,424	220,961,218	231,364,950
12/31/19	337,287,214	271,031,031	282,566,014
12/31/20	550,210,257	293,472,400	314,015,611
12/31/21	498,940,200	328,043,449	340,047,505
12/31/22	327,507,890	282,084,561	287,102,108
12/31/23	374,742,956	335,257,501	333,641,360
12/31/24	404,614,295	349,833,563	353,969,977
12/31/25	474,982,668	461,388,765	471,173,407
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 4	17.39%	-2.90%	9.04%
MSCI EAFE Index	31.89%	9.46%	8.71%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class 4 shares are based on actual performance from October 10, 2016. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,358,454,937
  Total number of portfolio holdings59
  Total advisory fees paid$10,976,100
  Portfolio turnover rate21%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	20.6%
Commercial Services	7.4%
Machinery - Diversified	5.6%
Software	5.3%
Auto Manufacturers	4.3%
Biotechnology	3.9%
Transportation	3.6%
Pharmaceuticals	3.4%
Insurance	3.2%
Apparel	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.5%
Other sectors	11.7%
Other assets less liabilities	0.6%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class 5 | BGEVX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$46	0.42%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the year ended December 31, 2025, the Baillie Gifford International Growth Fund underperformed its benchmark, the MSCI ACWI ex USA Index. International equity markets advanced despite ongoing geopolitical uncertainty, but returns were driven by narrow artificial intelligence (AI) leadership and value sectors, such as banks, telecommunications services, and utilities. This proved a challenging backdrop for international growth investors. We have remained focused on the operational progress of the companies the Fund owns, where innovation, disciplined reinvestment and long-term earnings power can compound.

TOP PERFORMANCE CONTRIBUTORS

Advantest, a leading supplier of semiconductor test equipment, contributed strongly during the year, benefiting from its critical role in semiconductor testing. Results exceeded market expectations, with management raising guidance on the back of sustained AI data-center investment and improved visibility. Advantest’s deep technical expertise and leadership in advanced logic and memory testing provide a compelling growth story as semiconductor complexity continues to rise.

ASML also made a strong contribution, reflecting its unique position as the sole supplier of EUV (extreme ultraviolet) lithography tools used in in leading-edge chip manufacturing. Continued growth in both system shipments and services allowed ASML to generate additional revenue from the growing number of tools already in use by customers, reinforcing its role as an essential long-term enabler of next-generation computing.

TOP PERFORMANCE DETRACTORS

WiseTech Global's shares were pressured due to increased scrutiny on the wider software business industry as a result of AI enthusiasm, as well as governance concerns regarding the founder’s continued role in the business. Operationally, revenue growth remained healthy and margins robust. We have maintained our view on WiseTech’s long-term opportunity, as a provider of mission-critical logistics software powering global trade.

Wix.com, a web development platform for small businesses, was weaker as the market grappled with what AI means for software businesses. Wix has an aggressive AI roadmap, and revenue growth from the agentic AI website builder platform it acquired in June has been impressive. We believe Wix is well-positioned to successfully adopt AI in its product offering, ultimately strengthening its position as a result.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$500,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index, as required by relevant disclosure rules, and an additional benchmark that the Fund believes better aligns with the Fund's investment objective and strategies for the same period.

GROWTH OF $500,000,000

	Class 5 1,194,336,861	MSCI EAFE Index 1,153,471,912	MSCI ACWI ex USA Index 1,177,933,518
12/31/15	500,000,000	500,000,000	500,000,000
12/31/16	507,451,540	507,550,000	525,050,000
12/31/17	742,460,461	637,584,310	670,856,385
12/31/18	614,754,757	552,403,046	578,412,375
12/31/19	845,567,860	677,577,576	706,415,034
12/31/20	1,380,032,039	733,681,000	785,039,027
12/31/21	1,252,068,845	820,108,622	850,118,762
12/31/22	822,271,572	705,211,404	717,755,271
12/31/23	941,341,895	838,143,753	834,103,401
12/31/24	1,016,884,668	874,583,906	884,924,943
12/31/25	1,194,336,861	1,153,471,912	1,177,933,518
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 5	17.45%	-2.85%	9.10%
MSCI EAFE Index	31.89%	9.46%	8.71%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class 5 shares are based on actual performance from July 19, 2012. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,358,454,937
  Total number of portfolio holdings59
  Total advisory fees paid$10,976,100
  Portfolio turnover rate21%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	20.6%
Commercial Services	7.4%
Machinery - Diversified	5.6%
Software	5.3%
Auto Manufacturers	4.3%
Biotechnology	3.9%
Transportation	3.6%
Pharmaceuticals	3.4%
Insurance	3.2%
Apparel	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.5%
Other sectors	11.7%
Other assets less liabilities	0.6%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class K | BGEKX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$62	0.57%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the year ended December 31, 2025, the Baillie Gifford International Growth Fund underperformed its benchmark, the MSCI ACWI ex USA Index. International equity markets advanced despite ongoing geopolitical uncertainty, but returns were driven by narrow artificial intelligence (AI) leadership and value sectors, such as banks, telecommunications services, and utilities. This proved a challenging backdrop for international growth investors. We have remained focused on the operational progress of the companies the Fund owns, where innovation, disciplined reinvestment and long-term earnings power can compound.

TOP PERFORMANCE CONTRIBUTORS

Advantest, a leading supplier of semiconductor test equipment, contributed strongly during the year, benefiting from its critical role in semiconductor testing. Results exceeded market expectations, with management raising guidance on the back of sustained AI data-center investment and improved visibility. Advantest’s deep technical expertise and leadership in advanced logic and memory testing provide a compelling growth story as semiconductor complexity continues to rise.

ASML also made a strong contribution, reflecting its unique position as the sole supplier of EUV (extreme ultraviolet) lithography tools used in in leading-edge chip manufacturing. Continued growth in both system shipments and services allowed ASML to generate additional revenue from the growing number of tools already in use by customers, reinforcing its role as an essential long-term enabler of next-generation computing.

TOP PERFORMANCE DETRACTORS

WiseTech Global's shares were pressured due to increased scrutiny on the wider software business industry as a result of AI enthusiasm, as well as governance concerns regarding the founder’s continued role in the business. Operationally, revenue growth remained healthy and margins robust. We have maintained our view on WiseTech’s long-term opportunity, as a provider of mission-critical logistics software powering global trade.

Wix.com, a web development platform for small businesses, was weaker as the market grappled with what AI means for software businesses. Wix has an aggressive AI roadmap, and revenue growth from the agentic AI website builder platform it acquired in June has been impressive. We believe Wix is well-positioned to successfully adopt AI in its product offering, ultimately strengthening its position as a result.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index, as required by relevant disclosure rules, and an additional benchmark that the Fund believes better aligns with the Fund's investment objective and strategies for the same period.

GROWTH OF $10,000,000

	Class K 23,527,437	MSCI EAFE Index 23,069,438	MSCI ACWI ex USA Index 23,558,670
12/31/15	10,000,000	10,000,000	10,000,000
12/31/16	10,133,828	10,151,000	10,501,000
12/31/17	14,802,775	12,751,686	13,417,128
12/31/18	12,238,509	11,048,061	11,568,248
12/31/19	16,815,399	13,551,552	14,128,301
12/31/20	27,400,261	14,673,620	15,700,781
12/31/21	24,817,723	16,402,172	17,002,375
12/31/22	16,272,408	14,104,228	14,355,105
12/31/23	18,608,847	16,762,875	16,682,068
12/31/24	20,068,373	17,491,678	17,698,499
12/31/25	23,527,437	23,069,438	23,558,670
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	17.24%	-3.00%	8.93%
MSCI EAFE Index	31.89%	9.46%	8.71%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-growth-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,358,454,937
  Total number of portfolio holdings59
  Total advisory fees paid$10,976,100
  Portfolio turnover rate21%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	20.6%
Commercial Services	7.4%
Machinery - Diversified	5.6%
Software	5.3%
Auto Manufacturers	4.3%
Biotechnology	3.9%
Transportation	3.6%
Pharmaceuticals	3.4%
Insurance	3.2%
Apparel	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.5%
Other sectors	11.7%
Other assets less liabilities	0.6%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Institutional Class | BGESX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.65%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the year ended December 31, 2025, the Baillie Gifford International Growth Fund underperformed its benchmark, the MSCI ACWI ex USA Index. International equity markets advanced despite ongoing geopolitical uncertainty, but returns were driven by narrow artificial intelligence (AI) leadership and value sectors, such as banks, telecommunications services, and utilities. This proved a challenging backdrop for international growth investors. We have remained focused on the operational progress of the companies the Fund owns, where innovation, disciplined reinvestment and long-term earnings power can compound.

TOP PERFORMANCE CONTRIBUTORS

Advantest, a leading supplier of semiconductor test equipment, contributed strongly during the year, benefiting from its critical role in semiconductor testing. Results exceeded market expectations, with management raising guidance on the back of sustained AI data-center investment and improved visibility. Advantest’s deep technical expertise and leadership in advanced logic and memory testing provide a compelling growth story as semiconductor complexity continues to rise.

ASML also made a strong contribution, reflecting its unique position as the sole supplier of EUV (extreme ultraviolet) lithography tools used in in leading-edge chip manufacturing. Continued growth in both system shipments and services allowed ASML to generate additional revenue from the growing number of tools already in use by customers, reinforcing its role as an essential long-term enabler of next-generation computing.

TOP PERFORMANCE DETRACTORS

WiseTech Global's shares were pressured due to increased scrutiny on the wider software business industry as a result of AI enthusiasm, as well as governance concerns regarding the founder’s continued role in the business. Operationally, revenue growth remained healthy and margins robust. We have maintained our view on WiseTech’s long-term opportunity, as a provider of mission-critical logistics software powering global trade.

Wix.com, a web development platform for small businesses, was weaker as the market grappled with what AI means for software businesses. Wix has an aggressive AI roadmap, and revenue growth from the agentic AI website builder platform it acquired in June has been impressive. We believe Wix is well-positioned to successfully adopt AI in its product offering, ultimately strengthening its position as a result.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index, as required by relevant disclosure rules, and an additional benchmark that the Fund believes better aligns with the Fund's investment objective and strategies for the same period.

GROWTH OF $10,000

	Institutional Class 23,344	MSCI EAFE Index 23,069	MSCI ACWI ex USA Index 23,559
12/31/15	10,000	10,000	10,000
12/31/16	10,119	10,151	10,501
12/31/17	14,774	12,752	13,417
12/31/18	12,212	11,048	11,568
12/31/19	16,761	13,552	14,128
12/31/20	27,293	14,674	15,701
12/31/21	24,705	16,402	17,002
12/31/22	16,185	14,104	14,355
12/31/23	18,484	16,763	16,682
12/31/24	19,926	17,492	17,698
12/31/25	23,344	23,069	23,559
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	17.15%	-3.08%	8.85%
MSCI EAFE Index	31.89%	9.46%	8.71%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-growth-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,358,454,937
  Total number of portfolio holdings59
  Total advisory fees paid$10,976,100
  Portfolio turnover rate21%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	20.6%
Commercial Services	7.4%
Machinery - Diversified	5.6%
Software	5.3%
Auto Manufacturers	4.3%
Biotechnology	3.9%
Transportation	3.6%
Pharmaceuticals	3.4%
Insurance	3.2%
Apparel	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.5%
Other sectors	11.7%
Other assets less liabilities	0.6%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Long Term Global Growth Fund

Class 2 | BGLTX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Long Term Global Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$75	0.69%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

Over the past 12 months, global equity markets delivered strong absolute returns, rebounding from tariff-related uncertainty earlier in the year. Performance moderated toward the end of the period as investor focus shifted toward valuations, the economic cycle, and the near-term return potential from artificial intelligence (AI)-related investment. Against this backdrop and following a small number of stock-specific developments, the Baillie Gifford Long Term Global Growth Fund underperformed the MSCI ACWI Index.

TOP PERFORMANCE CONTRIBUTORS

AppLovin, a mobile advertising and software platform, was a leading contributor, supported by very strong operational performance. Revenues grew nearly 70% year-on-year alongside further margin expansion, reflecting the strength and scalability of its advertising platform. Early traction from the launch of its self-service advertising offering, alongside continued platform enhancements, AI-enabled creative tools, and international expansion, supported the long-term opportunity.

The internet infrastructure and cybersecurity company, Cloudflare, also contributed positively as it made clear progress in its transition to a scaled enterprise platform. Record contract wins, an expanding global network, and growing adoption of Cloudflare’s serverless developer platform offerings reinforced its role as critical internet infrastructure.

TOP PERFORMANCE DETRACTORS

Digital advertising technology company, The Trade Desk detracted after a sharp share price reaction to earnings, despite revenue growth exceeding expectations. Investor concerns centered on near-term growth and intensifying competition, although adoption of its AI-driven Kokai advertising platform continued to support the long-term opportunity.

Meituan, a local services and on-demand platform, was impacted by subsidy-driven competition in China’s food delivery and quick commerce markets, which pressured near-term profitability as the company defended market share. Even so, Meituan’s order density, scaled logistics, and merchant relationships helped it maintain a market-leading position.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$25,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $25,000,000

	Class 2 108,143,102	MSCI ACWI Index 79,602,278
12/31/15	25,000,000	25,000,000
12/31/16	24,049,595	27,120,000
12/31/17	37,053,195	33,796,944
12/31/18	36,525,861	30,778,877
12/31/19	48,757,897	39,181,510
12/31/20	98,378,811	45,771,840
12/31/21	100,839,135	54,486,799
12/31/22	54,416,870	44,700,970
12/31/23	74,334,309	54,896,041
12/31/24	92,922,781	64,785,675
12/31/25	108,143,102	79,602,278
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	16.38%	1.91%	15.77%
MSCI ACWI Index	22.87%	11.70%	12.27%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,028,798,720
  Total number of portfolio holdings38
  Total advisory fees paid$4,432,958
  Portfolio turnover rate22%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	41.3%
Semiconductors	13.6%
Software	10.9%
Banks	3.3%
Aerospace/Defense	3.2%
Retail	3.0%
Commercial Services	2.8%
Healthcare - Products	2.7%
Apparel	2.5%
Auto Parts & Equipment	1.9%
Biotechnology	1.8%
Pharmaceuticals	1.7%
Miscellaneous Manufacturing	1.6%
Other sectors	7.6%
Other assets less liabilities	2.1%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5 or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On December 8 and 9, 2025, the Board of Trustees of the Fund approved and adopted a Plan of Reorganization for the Fund, an Agreement and Plan of Reorganization (each, a “Plan”), pursuant to which each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund will merge into Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF, and Baillie Gifford U.S. Equity Growth ETF, each a series of Baillie Gifford ETF Trust, respectively, subject to shareholder approval.

On October 2, 2025, a plan to launch Baillie Gifford Institutional Trust (BGIT) was approved and adopted. Subsequent to this on February 5, 2026, Baillie Gifford Long Term Global Growth Institutional Fund ("LTGG Institutional Fund") was launched. As part of this launch around $160 million of existing shareholders within the Baillie Gifford Long Term Global Growth Fund transitioned to the LTGG Institutional Fund.

Effective January 30, 2026, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.70% for Class 2 shares, 0.63% for Class 3 shares, 0.60% for class 4 shares, 0.55% for class 5 shares and 0.70% for Class K and 0.70% for Institutional Class shares. This contractual waiver will expire on June 1, 2026.

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Long Term Global Growth Fund

Class 3 | BGLOX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Long Term Global Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$14Footnote Reference*	0.65%
Footnote	Description
Footnote*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

Over the past 12 months, global equity markets delivered strong absolute returns, rebounding from tariff-related uncertainty earlier in the year. Performance moderated toward the end of the period as investor focus shifted toward valuations, the economic cycle, and the near-term return potential from artificial intelligence (AI)-related investment. Against this backdrop and following a small number of stock-specific developments, the Baillie Gifford Long Term Global Growth Fund underperformed the MSCI ACWI Index.

TOP PERFORMANCE CONTRIBUTORS

AppLovin, a mobile advertising and software platform, was a leading contributor, supported by very strong operational performance. Revenues grew nearly 70% year-on-year alongside further margin expansion, reflecting the strength and scalability of its advertising platform. Early traction from the launch of its self-service advertising offering, alongside continued platform enhancements, AI-enabled creative tools, and international expansion, supported the long-term opportunity.

The internet infrastructure and cybersecurity company, Cloudflare, also contributed positively as it made clear progress in its transition to a scaled enterprise platform. Record contract wins, an expanding global network, and growing adoption of Cloudflare’s serverless developer platform offerings reinforced its role as critical internet infrastructure.

TOP PERFORMANCE DETRACTORS

Digital advertising technology company, The Trade Desk detracted after a sharp share price reaction to earnings, despite revenue growth exceeding expectations. Investor concerns centered on near-term growth and intensifying competition, although adoption of its AI-driven Kokai advertising platform continued to support the long-term opportunity.

Meituan, a local services and on-demand platform, was impacted by subsidy-driven competition in China’s food delivery and quick commerce markets, which pressured near-term profitability as the company defended market share. Even so, Meituan’s order density, scaled logistics, and merchant relationships helped it maintain a market-leading position.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$100,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $100,000,000

	Class 3 432,644,923	MSCI ACWI Index 318,409,113
12/31/15	100,000,000	100,000,000
12/31/16	96,198,380	108,480,000
12/31/17	148,212,780	135,187,776
12/31/18	146,103,445	123,115,508
12/31/19	195,031,589	156,726,041
12/31/20	393,515,246	183,087,361
12/31/21	403,356,542	217,947,195
12/31/22	217,667,479	178,803,879
12/31/23	297,337,236	219,584,166
12/31/24	371,691,125	259,142,702
12/31/25	432,644,923	318,409,113
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	16.40%	1.91%	15.77%
MSCI ACWI Index	22.87%	11.70%	12.27%

Returns for the Class 3 shares are based on actual performance from October 14, 2025. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,028,798,720
  Total number of portfolio holdings38
  Total advisory fees paid$4,432,958
  Portfolio turnover rate22%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	41.3%
Semiconductors	13.6%
Software	10.9%
Banks	3.3%
Aerospace/Defense	3.2%
Retail	3.0%
Commercial Services	2.8%
Healthcare - Products	2.7%
Apparel	2.5%
Auto Parts & Equipment	1.9%
Biotechnology	1.8%
Pharmaceuticals	1.7%
Miscellaneous Manufacturing	1.6%
Other sectors	7.6%
Other assets less liabilities	2.1%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5 or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On December 8 and 9, 2025, the Board of Trustees of the Fund approved and adopted a Plan of Reorganization for the Fund, an Agreement and Plan of Reorganization (each, a “Plan”), pursuant to which each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund will merge into Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF, and Baillie Gifford U.S. Equity Growth ETF, each a series of Baillie Gifford ETF Trust, respectively, subject to shareholder approval.

On October 2, 2025, a plan to launch Baillie Gifford Institutional Trust (BGIT) was approved and adopted. Subsequent to this on February 5, 2026, Baillie Gifford Long Term Global Growth Institutional Fund ("LTGG Institutional Fund") was launched. As part of this launch around $160 million of existing shareholders within the Baillie Gifford Long Term Global Growth Fund transitioned to the LTGG Institutional Fund.

Effective January 30, 2026, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.70% for Class 2 shares, 0.63% for Class 3 shares, 0.60% for class 4 shares, 0.55% for class 5 shares and 0.70% for Class K and 0.70% for Institutional Class shares. This contractual waiver will expire on June 1, 2026.

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Long Term Global Growth Fund

Class K | BGLKX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Long Term Global Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$76	0.70%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

Over the past 12 months, global equity markets delivered strong absolute returns, rebounding from tariff-related uncertainty earlier in the year. Performance moderated toward the end of the period as investor focus shifted toward valuations, the economic cycle, and the near-term return potential from artificial intelligence (AI)-related investment. Against this backdrop and following a small number of stock-specific developments, the Baillie Gifford Long Term Global Growth Fund underperformed the MSCI ACWI Index.

TOP PERFORMANCE CONTRIBUTORS

AppLovin, a mobile advertising and software platform, was a leading contributor, supported by very strong operational performance. Revenues grew nearly 70% year-on-year alongside further margin expansion, reflecting the strength and scalability of its advertising platform. Early traction from the launch of its self-service advertising offering, alongside continued platform enhancements, AI-enabled creative tools, and international expansion, supported the long-term opportunity.

The internet infrastructure and cybersecurity company, Cloudflare, also contributed positively as it made clear progress in its transition to a scaled enterprise platform. Record contract wins, an expanding global network, and growing adoption of Cloudflare’s serverless developer platform offerings reinforced its role as critical internet infrastructure.

TOP PERFORMANCE DETRACTORS

Digital advertising technology company, The Trade Desk detracted after a sharp share price reaction to earnings, despite revenue growth exceeding expectations. Investor concerns centered on near-term growth and intensifying competition, although adoption of its AI-driven Kokai advertising platform continued to support the long-term opportunity.

Meituan, a local services and on-demand platform, was impacted by subsidy-driven competition in China’s food delivery and quick commerce markets, which pressured near-term profitability as the company defended market share. Even so, Meituan’s order density, scaled logistics, and merchant relationships helped it maintain a market-leading position.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000,000

	Class K 43,263,374	MSCI ACWI Index 31,840,911
12/31/15	10,000,000	10,000,000
12/31/16	9,619,838	10,848,000
12/31/17	14,822,499	13,518,778
12/31/18	14,613,517	12,311,551
12/31/19	19,509,147	15,672,604
12/31/20	39,360,641	18,308,736
12/31/21	40,335,940	21,794,719
12/31/22	21,765,906	17,880,388
12/31/23	29,740,773	21,958,417
12/31/24	37,178,763	25,914,270
12/31/25	43,263,374	31,840,911
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	16.40%	1.91%	15.77%
MSCI ACWI Index	22.87%	11.70%	12.27%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-long-term-global-growth-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,028,798,720
  Total number of portfolio holdings38
  Total advisory fees paid$4,432,958
  Portfolio turnover rate22%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	41.3%
Semiconductors	13.6%
Software	10.9%
Banks	3.3%
Aerospace/Defense	3.2%
Retail	3.0%
Commercial Services	2.8%
Healthcare - Products	2.7%
Apparel	2.5%
Auto Parts & Equipment	1.9%
Biotechnology	1.8%
Pharmaceuticals	1.7%
Miscellaneous Manufacturing	1.6%
Other sectors	7.6%
Other assets less liabilities	2.1%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On December 8 and 9, 2025, the Board of Trustees of the Fund approved and adopted a Plan of Reorganization for the Fund, an Agreement and Plan of Reorganization (each, a “Plan”), pursuant to which each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund will merge into Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF, and Baillie Gifford U.S. Equity Growth ETF, each a series of Baillie Gifford ETF Trust, respectively, subject to shareholder approval.

On October 2, 2025, a plan to launch Baillie Gifford Institutional Trust (BGIT) was approved and adopted. Subsequent to this on February 5, 2026, Baillie Gifford Long Term Global Growth Institutional Fund ("LTGG Institutional Fund") was launched. As part of this launch around $160 million of existing shareholders within the Baillie Gifford Long Term Global Growth Fund transitioned to the LTGG Institutional Fund.

Effective January 30, 2026, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.70% for Class 2 shares, 0.63% for Class 3 shares, 0.60% for class 4 shares, 0.55% for class 5 shares and 0.70% for Class K and 0.70% for Institutional Class shares. This contractual waiver will expire on June 1, 2026.

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Long Term Global Growth Fund

Institutional Class | BSGLX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford Long Term Global Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.79%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

Over the past 12 months, global equity markets delivered strong absolute returns, rebounding from tariff-related uncertainty earlier in the year. Performance moderated toward the end of the period as investor focus shifted toward valuations, the economic cycle, and the near-term return potential from artificial intelligence (AI)-related investment. Against this backdrop and following a small number of stock-specific developments, the Baillie Gifford Long Term Global Growth Fund underperformed the MSCI ACWI Index.

TOP PERFORMANCE CONTRIBUTORS

AppLovin, a mobile advertising and software platform, was a leading contributor, supported by very strong operational performance. Revenues grew nearly 70% year-on-year alongside further margin expansion, reflecting the strength and scalability of its advertising platform. Early traction from the launch of its self-service advertising offering, alongside continued platform enhancements, AI-enabled creative tools, and international expansion, supported the long-term opportunity.

The internet infrastructure and cybersecurity company, Cloudflare, also contributed positively as it made clear progress in its transition to a scaled enterprise platform. Record contract wins, an expanding global network, and growing adoption of Cloudflare’s serverless developer platform offerings reinforced its role as critical internet infrastructure.

TOP PERFORMANCE DETRACTORS

Digital advertising technology company, The Trade Desk detracted after a sharp share price reaction to earnings, despite revenue growth exceeding expectations. Investor concerns centered on near-term growth and intensifying competition, although adoption of its AI-driven Kokai advertising platform continued to support the long-term opportunity.

Meituan, a local services and on-demand platform, was impacted by subsidy-driven competition in China’s food delivery and quick commerce markets, which pressured near-term profitability as the company defended market share. Even so, Meituan’s order density, scaled logistics, and merchant relationships helped it maintain a market-leading position.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $10,000

	Institutional Class 42,889	MSCI ACWI Index 31,841
12/31/15	10,000	10,000
12/31/16	9,605	10,848
12/31/17	14,793	13,519
12/31/18	14,576	12,312
12/31/19	19,444	15,673
12/31/20	39,200	18,309
12/31/21	40,143	21,795
12/31/22	21,645	17,880
12/31/23	29,531	21,958
12/31/24	36,891	25,914
12/31/25	42,889	31,841
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	16.26%	1.82%	15.67%
MSCI ACWI Index	22.87%	11.70%	12.27%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-long-term-global-growth-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,028,798,720
  Total number of portfolio holdings38
  Total advisory fees paid$4,432,958
  Portfolio turnover rate22%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	41.3%
Semiconductors	13.6%
Software	10.9%
Banks	3.3%
Aerospace/Defense	3.2%
Retail	3.0%
Commercial Services	2.8%
Healthcare - Products	2.7%
Apparel	2.5%
Auto Parts & Equipment	1.9%
Biotechnology	1.8%
Pharmaceuticals	1.7%
Miscellaneous Manufacturing	1.6%
Other sectors	7.6%
Other assets less liabilities	2.1%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On December 8 and 9, 2025, the Board of Trustees of the Fund approved and adopted a Plan of Reorganization for the Fund, an Agreement and Plan of Reorganization (each, a “Plan”), pursuant to which each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund will merge into Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF, and Baillie Gifford U.S. Equity Growth ETF, each a series of Baillie Gifford ETF Trust, respectively, subject to shareholder approval.

On October 2, 2025, a plan to launch Baillie Gifford Institutional Trust (BGIT) was approved and adopted. Subsequent to this on February 5, 2026, Baillie Gifford Long Term Global Growth Institutional Fund ("LTGG Institutional Fund") was launched. As part of this launch around $160 million of existing shareholders within the Baillie Gifford Long Term Global Growth Fund transitioned to the LTGG Institutional Fund.

Effective January 30, 2026, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.70% for Class 2 shares, 0.63% for Class 3 shares, 0.60% for class 4 shares, 0.55% for class 5 shares and 0.70% for Class K and 0.70% for Institutional Class shares. This contractual waiver will expire on June 1, 2026.

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford U.S. Equity Growth Fund

Class K | BGGKX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford U.S. Equity Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$68	0.65%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the 12 months ended December 31, 2025, the Fund delivered a positive absolute return but trailed its primary benchmark, the S&P 500 Index. US equities performed well despite intermittent volatility, with US trade policy dominating the first half of the year and rising scepticism over the payoffs from artificial intelligence (AI) investment in the second half. Despite these concerns, the broader economy proved resilient. Inflation continued to ease, and while the labor market softened, this provided room for the Federal Reserve to begin cutting interest rates over the year, helping to support equity market valuations.

TOP PERFORMANCE CONTRIBUTORS

Cloudflare, the internet infrastructure company, was a leading contributor as investors gained confidence in its ability to sustain strong growth while improving operating leverage. Cloudflare benefited from structural demand for internet security, performance and reliability, and remained well-positioned to support artificial intelligence workloads at the network edge.

Shopify, the global commerce platform, also contributed strongly as consistent execution reinforced confidence in its combination of growth and cash generation. The company continued to deepen merchant relationships across payments and adjacent services while investing with discipline. An 18% free cash flow margin underscores a sustained track record of strong cash generation alongside robust growth.

TOP PERFORMANCE DETRACTORS

The Trade Desk, the programmatic advertising platform, detracted as shares fell despite continued revenue growth, reflecting a valuation reset and investor caution around near-term execution and competition. The business remained well-positioned in programmatic advertising, particularly connected television. However, concerns around the durability of its competitive advantage led us to exit the position.

Sweetgreen, the fast-casual healthy food restaurant chain, detracted as weaker consumer demand pressured traffic and profitability, especially in coastal markets and at dinner. Average unit volumes were broadly stable, but margins fell and losses increased. Management slowed new openings and refocused on execution. The $186.4 million sale of Spyce improved liquidity and simplified the operating model.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index, as required by relevant disclosure rules, and an additional benchmark that the Fund believes better aligns with the Fund's investment objective and strategies for the same period.

GROWTH OF $10,000,000

	Class K 33,326,356	S&P 500 Index 36,178,682	Russell 1000 Growth Index 50,085,804
12/5/16	10,000,000	10,000,000	10,000,000
12/31/16	10,150,000	10,169,000	10,137,000
12/31/17	11,701,293	12,388,893	13,199,388
12/31/18	12,707,461	11,846,259	13,000,077
12/31/19	16,492,012	15,576,646	17,730,805
12/31/20	37,200,711	18,442,593	24,555,392
12/31/21	35,650,305	23,737,462	31,332,680
12/31/22	15,834,559	19,438,608	22,202,337
12/31/23	23,121,862	24,549,017	31,678,294
12/31/24	30,193,497	30,691,113	42,244,980
12/31/25	33,326,356	36,178,682	50,085,804
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	Since Inception 12/5/16
Class K	10.38%	-2.18%	15.95%
S&P 500 Index	17.88%	14.42%	15.22%
Russell 1000 Growth Index	18.56%	15.31%	19.42%

The inception date for the Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares.

The Fund has changed its broad-based securities market index from the Russell 1000 Growth Index to the S&P 500 Index in light of revisions to the regulatory definition of a broad-based securities market index included in mutual fund prospectuses and shareholder reports. The Fund has retained the S&P 500 Index as an additional benchmark.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-us-equity-growth-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$18,327,346
  Total number of portfolio holdings47
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate18%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	36.6%
Software	18.0%
Healthcare - Products	8.6%
Semiconductors	6.8%
Biotechnology	4.9%
Auto Manufacturers	3.6%
Real Estate	3.0%
Commercial Services	3.0%
Healthcare - Services	2.1%
Entertainment	1.6%
Home Furnishings	1.4%
Distribution/Wholesale	1.4%
Insurance	1.3%
Other sectors	5.3%
Other assets less liabilities	2.4%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/u-s-equity-growth-fund/TSR or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On December 8 and 9, 2025, the Board of Trustees of the Fund approved and adopted a Plan of Reorganization for the Fund, an Agreement and Plan of Reorganization (each, a “Plan”), pursuant to which each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund will merge into Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF, and Baillie Gifford U.S. Equity Growth ETF, each a series of Baillie Gifford ETF Trust, respectively, subject to shareholder approval.

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford U.S. Equity Growth Fund

Institutional Class | BGGSX

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford U.S. Equity Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.75%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the 12 months ended December 31, 2025, the Fund delivered a positive absolute return but trailed its primary benchmark, the S&P 500 Index. US equities performed well despite intermittent volatility, with US trade policy dominating the first half of the year and rising scepticism over the payoffs from artificial intelligence (AI) investment in the second half. Despite these concerns, the broader economy proved resilient. Inflation continued to ease, and while the labor market softened, this provided room for the Federal Reserve to begin cutting interest rates over the year, helping to support equity market valuations.

TOP PERFORMANCE CONTRIBUTORS

Cloudflare, the internet infrastructure company, was a leading contributor as investors gained confidence in its ability to sustain strong growth while improving operating leverage. Cloudflare benefited from structural demand for internet security, performance and reliability, and remained well-positioned to support artificial intelligence workloads at the network edge.

Shopify, the global commerce platform, also contributed strongly as consistent execution reinforced confidence in its combination of growth and cash generation. The company continued to deepen merchant relationships across payments and adjacent services while investing with discipline. An 18% free cash flow margin underscores a sustained track record of strong cash generation alongside robust growth.

TOP PERFORMANCE DETRACTORS

The Trade Desk, the programmatic advertising platform, detracted as shares fell despite continued revenue growth, reflecting a valuation reset and investor caution around near-term execution and competition. The business remained well-positioned in programmatic advertising, particularly connected television. However, concerns around the durability of its competitive advantage led us to exit the position.

Sweetgreen, the fast-casual healthy food restaurant chain, detracted as weaker consumer demand pressured traffic and profitability, especially in coastal markets and at dinner. Average unit volumes were broadly stable, but margins fell and losses increased. Management slowed new openings and refocused on execution. The $186.4 million sale of Spyce improved liquidity and simplified the operating model.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index, as required by relevant disclosure rules, and an additional benchmark that the Fund believes better aligns with the Fund's investment objective and strategies for the same period.

GROWTH OF $10,000

	Institutional Class 33,114	S&P 500 Index 36,179	Russell 1000 Growth Index 50,086
12/5/16	10,000	10,000	10,000
12/31/16	10,150	10,169	10,137
12/31/17	11,701	12,389	13,199
12/31/18	12,672	11,846	13,000
12/31/19	16,475	15,577	17,731
12/31/20	37,139	18,443	24,555
12/31/21	35,561	23,737	31,333
12/31/22	15,779	19,439	22,202
12/31/23	23,027	24,549	31,678
12/31/24	30,036	30,691	42,245
12/31/25	33,114	36,179	50,086
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	Since Inception 12/5/16
Institutional Class	10.25%	-2.27%	15.86%
S&P 500 Index	17.88%	14.42%	15.22%
Russell 1000 Growth Index	18.56%	15.31%	19.42%

The inception date for the Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares.  Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

The Fund has changed its broad-based securities market index from the Russell 1000 Growth Index to the S&P 500 Index in light of revisions to the regulatory definition of a broad-based securities market index included in mutual fund prospectuses and shareholder reports. The Fund has retained the S&P 500 Index as an additional benchmark.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-us-equity-growth-fund/?tab=performance.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$18,327,346
  Total number of portfolio holdings47
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate18%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	36.6%
Software	18.0%
Healthcare - Products	8.6%
Semiconductors	6.8%
Biotechnology	4.9%
Auto Manufacturers	3.6%
Real Estate	3.0%
Commercial Services	3.0%
Healthcare - Services	2.1%
Entertainment	1.6%
Home Furnishings	1.4%
Distribution/Wholesale	1.4%
Insurance	1.3%
Other sectors	5.3%
Other assets less liabilities	2.4%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/u-s-equity-growth-fund/TSR or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On December 8 and 9, 2025, the Board of Trustees of the Fund approved and adopted a Plan of Reorganization for the Fund, an Agreement and Plan of Reorganization (each, a “Plan”), pursuant to which each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund will merge into Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF, and Baillie Gifford U.S. Equity Growth ETF, each a series of Baillie Gifford ETF Trust, respectively, subject to shareholder approval.

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International All Cap Fund

Class 2 | BGICF2

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford International All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$68	0.63%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

2025 was a very strong year for international equities, with returns driven by narrow artificial intelligence leadership and value sectors, such as banks, telecommunications services, and utilities. This proved a challenging backdrop for international growth investors.

More generally, markets were influenced by a combination of easing inflationary pressures, divergent central bank policies and ongoing geopolitical uncertainty.

Monetary conditions became more supportive for equities as several central banks signalled the end of their tightening cycles, with selective rate cuts providing a tailwind for growth-oriented companies. However, economic momentum remained uneven, particularly in parts of Europe and Asia, while concerns around global trade and fiscal sustainability persisted.

Against this backdrop, the Baillie Gifford International All Cap Fund underperformed the MSCI ACWI ex USA Index. over the year.

TOP PERFORMANCE CONTRIBUTORS

Korean technology conglomerate, Samsung Electronics was a strong contributor to performance over the period as the semiconductor cycle continued to recover. Improved pricing conditions in memory markets, alongside growing demand linked to artificial intelligence and advanced computing, contributed to a meaningful improvement in profitability and investor confidence. The company’s scale, technological leadership and balance sheet strength were key factors supporting the share price performance.

Chroma ATE, a manufacturer of electronic and automation testing instruments, benefited from sustained demand for testing equipment across semiconductor and electronics end markets. The company continued to gain share through its strong product offering and close customer relationships, particularly in areas linked to electric vehicles and advanced chip testing. Solid execution and favorable industry dynamics contributed to strong share price performance during the year.

TOP PERFORMANCE DETRACTORS

Bunzl, a distributor of essential non-food consumables, detracted from performance over the year as growth slowed and margins came under pressure. Weaker demand in some end markets (especially North America), combined with cost inflation and inventory normalization, weighed on earnings expectations in the first half of the year, although performance improved during the second half of the year.

Sysmex, a global supplier of diagnostic reagents and equipment, experienced a challenging period as slower capital spending by healthcare providers, particularly in China, impacted sales growth. Ongoing uncertainty around near-term demand led to a de-rating of the shares despite the company’s strong long-term competitive position.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$25,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $25,000,000

	Class 2 46,108,999	MSCI ACWI ex USA Index 58,896,676
12/31/15	25,000,000	25,000,000
12/31/16	25,135,572	26,252,500
12/31/17	33,039,936	33,542,819
12/31/18	27,546,274	28,920,619
12/31/19	36,539,526	35,320,752
12/31/20	48,792,734	39,251,951
12/31/21	50,336,519	42,505,938
12/31/22	34,397,785	35,887,764
12/31/23	37,916,239	41,705,170
12/31/24	39,009,383	44,246,247
12/31/25	46,108,999	58,896,676
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	18.20%	-1.13%	6.31%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class 2 shares are based on actual performance from April 9, 2013. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$279,720,206
  Total number of portfolio holdings83
  Total advisory fees paid$1,026,597
  Portfolio turnover rate20%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	13.5%
Internet	11.8%
Banks	10.0%
Commercial Services	4.7%
Retail	4.6%
Machinery - Diversified	3.7%
Beverages	3.6%
Investment Companies	3.3%
Electronics	3.2%
Pharmaceuticals	3.2%
Cosmetics/Personal Care	2.5%
Building Materials	2.5%
Software	2.3%
Other sectors	30.0%
Other assets less liabilities	1.1%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025.

Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On September 15, 2025, the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford International All Cap Fund (the 'target fund') to merge with and into Baillie Gifford International Alpha Fund (the surviving fund'), an existing series of the Trust."

On February 2, 2026, pursuant to the Agreement and Plan of Reorganization, each target fund transferred all of it's assets and liabilities to the surviving fund. Shareholders in the target funds received shares in the surviving fund in exchange for their target fund shares.

Ahead of the Plan of Reorganization, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for class 4 shares, 0.52% for class 5 shares and 0.67% for Class K and 0.67% for Institutional Class shares.

Availability of Additional Information

If you wish to request additional information about the Fund, including but not limited to the Fund's financial information, holdings, and proxy voting please refer to the contact information included at the beginning of this shareholder report.

Baillie Gifford International All Cap Fund

Class 3 | BGICF3

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about  Baillie Gifford International All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$61	0.56%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

2025 was a very strong year for international equities, with returns driven by narrow artificial intelligence leadership and value sectors, such as banks, telecommunications services, and utilities. This proved a challenging backdrop for international growth investors.

More generally, markets were influenced by a combination of easing inflationary pressures, divergent central bank policies and ongoing geopolitical uncertainty.

Monetary conditions became more supportive for equities as several central banks signalled the end of their tightening cycles, with selective rate cuts providing a tailwind for growth-oriented companies. However, economic momentum remained uneven, particularly in parts of Europe and Asia, while concerns around global trade and fiscal sustainability persisted.

Against this backdrop, the Baillie Gifford International All Cap Fund underperformed the MSCI ACWI ex USA Index. over the year.

TOP PERFORMANCE CONTRIBUTORS

Korean technology conglomerate, Samsung Electronics was a strong contributor to performance over the period as the semiconductor cycle continued to recover. Improved pricing conditions in memory markets, alongside growing demand linked to artificial intelligence and advanced computing, contributed to a meaningful improvement in profitability and investor confidence. The company’s scale, technological leadership and balance sheet strength were key factors supporting the share price performance.

Chroma ATE, a manufacturer of electronic and automation testing instruments, benefited from sustained demand for testing equipment across semiconductor and electronics end markets. The company continued to gain share through its strong product offering and close customer relationships, particularly in areas linked to electric vehicles and advanced chip testing. Solid execution and favorable industry dynamics contributed to strong share price performance during the year.

TOP PERFORMANCE DETRACTORS

Bunzl, a distributor of essential non-food consumables, detracted from performance over the year as growth slowed and margins came under pressure. Weaker demand in some end markets (especially North America), combined with cost inflation and inventory normalization, weighed on earnings expectations in the first half of the year, although performance improved during the second half of the year.

Sysmex, a global supplier of diagnostic reagents and equipment, experienced a challenging period as slower capital spending by healthcare providers, particularly in China, impacted sales growth. Ongoing uncertainty around near-term demand led to a de-rating of the shares despite the company’s strong long-term competitive position.

Fund Performance

The following graph and table compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). It assumes a

$100,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $100,000,000

	Class 3 185,731,092	MSCI ACWI ex USA Index 235,586,704
12/31/15	100,000,000	100,000,000
12/31/16	100,610,290	105,010,000
12/31/17	132,341,601	134,171,277
12/31/18	110,414,468	115,682,475
12/31/19	146,564,915	141,283,007
12/31/20	195,852,779	157,007,805
12/31/21	202,192,897	170,023,752
12/31/22	138,267,619	143,551,054
12/31/23	152,516,191	166,820,680
12/31/24	157,023,181	176,984,989
12/31/25	185,731,092	235,586,704
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	18.28%	-1.06%	6.39%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class 3 shares are based on actual performance from May 1, 2013. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$279,720,206
  Total number of portfolio holdings83
  Total advisory fees paid$1,026,597
  Portfolio turnover rate20%

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	13.5%
Internet	11.8%
Banks	10.0%
Commercial Services	4.7%
Retail	4.6%
Machinery - Diversified	3.7%
Beverages	3.6%
Investment Companies	3.3%
Electronics	3.2%
Pharmaceuticals	3.2%
Cosmetics/Personal Care	2.5%
Building Materials	2.5%
Software	2.3%
Other sectors	30.0%
Other assets less liabilities	1.1%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025.

Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On September 15, 2025, the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford International All Cap Fund (the 'target fund') to merge with and into Baillie Gifford International Alpha Fund (the surviving fund'), an existing series of the Trust."

On February 2, 2026, pursuant to the Agreement and Plan of Reorganization, each target fund transferred all of it's assets and liabilities to the surviving fund. Shareholders in the target funds received shares in the surviving fund in exchange for their target fund shares.

Ahead of the Plan of Reorganization, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for class 4 shares, 0.52% for class 5 shares and 0.67% for Class K and 0.67% for Institutional Class shares.

Availability of Additional Information

If you wish to request additional information about the Fund, including but not limited to the Fund's financial information, holdings, and proxy voting please refer to the contact information included at the beginning of this shareholder report.

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	The registrant’s Code of Ethics is attached hereto as an exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Mr. John Kavanaugh, who serves as Chair of the Audit Oversight Committee of the Board of Trustees (the “Audit Oversight Committee”), is qualified to serve as an audit committee financial expert serving on the Audit Oversight Committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $299,320 for 2025 and $338,810 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $6,849 for 2025 and $18,649 for 2024.

The fees disclosed above relate to out-of-pocket expenses incurred.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $90,150 for 2025 and $114,750 for 2024. These services are related to the review of federal and state income tax returns, excise tax returns, and the review of the distribution requirements for excise tax purposes.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)	In order for the Trust’s accountant to remain independent, the following engagements must be approved in advance by the Audit Oversight Committee or pursuant to the Pre-Approval Policies and Procedures for Audit and Non-Audit Services, as adopted by the Audit Oversight Committee:

(a)	any engagement of the accountant to provide audit services or non-audit services to the Trust; and

(b)	any engagement of the accountant to provide non-audit services to the Trust’s investment adviser, or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Trust (“Service Providers”), if the engagement relates directly to the operations and financial reporting of the Trust.

(e)(2)	No services included in (b)-(d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $3,000 for 2025 and $15,200 for 2024.

The fees disclosed above relate to ad-hoc work for fund mergers and fund closures provided by the registrant’s accountant to the registrant and paid by the registrant’s investment adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	In accordance with Section 13(c) of the Investment Company Act of 1940, the registrant has divested itself of the following securities since the filing of its last report or Form N-CSR.

Baillie Gifford Developed EAFE All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0017486889	28,182 6,518 153,927 5,192 63,395 7,184 5,862 13,218 10,075 8,156 88,595 8,000 107,898 1,733 2,413 1,445 2,582 23,482	01/07/2025 02/12/2025 02/18/2025 03/20/2025 04/07/2025 05/30/2025 06/30/2025 07/30/2025 09/09/2025 09/26/2025 10/13/2025 10/13/2025 11/21/2025 11/25/2025 11/26/2025 12/23/2025 12/29/2025 12/30/2025	49,027	Sudan Accountability and Divestment Act of 2007
Epiroc B	EPI B	SE0015658117	5,402 51,226 3,584 20,529 4,011 3,839 4,033 3,773 3,473	02/12/2025 02/18/2025 03/20/2025 04/07/2025 04/08/2025 07/24/2025 07/30/2025 09/12/2025 09/16/2025	24,132

54,412 1,737 1,017 1,259 11,700	11/21/2025 11/26/2025 12/23/2025 12/29/2025 12/30/2025

Baillie Gifford EAFE Plus All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0017486889	9,138 50,478 49,701 14,414 7,458 39,652 3,580 176,505	01/21/2025 02/03/2025 02/19/2025 05/13/2025 09/09/2025 10/13/2025 10/13/2025 12/12/2025	128,505	Sudan Accountability and Divestment Act of 2007
Epiroc B	EPI B	SE0015658117	23,064 19.028 6,601 6,689 96,278	02/03/2025 02/19/2025 05/13/2025 06/16/2025 12/12/2025	66,751

Baillie Gifford Global Alpha Equities Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco B	ATCO B	SE0017486897	22,950 170,055 14,526 12,362 2,927 23,337 5,579 20,201 934 45,251 6,464 3,232 46,278 2,998 19,393 29,569 16,680 29,693 8,904 19,796 6,842 37,137 14,167 5,547 31,624	03/24/2025 04/25/2025 05/22/2025 06/24/2025 06/25/2025 06/25/2025 06/26/2025 06/26/2025 06/27/2025 06/27/2025 06/30/2025 06/30/2025 06/30/2025 07/01/2025 07/01/2025 07/02/2025 07/03/2025 07/04/2025 07/07/2025 07/07/2025 07/08/2025 07/08/2025 07/09/2025 10/07/2025 10/07/2025	0	Sudan Accountability and Divestment Act of 2007

Epiroc B	EPI B	SE0015658117	88,390 10,342 24,910 10,874	04/25/2025 06/23/2025 11/21/2025 12/11/2025	133,346

Baillie Gifford International All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco B	ATCO B	SE0017486897	28,057 12,254 19,097 2,639 46,876 65,507 25,038	02/05/2025 05/13/2025 07/02/2025 10/13/2025 10/13/2025 10/14/2025 10/28/2025	164,462	Sudan Accountability and Divestment Act of 2007
Epiroc B	EPI B	SE0015658117	9,604 8,158 6,484 5,980 15,601	01/07/2025 02/05/2025 05/13/2025 10/21/2025 10/28/2025	163,930

Baillie Gifford International Alpha Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco B	ATCO B	SE0017486897	77,289 110,162 55,143 55,143 78,625 68,319 30,878 146,069 187,061 103,559 102,252	03/27/2025 06/10/2025 08/19/2025 08/20/2025 08/29/2025 09/01/2025 09/02/2025 09/03/2025 09/04/2025 09/05/2025 11/25/2025	1,683,550	Sudan Accountability and Divestment Act of 2007

Baillie Gifford International Growth Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0017486889	98,446 123,893	03/27/2025 12/04/2025	6,648,951	Sudan Accountability and Divestment Act of 2007

Baillie Gifford International Concentrated Growth Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO B	SE0017486897	2,583	11/19/2025	119,098	Sudan Accountability and Divestment Act of 2007

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements are attached herewith.

Baillie Gifford Funds

Annual Financial Statements and Other
Information, December 31, 2025

Baillie Gifford China Equities Fund

Baillie Gifford Developed EAFE All Cap Fund

Baillie Gifford EAFE Plus All Cap Fund

Baillie Gifford Emerging Markets Equities Fund

Baillie Gifford Emerging Markets ex China Fund

Baillie Gifford Global Alpha Equities Fund

Baillie Gifford International Alpha Fund

Baillie Gifford International Concentrated Growth
Equities Fund

Baillie Gifford International Growth Fund

Baillie Gifford Long Term Global Growth Fund

Baillie Gifford U.S. Equity Growth Fund

Index

Page Number
Baillie Gifford China Equities Fund
01	Industry Diversification Table
02	Portfolio of Investments
05	Financial Statements
08	Financial Highlights
Baillie Gifford Developed EAFE All Cap Fund
10	Industry Diversification Table
11	Portfolio of Investments
15	Financial Statements
19	Financial Highlights
Baillie Gifford EAFE Plus All Cap Fund
21	Industry Diversification Table
22	Portfolio of Investments
26	Financial Statements
29	Financial Highlights
Baillie Gifford Emerging Markets Equities Fund
32	Industry Diversification Table
33	Portfolio of Investments
38	Financial Statements
41	Financial Highlights
Baillie Gifford Emerging Markets ex China Fund
47	Industry Diversification Table
48	Portfolio of Investments
53	Financial Statements
56	Financial Highlights
Baillie Gifford Global Alpha Equities Fund
58	Industry Diversification Table
59	Portfolio of Investments
64	Financial Statements
67	Financial Highlights
Baillie Gifford International Alpha Fund
71	Industry Diversification Table
72	Portfolio of Investments
77	Financial Statements
80	Financial Highlights
Baillie Gifford International Concentrated Growth Equities Fund
86	Industry Diversification Table
87	Portfolio of Investments
90	Financial Statements
93	Financial Highlights
Baillie Gifford International Growth Fund
95	Industry Diversification Table
96	Portfolio of Investments
100	Financial Statements
103	Financial Highlights
Baillie Gifford Long Term Global Growth Fund
109	Industry Diversification Table
110	Portfolio of Investments
113	Financial Statements
116	Financial Highlights
Page Number
Baillie Gifford U.S. Equity Growth Fund
120	Industry Diversification Table
121	Portfolio of Investments
123	Financial Statements
126	Financial Highlights
128	Notes to Financial Statements
151	Report of Independent Registered Public Accounting Firm
Supplemental Information
153	Federal Income Tax Information

This report is intended for shareholders of the funds listed on the front of this report (each, a "Fund", and collectively the "Funds") and may not be used as sales literature unless preceded or accompanied by a current prospectus for each Fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time based on a variety of factors. The respective parties disclaim any responsibility to update such views. Actual outcomes may differ significantly from the views expressed.

These views may not be relied on as investment advice or as an indication of trading intent on behalf of any of the Funds.

All investments entail risk, including the possible loss of principal.

Industry Diversification Table

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford China Equities Fund

	Value	% of Total Net Assets
Apparel	$35,459	1.1%
Auto Manufacturers	54,993	1.7
Auto Parts & Equipment	233,017	7.4
Banks	112,248	3.6
Beverages	113,352	3.6
Biotechnology	62,807	2.0
Chemicals	81,825	2.6
Commercial Services	35,451	1.1
Computers	33,484	1.1
Cosmetics/Personal Care	20,556	0.7
Distribution/Wholesale	57,904	1.8
Electric	37,352	1.2
Electronics	127,857	4.1
Energy — Alternate Sources	47,973	1.5
Gas	31,132	1.0
Home Furnishings	136,792	4.3
Insurance	130,195	4.1
Internet	947,620	30.1
Lodging	81,901	2.6
Machinery — Diversified	24,918	0.8
Metal Fabricate/Hardware	85,662	2.7
Mining	129,716	4.1
Miscellaneous Manufacturing	32,090	1.0
Oil & Gas Services	14,378	0.5
Real Estate	30,501	1.0
Retail	156,372	5.0
Semiconductors	108,650	3.4
Software	115,557	3.7
Telecommunications	43,443	1.4
Total Value of Investments	3,123,205	99.2
Other assets less liabilities	25,107	0.8
Net Assets	$3,148,312	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford China Equities Fund

	Shares	Value
COMMON STOCKS — 99.2%
CHINA — 97.7%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	991	$39,084
Alibaba Group Holding Ltd.	12,700	233,184
Anker Innovations Technology Co., Ltd., Class A	1,810	29,633
ANTA Sports Products Ltd.	3,400	35,308
Atour Lifestyle Holdings Ltd. ADR	915	36,051
BYD Co., Ltd., Class H	4,500	54,993
Centre Testing International Group Co., Ltd., Class A	18,300	35,451
China Merchants Bank Co., Ltd., Class H	16,500	112,248
China Oilfield Services Ltd., Class H	16,000	14,378
China Yangtze Power Co., Ltd., Class A	9,600	37,352
Contemporary Amperex Technology Co., Ltd., Class A	2,500	131,456
DiDi Global, Inc. ADR *	5,600	29,568
Dongguan Yiheda Automation Co., Ltd., Class A	2,360	8,948
DPC Dash Ltd. *	2,000	18,454
ENN Energy Holdings Ltd.	3,500	31,132
Estun Automation Co., Ltd., Class A *	4,700	15,970
Fuyao Glass Industry Group Co., Ltd., Class H	4,800	41,490
H World Group Ltd.	9,700	45,850
Haidilao International Holding Ltd.	17,000	31,244
Haier Smart Home Co., Ltd., Class H	11,400	35,599
Horizon Robotics *	30,000	33,484
Innovent Biologics, Inc. *	1,500	14,680
Jiangsu Azure Corp., Class A	16,800	42,867
KE Holdings, Inc., Class A	5,767	30,501
Kingdee International Software Group Co., Ltd. *	11,000	18,858
Kingsoft Corp., Ltd.	4,600	16,876
Kuaishou Technology	4,100	33,892
Kweichow Moutai Co., Ltd., Class A	500	98,592
Li Ning Co., Ltd.	9,500	22,827
Luckin Coffee, Inc. ADR *	894	29,949
Luxshare Precision Industry Co., Ltd., Class A	4,800	39,041
Medlive Technology Co., Ltd.	11,000	13,702
Meituan, Class B *	4,090	54,201
Midea Group Co., Ltd., Class A	6,400	71,559
Minth Group Ltd.	4,000	16,388
NAURA Technology Group Co., Ltd., Class A	675	44,338
NetEase, Inc.	2,900	79,823

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford China Equities Fund

	Shares	Value
PDD Holdings, Inc. ADR *	819	$92,867
Ping An Insurance Group Co. of China Ltd., Class H	15,500	130,195
Pop Mart International Group Ltd.	2,400	57,904
Proya Cosmetics Co., Ltd., Class A	2,096	20,556
SG Micro Corp., Class A	2,570	25,228
Shandong Sinocera Functional Material Co., Ltd., Class A	13,500	52,943
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	600	14,760
Shenzhen Inovance Technology Co., Ltd., Class A	4,700	50,654
Shenzhen Megmeet Electrical Co., Ltd., Class A	2,025	26,034
Shenzhou International Group Holdings Ltd.	4,500	35,459
Silergy Corp.	2,000	12,129
Sungrow Power Supply Co., Ltd., Class A	1,960	47,973
Sunny Optical Technology Group Co., Ltd.	3,800	32,090
Tencent Holdings Ltd.	5,500	422,089
Tianqi Lithium Corp., Class H *	4,400	28,882
Trip.com Group Ltd.	950	68,116
Weichai Power Co., Ltd., Class H	18,000	43,683
Yifeng Pharmacy Chain Co., Ltd., Class A	5,980	18,591
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	5,400	42,795
Zhongji Innolight Co., Ltd., Class A	500	43,443
Zijin Mining Group Co., Ltd., Class H	28,000	128,196
		3,073,558
HONG KONG — 0.0% (a)
Zijin Gold International Co., Ltd. *	81	1,520
UNITED STATES — 1.5%
BeOne Medicines Ltd., Class H *	2,091	48,127
TOTAL INVESTMENTS — 99.2%
(cost $2,568,248)		$3,123,205
Other assets less liabilities — 0.8%		25,107
NET ASSETS — 100.0%		$3,148,312

(a)  Amount rounds to less than 0.1%.

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Baillie Gifford Overseas Limited (the "Manager") retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford China Equities Fund

Fair Value Measurement

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$227,307	$2,895,898	$—	$3,123,205
Total	$227,307	$2,895,898	$—	$3,123,205

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford China Equities Fund

ASSETS
Investments, at value (cost $2,568,248)	$3,123,205
Cash	35,626
Foreign cash, at value (cost $5)	5
Due from Manager	79,128
Prepaid assets	12,238
Total Assets	3,250,202
LIABILITIES
Advisory fee payable	4,433
Administration & Supervisory fee payable	1,370
Trustee fee payable	45
Commitment fee payable	10
Accrued expenses	96,032
Total Liabilities	101,890
NET ASSETS	$3,148,312
COMPOSITION OF NET ASSETS
Paid-in capital	$3,709,221
Total accumulated (loss)	(560,909)
$3,148,312
NET ASSET VALUE, PER SHARE
Class K ($364,473 / 52,640 shares outstanding), unlimited authorized, no par value	$6.92
Institutional Class ($2,783,839 / 403,278 shares outstanding), unlimited authorized, no par value	$6.90

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Financial Statements and Other Information December 31, 2025

For the Year Ended December 31, 2025
Baillie Gifford China Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,916)	$52,106
Interest	395
Total Investment Income	52,501
EXPENSES
Advisory fee (Note B)	16,121
Administration & Supervisory fee — Class K shares (Note B)	553
Administration & Supervisory fee — Institutional Class shares (Note B)	4,430
Transfer agency	26,864
Sub-transfer agency — Institutional Class shares	2,297
Fund accounting	103,364
Professional fees	44,609
Registration fees	37,499
Custody	8,527
Legal	543
Line of Credit Interest	173
Trustees' fees	158
Commitment fees	40
Miscellaneous	5,413
Total Expenses	250,591
Fees waived/expenses reimbursed	(222,794)
Total Expenses after Waiver	27,797
Net Investment Income	24,704
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized (loss) from:
Investments	(186,479)
Foreign currency transactions	(275)
(186,754)
Net change in unrealized appreciation on:
Investments	1,049,261
1,049,261
Net realized and unrealized gain	862,507
NET INCREASE IN NET ASSETS FROM OPERATIONS	$887,211

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford China Equities Fund

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$24,704	$48,323
Net realized (loss)	(186,754)	(320,159)
Net change in unrealized appreciation	1,049,261	527,794
Net Increase in Net Assets from Operations	887,211	255,958
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	(3,603)	(5,449)
Institutional Class	(25,190)	(46,349)
Total Distributions to Shareholders	(28,793)	(51,798)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Institutional Class	10,000	447,600
Dividends reinvested:
Class K	3,603	5,449
Institutional Class	25,190	46,349
Cost of shares redeemed:
Institutional Class	(345,405)	(152,779)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(306,612)	346,619
Total Increase in Net Assets	551,806	550,779
NET ASSETS
Beginning of Year	2,596,506	2,045,727
End of Year	$3,148,312	$2,596,506

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford China Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period July 7, 2021(a) through December 31, 2021
Net asset value, beginning of period	$5.11	$4.75	$5.89	$8.27	$10.00
From Investment Operations
Net investment income (loss)(b)	0.06	0.11	0.08	0.05	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.82	0.36	(1.15)	(2.40)	(1.71)
Net increase (decrease) in net asset value from investment operations	1.88	0.47	(1.07)	(2.35)	(1.73)
Dividends and Distributions to Shareholders
From net investment income	(0.07)	(0.11)	(0.07)	(0.03)	—
Total dividends and distributions	(0.07)	(0.11)	(0.07)	(0.03)	—
Net asset value, end of period	$6.92	$5.11	$4.75	$5.89	$8.27
Total Return
Total return based on net asset value(c)	36.77%	9.81%	(18.08)%	(28.40)%	(17.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$364	$267	$243	$296	$872
Ratio of net expenses to average net assets, before waiver	8.47%	10.75%	11.17%	9.21%	11.32%*
Ratio of net expenses to average net assets, after waiver	0.87%	0.87%	0.87%	0.87%	0.87%*
Ratio of net investment income (loss) to average net assets	0.95%	2.26%	1.48%	0.73%	(0.56)%*
Portfolio turnover rate(d)	13%	25%	14%	31%	6%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford China Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period July 7, 2021(a) through December 31, 2021
Net asset value, beginning of period	$5.10	$4.74	$5.88	$8.27	$10.00
From Investment Operations
Net investment income (loss)(b)	0.05	0.10	0.07	0.03	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.81	0.36	(1.14)	(2.38)	(1.70)
Net increase (decrease) in net asset value from investment operations	1.86	0.46	(1.07)	(2.35)	(1.73)
Dividends and Distributions to Shareholders
From net investment income	(0.06)	(0.10)	(0.07)	(0.04)	—
Total dividends and distributions	(0.06)	(0.10)	(0.07)	(0.04)	—
Net asset value, end of period	$6.90	$5.10	$4.74	$5.88	$8.27
Total Return
Total return based on net asset value(c)	36.53%	9.76%	(18.03)%	(28.43)%	(17.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,784	$2,330	$1,803	$1,785	$1,801
Ratio of net expenses to average net assets, before waiver	8.56%	10.84%	11.25%	9.30%	11.32%*
Ratio of net expenses to average net assets, after waiver	0.96%	0.96%	0.95%	0.96%	0.87%*
Ratio of net investment income (loss) to average net assets	0.83%	2.11%	1.34%	0.55%	(0.60)%*
Portfolio turnover rate(d)	13%	25%	14%	31%	6%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Developed EAFE All Cap Fund

	Value	% of Total Net Assets
Airlines	$691,580	1.7%
Apparel	1,251,201	3.1
Banks	4,454,094	11.1
Beverages	1,500,812	3.8
Building Materials	1,378,948	3.4
Chemicals	1,628,614	4.1
Commercial Services	2,773,854	6.9
Computers	446,944	1.1
Cosmetics/Personal Care	2,102,338	5.3
Distribution/Wholesale	971,334	2.4
Diversified Financial Services	932,122	2.3
Electronics	990,881	2.5
Food	1,150,513	2.9
Hand/Machine Tools	730,449	1.8
Healthcare — Products	1,464,167	3.7
Healthcare — Services	1,091,049	2.7
Home Furnishings	389,716	1.0
Insurance	1,171,354	2.9
Internet	2,690,739	6.7
Investment Companies	2,103,860	5.3
Leisure Time	805,197	2.0
Machinery — Construction & Mining	1,042,793	2.6
Machinery — Diversified	2,769,628	6.9
Mining	659,595	1.7
Oil & Gas	1,034,888	2.6
Pharmaceuticals	2,383,695	6.0
Private Equity	539,872	1.4
Retail	1,358,056	3.4
Semiconductors	3,016,471	7.5
Software	1,152,118	2.9
Toys/Games/Hobbies	827,834	2.1
Transportation	730,888	1.8
Total Value of Investments	46,235,604	115.6
Other assets less liabilities	(6,242,498)	(15.6)
Net Assets	$39,993,106	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
COMMON STOCKS — 115.6%
AUSTRALIA — 1.6%
BHP Group Ltd.	21,856	$659,595
BELGIUM — 2.7%
Anheuser-Busch InBev SA/NV	16,579	1,064,058
CHINA — 2.1%
Prosus NV *	13,290	822,903
DENMARK — 1.8%
DSV A/S	2,902	730,888
FRANCE — 8.3%
Air Liquide SA	3,389	636,976
BioMerieux	2,544	329,180
LVMH Moet Hennessy Louis Vuitton SE	1,660	1,251,201
SOITEC *	2,509	67,793
TotalEnergies SE	15,873	1,034,888
		3,320,038
GERMANY — 2.9%
Nemetschek SE	10,649	1,152,118
HONG KONG — 6.3%
AIA Group Ltd.	113,800	1,171,354
Hong Kong Exchanges & Clearing Ltd.	11,600	606,928
Techtronic Industries Co., Ltd.	63,500	730,449
		2,508,731
IRELAND — 1.5%
Kingspan Group PLC	7,132	614,557
ITALY — 1.7%
Ryanair Holdings PLC ADR	9,580	691,580
JAPAN — 24.5%
Chugai Pharmaceutical Co., Ltd.	16,500	865,616
Cosmos Pharmaceutical Corp.	15,900	805,127

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
Hoshizaki Corp.	11,700	$389,716
Keyence Corp.	1,900	687,278
Nippon Paint Holdings Co., Ltd.	148,100	991,638
Olympus Corp.	68,000	862,189
Recruit Holdings Co., Ltd.	14,200	797,920
Shimano, Inc.	7,700	805,197
Shiseido Co., Ltd.	34,400	500,620
SMC Corp.	2,100	726,602
Sysmex Corp.	61,300	601,978
Tokyo Electron Ltd.	5,600	1,247,273
Unicharm Corp.	92,300	527,378
		9,808,532
NETHERLANDS — 9.4%
Adyen NV *	480	774,036
ASML Holding NV	1,579	1,701,404
EXOR NV	10,621	902,192
IMCD NV	3,479	315,763
Magnum Ice Cream Co. NV (The) *	3,801	60,330
		3,753,725
PORTUGAL — 1.7%
Jeronimo Martins SGPS SA	29,042	691,094
SINGAPORE — 5.0%
United Overseas Bank Ltd.	73,389	1,998,788
SPAIN — 1.3%
CaixaBank SA	40,957	500,745
SWEDEN — 12.2%
Assa Abloy AB, B Shares	25,650	990,882
Atlas Copco AB, A Shares	49,027	872,807
Avanza Bank Holding AB	8,563	325,194
Epiroc AB, B Shares	24,132	485,502
Investor AB, B Shares	33,721	1,201,668
Skandinaviska Enskilda Banken AB, A Shares	48,240	1,017,077
		4,893,130

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
SWITZERLAND — 8.9%
Cie Financiere Richemont SA	2,564	$552,929
Lonza Group AG	1,130	761,869
Partners Group Holding AG	440	539,872
Sika AG	3,765	764,391
UBS Group AG	20,303	937,483
		3,556,544
UNITED KINGDOM — 16.5%
Auto Trader Group PLC	82,639	651,969
Bunzl PLC	23,477	655,571
Diageo PLC	20,269	436,755
Games Workshop Group PLC	3,254	827,834
Greggs PLC	17,705	399,089
Rightmove PLC	82,736	578,052
Softcat PLC	23,480	446,944
Spirax Group PLC	5,284	482,942
Trainline PLC *	51,579	152,922
Unilever PLC	16,443	1,074,339
Weir Group PLC (The)	14,580	557,291
Wise PLC, Class A *	27,912	334,387
		6,598,095
UNITED STATES — 7.2%
Experian PLC	19,241	867,511
Roche Holding AG	3,676	1,518,079
Spotify Technology SA *	835	484,893
		2,870,483
TOTAL INVESTMENTS — 115.6% **
(cost $32,859,053)		$46,235,604
Other assets less liabilities — (15.6)%		(6,242,498)
NET ASSETS — 100.0%		$39,993,106

*  Non-income producing security.

**  The Total Investments percentage exceeds 100% due to the timing of settling transactions and not as a result of borrowings for investment purposes.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Developed EAFE All Cap Fund

Fair Value Measurement

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$1,764,181	$44,471,423	$—	$46,235,604
Total	$1,764,181	$44,471,423	$—	$46,235,604

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Developed EAFE All Cap Fund

ASSETS
Investments, at value (cost $32,859,053)	$46,235,604
Cash	3,158
Foreign cash, at value (cost $2,408)	2,407
Receivable for investments sold	5,641,295
Tax reclaims receivable	322,048
Dividends receivable	98,938
Due from Manager	24,220
Prepaid assets	1,518
Total Assets	52,329,188
LIABILITIES
Advisory fee payable	110,333
Line of credit payable	9,950,000
Capital shares purchased payable	2,151,561
Administration & Supervisory fee payable	29,302
Shareholder Servicing fee payable	11,348
Trustee fee payable	2,049
Commitment fee payable	454
Accrued expenses	81,035
Total Liabilities	12,336,082
NET ASSETS	$39,993,106
COMPOSITION OF NET ASSETS
Paid-in capital	$27,640,090
Total distributable earnings	12,353,016
$39,993,106
NET ASSET VALUE, PER SHARE
Class K ($34,496,812 / 13,615,361 shares outstanding), unlimited authorized, no par value	$2.53
Institutional Class ($5,496,294 / 2,303,939 shares outstanding), unlimited authorized, no par value	$2.39

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Financial Statements and Other Information December 31, 2025

For the Year Ended December 31, 2025
Baillie Gifford Developed EAFE All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $335,936)	$3,842,698
Windfall tax recovery (Note A)	602,258
Interest	45,879
Total Investment Income	4,490,835
EXPENSES
Advisory fee (Note B)	652,623
Shareholder Servicing fees — Class 2 shares (Note B)	35,921
Shareholder Servicing fees — Class 3 shares (Note B)	73,933
Shareholder Servicing fees — Class 4 shares (Note B)	6,858
Administration & Supervisory fee — Class K shares (Note B)	62,868
Administration & Supervisory fee — Institutional Class shares (Note B)	75,858
Transfer agency	49,167
Sub-transfer agency — Institutional Class shares	39,219
Fund accounting	100,282
Registration fees	57,325
Legal	39,497
Professional fees	34,717
Custody	31,322
Trustees' fees	8,390
Commitment fees	2,244
Line of Credit Interest	1,844
Miscellaneous	25,548
Total Expenses	1,297,616
Fees waived/expenses reimbursed	(53,741)
Total Expenses after Waiver	1,243,875
Net Investment Income	3,246,960
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	68,397,266
Foreign currency transactions	35,846
68,433,112

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Financial Statements and Other Information December 31, 2025

Net change in unrealized appreciation (depreciation) on:
Investments	$(51,779,577)
Translation of net assets and liabilities denominated in foreign currencies	61,253
(51,718,324)
Net realized and unrealized gain	16,714,788
NET INCREASE IN NET ASSETS FROM OPERATIONS	$19,961,748

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Developed EAFE All Cap Fund

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,246,960	$4,621,074
Net realized gain	68,433,112	53,355,779
Net change in unrealized (depreciation)	(51,718,324)	(54,591,210)
Net Increase in Net Assets from Operations	19,961,748	3,385,643
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(3,679,755)
Class 3	—	(2,909,079)
Class K	(28,511,523)	(669,657)
Institutional Class	(26,951,436)	(1,388,208)
Total Distributions to Shareholders	(55,462,959)	(8,646,699)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	1,810	6,000
Class 4	95,249,020 *	—
Class K	1,439	2,304,008
Institutional Class	2,511,128	4,447,538
Dividends reinvested:
Class 2	—	3,679,755
Class 3	—	2,909,079
Class K	28,416,868	667,758
Institutional Class	26,524,273	1,371,266
Cost of shares redeemed:
Class 2	(118,810,551)	(34,592,927)
Class 3	(95,249,020)*	—
Class 4	(91,649,545)	—
Class K	(6,418,655)	(195,506,276)
Institutional Class	(54,089,932)	(26,224,994)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(213,513,165)	(240,938,793)
Total (Decrease) in Net Assets	(249,014,376)	(246,199,849)
NET ASSETS
Beginning of Year	289,007,482	535,207,331
End of Year	$39,993,106	$289,007,482

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class K share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$12.32	$12.70	$11.60	$17.31	$16.61
From Investment Operations
Net investment income(a)	0.23	0.14	0.11	0.11	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.51	(0.29)	1.07	(5.71)	1.17
Net increase (decrease) in net asset value from investment operations	1.74	(0.15)	1.18	(5.60)	1.24
Dividends and Distributions to Shareholders
From net investment income	(2.53)	(0.23)	(0.08)	—	(0.21)
From net realized gain on investments	(9.00)	—	—	(0.11)	(0.33)
Total dividends and distributions	(11.53)	(0.23)	(0.08)	(0.11)	(0.54)
Net asset value, end of year	$2.53	$12.32	$12.70	$11.60	$17.31
Total Return
Total return based on net asset value(b)	13.44%	(1.17)%	10.21%	(32.33)%	7.47%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$34,497	$36,321	$224,553	$214,016	$345,052
Ratio of net expenses to average net assets, before waiver	0.73%	0.65%	0.63%	0.64%	0.61%
Ratio of net expenses to average net assets, after waiver	0.68%	0.65%	0.63%	0.64%	0.61%
Ratio of net investment income to average net assets	1.75%	1.07%	0.87%	0.91%	0.38%
Portfolio turnover rate(c)	20%	17%	15%	25%	14%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Developed EAFE All Cap Fund
Selected data for an Institutional Class share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$12.18	$12.67	$11.57	$17.27	$16.59
From Investment Operations
Net investment income(a)	0.23	0.12	0.10	0.09	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.49	(0.28)	1.07	(5.68)	1.17
Net increase (decrease) in net asset value from investment operations	1.72	(0.16)	1.17	(5.59)	1.22
Dividends and Distributions to Shareholders
From net investment income	(2.51)	(0.33)	(0.07)	—	(0.21)
From net realized gain on investments	(9.00)	—	—	(0.11)	(0.33)
Total dividends and distributions	(11.51)	(0.33)	(0.07)	(0.11)	(0.54)
Net asset value, end of year	$2.39	$12.18	$12.67	$11.57	$17.27
Total Return
Total return based on net asset value(b)	13.75%	(1.24)%	10.11%	(32.34)%	7.36%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$5,496	$51,133	$73,054	$135,136	$43,030
Ratio of net expenses to average net assets, before waiver	0.81%	0.72%	0.73%	0.71%	0.67%
Ratio of net expenses to average net assets, after waiver	0.77%	0.72%	0.73%	0.71%	0.67%
Ratio of net investment income to average net assets	1.73%	0.95%	0.79%	0.80%	0.29%
Portfolio turnover rate(c)	20%	17%	15%	25%	14%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford EAFE Plus All Cap Fund

	Value	% of Total Net Assets
Airlines	$1,415,285	1.3%
Apparel	2,472,253	2.3
Auto Parts & Equipment	932,569	0.9
Banks	10,644,880	9.8
Beverages	3,986,594	3.7
Building Materials	2,772,009	2.5
Chemicals	2,329,514	2.1
Commercial Services	5,404,365	5.0
Computers	955,980	0.9
Cosmetics/Personal Care	4,180,290	3.8
Distribution/Wholesale	2,128,815	2.0
Diversified Financial Services	2,170,411	2.0
Electronics	2,276,362	2.1
Food	2,580,611	2.4
Hand/Machine Tools	1,506,910	1.4
Healthcare — Products	2,084,307	1.9
Healthcare — Services	2,507,596	2.3
Home Furnishings	605,970	0.6
Insurance	2,768,842	2.5
Internet	9,033,211	8.3
Investment Companies	5,097,911	4.7
Leisure Time	1,024,796	0.9
Machinery — Construction & Mining	2,623,177	2.4
Machinery — Diversified	6,017,926	5.5
Mining	1,346,834	1.2
Oil & Gas	2,412,066	2.2
Pharmaceuticals	4,440,814	4.1
Private Equity	1,223,301	1.1
Retail	4,457,845	4.1
Semiconductors	11,149,942	10.2
Software	1,553,071	1.4
Toys/Games/Hobbies	1,456,977	1.3
Transportation	1,397,804	1.3
Total Value of Investments	106,959,238	98.2
Other assets less liabilities	1,954,001	1.8
Net Assets	$108,913,239	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 98.2%
AUSTRALIA — 1.2%
BHP Group Ltd.	44,628	$1,346,834
BELGIUM — 2.0%
Anheuser-Busch InBev SA/NV	34,073	2,186,841
BRAZIL — 2.6%
B3 SA — Brasil Bolsa Balcao	326,400	830,984
MercadoLibre, Inc. *	669	1,347,540
Raia Drogasil SA	158,851	677,497
		2,856,021
CHINA — 4.9%
Contemporary Amperex Technology Co., Ltd., Class A	17,704	932,569
Midea Group Co., Ltd., Class A	54,100	605,970
Prosus NV *	28,023	1,735,156
Tencent Holdings Ltd.	26,200	2,010,681
		5,284,376
DENMARK — 1.3%
DSV A/S	5,550	1,397,804
FRANCE — 6.4%
Air Liquide SA	5,800	1,090,133
BioMerieux	5,561	719,564
LVMH Moet Hennessy Louis Vuitton SE	3,280	2,472,253
SOITEC *	9,624	260,039
TotalEnergies SE	36,996	2,412,066
		6,954,055
GERMANY — 1.4%
Nemetschek SE	14,355	1,553,071
HONG KONG — 5.2%
AIA Group Ltd.	269,000	2,768,842
Hong Kong Exchanges & Clearing Ltd.	25,600	1,339,427
Techtronic Industries Co., Ltd.	131,000	1,506,910
		5,615,179

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
INDIA — 1.1%
HDFC Bank Ltd.	109,719	$1,212,054
IRELAND — 1.2%
Kingspan Group PLC	15,243	1,313,473
ITALY — 1.3%
Ryanair Holdings PLC ADR	19,605	1,415,285
JAPAN — 13.3%
Chugai Pharmaceutical Co., Ltd.	24,500	1,285,308
Cosmos Pharmaceutical Corp.	28,300	1,433,024
Keyence Corp.	3,400	1,229,865
Nippon Paint Holdings Co., Ltd.	185,100	1,239,381
Olympus Corp.	85,000	1,077,737
Recruit Holdings Co., Ltd.	24,300	1,365,455
Shimano, Inc.	9,800	1,024,796
Shiseido Co., Ltd.	54,900	798,955
SMC Corp.	3,500	1,211,003
Sysmex Corp.	102,500	1,006,570
Tokyo Electron Ltd.	7,700	1,715,001
Unicharm Corp.	183,500	1,048,471
		14,435,566
MEXICO — 1.5%
Fomento Economico Mexicano SAB de CV ADR	7,685	776,723
Wal-Mart de Mexico SAB de CV	276,349	859,548
		1,636,271
NETHERLANDS — 6.8%
Adyen NV *	1,099	1,772,220
ASML Holding NV	2,788	3,004,126
EXOR NV	20,448	1,736,939
IMCD NV	8,385	761,043
Magnum Ice Cream Co. NV (The) *	7,662	121,612
		7,395,940
PORTUGAL — 1.6%
Jeronimo Martins SGPS SA	71,123	1,692,468

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
SINGAPORE — 3.4%
United Overseas Bank Ltd.	136,273	$3,711,468
SOUTH KOREA — 2.1%
Samsung Electronics Co., Ltd.	27,877	2,336,508
SPAIN — 1.0%
CaixaBank SA	87,436	1,069,003
SWEDEN — 10.8%
Assa Abloy AB, B Shares	58,926	2,276,362
Atlas Copco AB, A Shares	128,505	2,287,720
Epiroc AB, B Shares	66,751	1,342,936
Investor AB, B Shares	94,315	3,360,972
Skandinaviska Enskilda Banken AB, A Shares	118,508	2,498,586
		11,766,576
SWITZERLAND — 7.4%
Cie Financiere Richemont SA	6,899	1,487,777
Lonza Group AG	2,652	1,788,031
Partners Group Holding AG	997	1,223,301
Sika AG	7,184	1,458,535
UBS Group AG	46,644	2,153,768
		8,111,412
TAIWAN — 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	78,000	3,834,268
UNITED KINGDOM — 12.6%
Auto Trader Group PLC	159,272	1,256,554
Bunzl PLC	48,982	1,367,773
Diageo PLC	47,477	1,023,030
Games Workshop Group PLC	5,727	1,456,977
Greggs PLC	34,006	766,531
Rightmove PLC	163,216	1,140,342
Softcat PLC	50,222	955,981
Spirax Group PLC	14,107	1,289,338
Trainline PLC *	82,849	245,632
Unilever PLC	35,705	2,332,864

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
Weir Group PLC (The)	33,494	$1,280,241
Wise PLC, Class A *	51,628	618,505
		13,733,768
UNITED STATES — 5.6%
Experian PLC	36,556	1,648,185
Roche Holding AG	7,641	3,155,506
Spotify Technology SA *	2,234	1,297,306
		6,100,997
TOTAL INVESTMENTS — 98.2%
(cost $75,305,077)		$106,959,238
Other assets less liabilities — 1.8%		1,954,001
NET ASSETS — 100.0%		$108,913,239

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$6,866,485	$100,092,753	$—	$106,959,238
Total	$6,866,485	$100,092,753	$—	$106,959,238

**  Refer to Portfolio of Investments for further detail.
The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford EAFE Plus All Cap Fund

ASSETS
Investments, at value (cost $75,305,077)	$106,959,238
Cash	1,881,935
Foreign cash, at value (cost $10,707)	10,757
Tax reclaims receivable	531,141
Dividends receivable	200,147
Receivable for investments sold	15,332
Prepaid assets	1,568
Total Assets	109,600,118
LIABILITIES
Advisory fee payable	209,234
Deferred India capital gains tax liability (Note A)	290,968
Shareholder Servicing fee payable	63,058
Administration & Supervisory fee payable	13,768
Payable for investment purchased	11,020
Trustee fee payable	3,612
Commitment fee payable	801
Accrued expenses	94,418
Total Liabilities	686,879
NET ASSETS	$108,913,239
COMPOSITION OF NET ASSETS
Paid-in capital	$83,139,336
Total distributable earnings	25,773,903
$108,913,239
NET ASSET VALUE, PER SHARE
Class 2 ($77,686,387 / 14,017,444 shares outstanding), unlimited authorized, no par value	$5.54
Class K ($30,716,978 / 5,618,321 shares outstanding), unlimited authorized, no par value	$5.47
Institutional Class ($509,874 / 90,613 shares outstanding), unlimited authorized, no par value	$5.63

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Financial Statements and Other Information December 31, 2025

For the Year Ended December 31, 2025
Baillie Gifford EAFE Plus All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $452,271)	$5,029,291
Windfall tax recovery (Note A)	163,887
Interest	55,368
Total Investment Income	5,248,546
EXPENSES
Advisory fee (Note B)	882,991
Shareholder Servicing fees — Class 2 shares (Note B)	130,495
Shareholder Servicing fees — Class 3 shares (Note B)	135,309
Administration & Supervisory fee — Class K shares (Note B)	63,791
Administration & Supervisory fee — Institutional Class shares (Note B)	4,569
Transfer agency	44,584
Sub-transfer agency — Institutional Class shares	487
Fund accounting	105,566
Professional fees	57,863
Registration fees	55,505
Legal	50,585
Custody	38,791
Trustees' fees	13,203
Line of Credit Interest	8,755
Commitment fees	3,413
Miscellaneous	15,050
Total Expenses	1,610,957
Net Investment Income	3,637,589
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments (net of India capital gains tax expense of $12,341)	61,708,604
Foreign currency transactions	104,008
61,812,612
Net change in unrealized appreciation (depreciation) on:
Investments (net of change in deferred India capital gains tax liability of $285,707) (Note A)	(26,115,510)
Translation of net assets and liabilities denominated in foreign currencies	63,172
(26,052,338)
Net realized and unrealized gain	35,760,274
NET INCREASE IN NET ASSETS FROM OPERATIONS	$39,397,863

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford EAFE Plus All Cap Fund

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,637,589	$3,313,603
Net realized gain	61,812,612	42,468,282
Net change in unrealized (depreciation)	(26,052,338)	(39,533,355)
Net Increase in Net Assets from Operations	39,397,863	6,248,530
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	(48,241,963)	(5,068,956)
Class 3	—	(7,484,805)
Class K	(19,172,974)	(3,911,099)
Institutional Class	(424,633)	(184,717)
Return of Capital
Class 2	(3,302,385)	—
Class K	(1,312,479)	—
Institutional Class	(29,068)	—
Total Distributions to Shareholders	(72,483,502)	(16,649,577)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	1,500	4,006,000
Class K	317,363	679,419
Institutional Class	27,942	79,577
Dividends reinvested:
Class 2	51,544,348	5,068,956
Class 3	—	7,484,804
Class K	20,468,151	3,902,405
Institutional Class	429,722	175,489
Cost of shares redeemed:
Class 2	(29,635,470)	(113,074,888)
Class 3	(148,471,949)	—
Class K	(47,864,940)	(49,972,066)
Institutional Class	(3,816,936)	(1,257,965)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(157,000,269)	(142,908,269)
Total (Decrease) in Net Assets	(190,085,908)	(153,309,316)
NET ASSETS
Beginning of Year	298,999,147	452,308,463
End of Year	$108,913,239	$298,999,147

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class 2 share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$14.04	$14.72		$13.37	$19.93	$21.15
From Investment Operations
Net investment income(a)	0.20	0.13		0.11	0.11	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	2.15	(0.02	)(b)	1.24	(6.32)	0.63
Net increase (decrease) in net asset value from investment operations	2.35	0.11		1.35	(6.21)	0.70
Dividends and Distributions to Shareholders
From net investment income	(1.18)	(0.58)		—	(0.01)	(0.28)
From net realized gain on investments	(8.97)	(0.21)		—	(0.34)	(1.64)
From return of capital	(0.70)	—		—	—	—
Total dividends and distributions	(10.85)	(0.79)		—	(0.35)	(1.92)
Net asset value, end of year	$5.54	$14.04		$14.72	$13.37	$19.93
Total Return
Total return based on net asset value(c)	16.40%	0.77%		10.09%	(31.17)%	3.31%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$77,686	$94,280		$199,195	$176,604	$179,913
Ratio of net expenses to average net assets, before waiver	0.68%	0.66%		0.63%	0.64%	0.61%
Ratio of net expenses to average net assets, after waiver	0.68%	0.66%		0.63%	0.64%	0.61%
Ratio of net investment income to average net assets	1.35%	0.88%		0.80%	0.80%	0.32%
Portfolio turnover rate(d)	22%	23%		16%	17%	10%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains or losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class K share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$13.97	$14.67		$13.32	$19.86	$21.09
From Investment Operations
Net investment income(a)	0.21	0.13		0.11	0.10	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	2.13	(0.02	)(b)	1.24	(6.29)	0.63
Net increase (decrease) in net asset value from investment operations	2.34	0.11		1.35	(6.19)	0.70
Dividends and Distributions to Shareholders
From net investment income	(1.17)	(0.60)		—	(0.01)	(0.29)
From net realized gain on investments	(8.98)	(0.21)		—	(0.34)	(1.64)
From return of capital	(0.69)	—		—	—	—
Total dividends and distributions	(10.84)	(0.81)		—	(0.35)	(1.93)
Net asset value, end of year	$5.47	$13.97		$14.67	$13.32	$19.86
Total Return
Total return based on net asset value(c)	16.46%	0.75%		10.14%	(31.19)%	3.33%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$30,717	$71,222		$119,604	$124,889	$166,910
Ratio of net expenses to average net assets, before waiver	0.68%	0.66%		0.63%	0.64%	0.61%
Ratio of net expenses to average net assets, after waiver	0.68%	0.66%		0.63%	0.64%	0.61%
Ratio of net investment income to average net assets	1.40%	0.87%		0.80%	0.70%	0.31%
Portfolio turnover rate(d)	22%	23%		16%	17%	10%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains or losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford EAFE Plus All Cap Fund
Selected data for an Institutional Class share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$14.03	$14.60		$13.28	$19.81	$21.05
From Investment Operations
Net investment income(a)	0.25	0.14		0.11	0.10	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	2.11	(0.04	)(b)	1.21	(6.28)	0.62
Net increase (decrease) in net asset value from investment operations	2.36	0.10		1.32	(6.18)	0.67
Dividends and Distributions to Shareholders
From net investment income	(1.09)	(0.46)		—	(0.01)	(0.27)
From net realized gain on investments	(8.98)	(0.21)		—	(0.34)	(1.64)
From return of capital	(0.69)	—		—	—	—
Total dividends and distributions	(10.76)	(0.67)		—	(0.35)	(1.91)
Net asset value, end of year	$5.63	$14.03		$14.60	$13.28	$19.81
Total Return
Total return based on net asset value(c)	16.50%	0.72%		9.94%	(31.22)%	3.20%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$510	$3,844		$4,940	$17,625	$42,442
Ratio of net expenses to average net assets, before waiver	0.69%	0.67%		0.72%	0.73%	0.72%
Ratio of net expenses to average net assets, after waiver	0.69%	0.67%		0.72%	0.73%	0.72%
Ratio of net investment income to average net assets	1.63%	0.92%		0.74%	0.65%	0.21%
Portfolio turnover rate(d)	22%	23%		16%	17%	10%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains or losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Emerging Markets Equities Fund

	Value	% of Total Net Assets
Airlines	$119,978,561	1.7%
Auto Manufacturers	142,239,813	2.0
Auto Parts & Equipment	156,962,979	2.2
Banks	694,613,711	9.7
Beverages	111,103,323	1.6
Biotechnology	32,551,804	0.5
Building Materials	49,417,604	0.7
Chemicals	90,311,971	1.3
Commercial Services	27,638,331	0.4
Computers	110,420,322	1.5
Cosmetics/Personal Care	16,439,361	0.2
Diversified Financial Services	188,844,165	2.6
Electric	122,407,334	1.7
Electronics	80,824,415	1.1
Gas	6,808,092	0.1
Home Furnishings	149,815,469	2.1
Insurance	144,282,128	2.0
Internet	1,505,028,669	21.0
Metal Fabricate/Hardware	58,046,791	0.8
Mining	502,746,598	7.0
Miscellaneous Manufacturing	64,529,566	0.9
Oil & Gas	329,765,496	4.6
Real Estate	86,461,343	1.2
Retail	184,469,229	2.6
Semiconductors	1,922,732,425	26.9
Software	34,718,466	0.5
Telecommunications	93,663,232	1.3
Transportation	114,193,808	1.6
Total Value of Investments	7,141,015,006	99.8
Other assets less liabilities	15,098,817	0.2
Net Assets	$7,156,113,823	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 97.2%
BRAZIL — 9.1%
Axia Energia	10,567,600	$97,509,478
B3 SA — Brasil Bolsa Balcao	49,068,200	124,923,110
Banco Bradesco SA ADR	17,218,828	57,338,697
MercadoLibre, Inc. *	122,625	246,998,632
Natura Cosmeticos SA *	12,123,000	16,439,361
NU Holdings Ltd., Class A *	3,076,244	51,496,325
Petroleo Brasileiro SA — Petrobras ADR	5,164,719	61,201,920
		655,907,523
CHILE — 2.2%
Lundin Mining Corp.	2,966,544	63,759,461
Sociedad Quimica y Minera de Chile SA ADR *	1,312,674	90,311,971
		154,071,432
CHINA — 25.2%
Alibaba Group Holding Ltd.	13,560,520	248,984,196
Anker Innovations Technology Co., Ltd., Class A	2,969,500	48,702,810
Baidu, Inc., Class A *	2,681,800	44,102,791
Brilliance China Automotive Holdings Ltd.	43,528,000	22,660,685
China Merchants Bank Co., Ltd., Class H	11,987,500	81,549,733
Contemporary Amperex Technology Co., Ltd., Class A	2,417,300	127,332,809
DiDi Global, Inc. ADR *	10,737,115	56,691,967
Goneo Group Co., Ltd., Class A	5,472,050	32,030,264
Haidilao International Holding Ltd.	21,928,000	40,301,329
JD.com, Inc., Class A	2,408,635	34,634,337
Kanzhun Ltd. ADR	3,519,777	71,733,055
Kuaishou Technology	3,700,400	30,589,028
Kweichow Moutai Co., Ltd., Class A	296,217	58,512,661
Luckin Coffee, Inc. ADR *	1,768,436	59,242,606
Meituan, Class B *	5,080,300	67,325,148
Midea Group Co., Ltd., Class A	9,027,170	101,112,660
Montage Technology Co., Ltd., Class A	3,226,541	54,491,145
Ping An Insurance Group Co. of China Ltd., Class H	11,120,000	93,404,718
Pony AI, Inc. ADR *	2,043,460	29,630,170
Silergy Corp.	3,768,000	22,851,895
Tencent Holdings Ltd.	4,053,900	311,110,635
Tencent Music Entertainment Group ADR	768,880	13,478,467

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
Tencent Music Entertainment Group, Class A, Entitlement	3,279,382	$29,040,540
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class H	11,752,400	58,046,791
Zijin Mining Group Co., Ltd., Class H	14,514,000	66,451,435
		1,804,011,875
HONG KONG — 1.0%
Zijin Gold International Co., Ltd. *	3,681,055	69,054,959
INDIA — 10.6%
Axis Bank Ltd.	9,169,653	129,663,362
Delhivery Ltd. *	11,847,883	53,290,231
HDFC Life Insurance Co., Ltd.	6,089,889	50,877,410
Hyundai Motor India Ltd.	625,796	16,000,098
InterGlobe Aviation Ltd.	1,309,428	73,858,865
Kotak Mahindra Bank Ltd.	3,843,701	94,287,747
PB Fintech Ltd. *	1,707,033	34,718,466
Reliance Industries Ltd.	11,031,502	193,036,026
Tata Consultancy Services Ltd.	1,878,798	67,127,922
UltraTech Cement Ltd.	376,613	49,417,604
		762,277,731
INDONESIA — 0.9%
Bank Rakyat Indonesia Persero Tbk PT	280,448,263	61,420,109
KAZAKHSTAN — 0.4%
Kaspi.KZ JSC ADR *	353,748	27,638,331
MEXICO — 2.3%
Fomento Economico Mexicano SAB de CV ADR	520,339	52,590,663
Grupo Financiero Banorte SAB de CV, Class O	8,348,136	77,345,717
Wal-Mart de Mexico SAB de CV	10,943,187	34,037,368
		163,973,748
PANAMA — 0.7%
Copa Holdings SA, Class A	382,387	46,119,696
PERU — 1.0%
Credicorp Ltd.	241,924	69,432,188

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
POLAND — 1.4%
Allegro.eu SA *	5,254,592	$45,089,478
KGHM Polska Miedz SA *	713,683	55,451,810
		100,541,288
RUSSIA — 0.0% (a)
GMK Norilskiy Nickel PAO *(b)	54,812,700	0
GMK Norilskiy Nickel PAO ADR *(b)	2	0
Moscow Exchange MICEX-RTS PJSC *(b)	14,557,370	0
Sberbank of Russia PJSC *(b)	31,444,360	0
		0
SAUDI ARABIA — 0.3%
Saudi Tadawul Group Holding Co.	631,840	23,634,199
SINGAPORE — 1.2%
Sea Ltd. ADR *	687,599	87,717,004
SOUTH AFRICA — 4.8%
Capitec Bank Holdings Ltd.	160,492	40,286,856
FirstRand Ltd.	7,456,055	40,859,133
Impala Platinum Holdings Ltd.	6,669,127	104,806,379
Naspers Ltd., N Shares	2,358,230	157,273,914
		343,226,282
SOUTH KOREA — 12.1%
Coupang, Inc. *	2,554,450	60,259,476
Hyundai Glovis Co., Ltd.	485,208	60,903,577
Hyundai Motor Co.	501,574	103,579,031
Samsung Electronics Co., Ltd.	4,075,868	341,618,462
SK hynix, Inc.	661,322	299,498,303
		865,858,849
TAIWAN — 17.0%
Accton Technology Corp.	2,482,000	93,663,232
E Ink Holdings, Inc.	4,129,000	25,942,255

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
MediaTek, Inc.	2,235,000	$101,480,602
Taiwan Semiconductor Manufacturing Co., Ltd.	20,210,310	993,483,973
		1,214,570,062
THAILAND — 2.1%
Fabrinet *	141,736	64,529,566
SCB X PCL	7,083,900	31,220,699
Valeura Energy, Inc. *	9,007,961	53,684,836
		149,435,101
UNITED ARAB EMIRATES — 1.2%
Emaar Properties PJSC	22,654,355	86,461,343
UNITED STATES — 0.6%
BeOne Medicines Ltd., Class H *	1,414,295	32,551,804
Globant SA *	244,510	15,983,619
		48,535,423
VIETNAM — 1.1%
FPT Corp.	7,505,700	27,308,781
Mobile World Investment Corp.	15,165,600	50,887,926
		78,196,707
ZAMBIA — 2.0%
First Quantum Minerals Ltd. *	5,341,851	143,222,554
Total Common Stocks
(cost $4,557,722,969)		6,955,306,404
PREFERRED STOCKS — 2.6%
BRAZIL — 0.8%
Axia Energia 0.00% *	2,777,566	24,897,856
Petroleo Brasileiro SA — Petrobras ADR 9.46%	1,938,129	21,842,714
Raizen SA 0.98%	46,070,210	6,808,092
		53,548,662

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
SOUTH KOREA — 1.8%
Samsung Electronics Co., Ltd. 1.64%	2,129,180	$132,159,940
Total Preferred Stocks
(cost $150,511,037)		185,708,602
TOTAL INVESTMENTS — 99.8%
(cost $4,708,234,007)		$7,141,015,006
Other assets less liabilities — 0.2%		15,098,817
NET ASSETS — 100.0%		$7,156,113,823

(a)  Amount rounds to less than 0.1%.

(b)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$1,643,133,545	$5,312,172,859	$0	$6,955,306,404
Preferred Stocks **	46,740,570	138,968,032	—	185,708,602
Total	$1,689,874,115	$5,451,140,891	$0	$7,141,015,006

**  Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the year ended December 31, 2025.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the year ended December 31, 2025 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Emerging Markets Equities Fund

ASSETS
Investments, at value (cost $4,708,234,007)	$7,141,015,006
Cash	24,051,854
Foreign cash, at value (cost $3,505,667)	3,504,777
Receivable for investments sold	12,791,576
Dividends receivable	10,240,448
Capital shares sold receivable	6,891,502
Tax reclaims receivable	107,881
Receivable for India capital gains tax refunds (Note A)	229,635
Prepaid assets	28,674
Total Assets	7,198,861,353
LIABILITIES
Advisory fee payable	9,120,968
Deferred India capital gains tax liability (Note A)	23,529,954
Capital shares purchased payable	6,139,965
Administration & Supervisory fee payable	2,125,186
Shareholder Servicing fee payable	242,044
Trustee fee payable	99,705
Commitment fee payable	22,095
Accrued expenses	1,467,613
Total Liabilities	42,747,530
NET ASSETS	$7,156,113,823
COMPOSITION OF NET ASSETS
Paid-in capital	$5,193,158,136
Total distributable earnings	1,962,955,687
$7,156,113,823
NET ASSET VALUE, PER SHARE
Class 2 ($169,955,069 / 6,374,706 shares outstanding), unlimited authorized, no par value	$26.66
Class 3 ($193,411,640 / 7,175,666 shares outstanding), unlimited authorized, no par value	$26.95
Class 4 ($318,239,614 / 11,815,305 shares outstanding), unlimited authorized, no par value	$26.93
Class 5 ($1,438,215,693 / 51,663,702 shares outstanding), unlimited authorized, no par value	$27.84
Class K ($2,959,764,605 / 111,555,840 shares outstanding), unlimited authorized, no par value	$26.53
Institutional Class ($2,076,527,202 / 78,333,830 shares outstanding), unlimited authorized, no par value	$26.51

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Financial Statements and Other Information December 31, 2025

For the Year Ended December 31, 2025
Baillie Gifford Emerging Markets Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $14,496,160)	$121,133,930
Non-cash income	24,305,667
Interest	856,098
Total Investment Income	146,295,695
EXPENSES
Advisory fee (Note B)	31,285,262
Shareholder Servicing fees — Class 2 shares (Note B)	231,188
Shareholder Servicing fees — Class 3 shares (Note B)	176,870
Shareholder Servicing fees — Class 4 shares (Note B)	186,195
Shareholder Servicing fees — Class 5 shares (Note B)	245,939
Administration & Supervisory fee — Class K shares (Note B)	4,513,583
Administration & Supervisory fee — Institutional Class shares (Note B)	2,641,457
Transfer agency	159,303
Sub-transfer agency — Institutional Class shares	1,371,446
Custody	1,843,615
Legal	1,100,517
Fund accounting	920,890
Trustees' fees	323,824
Commitment fees	82,865
Registration fees	69,905
Professional fees	47,404
Line of Credit Interest	4,311
Miscellaneous	232,197
Total Expenses	45,436,771
Net Investment Income	100,858,924
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $4,206,297)	175,328,277
Foreign currency transactions	(1,299,461)
174,028,816
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax benefit of $4,905,883) (Note A)	1,807,235,794
Translation of net assets and liabilities denominated in foreign currencies	36,980
1,807,272,774
Net realized and unrealized gain	1,981,301,590
NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,082,160,514

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Emerging Markets Equities Fund

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$100,858,924	$133,089,664
Net realized gain (loss)	174,028,816	(58,354,562)
Net change in unrealized appreciation	1,807,272,774	191,780,108
Net Increase in Net Assets from Operations	2,082,160,514	266,515,210
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	(2,768,795)	(2,970,188)
Class 3	(3,199,046)	(6,404,724)
Class 4	(5,370,492)	(7,787,109)
Class 5	(24,054,260)	(35,912,627)
Class K	(48,312,811)	(81,659,764)
Institutional Class	(33,062,254)	(40,323,189)
Total Distributions to Shareholders	(116,767,658)	(175,057,601)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	50,414,743 *	25,006,000
Class 5	—	16,800,000
Class K	243,924,527 *	365,179,690 *
Institutional Class	673,102,375 *	434,342,491 *
Dividends reinvested:
Class 2	2,768,795	2,970,188
Class 3	3,199,045	6,404,724
Class 4	5,370,492	7,787,109
Class 5	24,054,260	35,912,627
Class K	39,210,672	69,935,064
Institutional Class	32,623,185	39,196,634
Cost of shares redeemed:
Class 2	(20,186,800)	(120,000)
Class 3	(50,413,243)*	(53,000,000)
Class 5	(48,400,000)	(127,000,000)
Class K	(561,794,517)*	(344,833,406)*
Institutional Class	(327,820,600)*	(225,034,398)*
Increase in Net Assets from Transactions in Shares of Beneficial Interest	66,052,934	253,546,723
Total Increase in Net Assets	2,031,445,790	345,004,332
NET ASSETS
Beginning of Year	5,124,668,033	4,779,663,701
End of Year	$7,156,113,823	$5,124,668,033

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 2 share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$19.26	$18.82	$17.13	$24.55	$27.66
From Investment Operations
Net investment income(a)	0.40	0.49	0.46	0.77	0.34
Net realized and unrealized gain (loss) on investments and foreign currency	7.44	0.63	1.99	(7.26)	(2.76)
Net increase (decrease) in net asset value from investment operations	7.84	1.12	2.45	(6.49)	(2.42)
Dividends and Distributions to Shareholders
From net investment income	(0.44)	(0.68)	(0.76)	(0.93)	(0.33)
From net realized gain on investments	—	—	—	—	(0.36)
Total dividends and distributions	(0.44)	(0.68)	(0.76)	(0.93)	(0.69)
Net asset value, end of year	$26.66	$19.26	$18.82	$17.13	$24.55
Total Return
Total return based on net asset value(b)	40.71%	5.97%	14.32%	(26.44)%	(8.75)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$169,955	$87,006	$59,144	$51,848	$66,301
Ratio of net expenses to average net assets	0.77%	0.79%	0.81%	0.83%	0.78%
Ratio of net investment income to average net assets	1.76%	2.42%	2.47%	3.96%	1.20%
Portfolio turnover rate(c)	28%	21%	23%	15%	19%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 3 share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$19.46	$19.00	$17.28	$24.76	$27.92
From Investment Operations
Net investment income(a)	0.38	0.56	0.55	0.78	0.50
Net realized and unrealized gain (loss) on investments and foreign currency	7.56	0.59	1.93	(7.32)	(2.93)
Net increase (decrease) in net asset value from investment operations	7.94	1.15	2.48	(6.54)	(2.43)
Dividends and Distributions to Shareholders
From net investment income	(0.45)	(0.69)	(0.76)	(0.94)	(0.37)
From net realized gain on investments	—	—	—	—	(0.36)
Total dividends and distributions	(0.45)	(0.69)	(0.76)	(0.94)	(0.73)
Net asset value, end of year	$26.95	$19.46	$19.00	$17.28	$24.76
Total Return
Total return based on net asset value(b)	40.81%	6.04%	14.40%	(26.39)%	(8.68)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$193,412	$188,292	$226,753	$214,704	$291,674
Ratio of net expenses to average net assets	0.70%	0.72%	0.74%	0.76%	0.71%
Ratio of net investment income to average net assets	1.68%	2.73%	2.94%	3.97%	1.79%
Portfolio turnover rate(c)	28%	21%	23%	15%	19%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Period July 14, 2023(a) through December 31, 2023	For the Period January 1, 2023 through April 13, 2023(a)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$19.45	$18.99	$19.96	$17.54		$25.11	$28.30
From Investment Operations
Net investment income(b)	0.41	0.55	0.19	0.07		0.80	0.47
Net realized and unrealized gain (loss) on investments and foreign currency	7.53	0.60	(0.38)	1.42		(7.42)	(2.93)
Net increase (decrease) in net asset value from investment operations	7.94	1.15	(0.19)	1.49		(6.62)	(2.46)
Dividends and Distributions to Shareholders
From net investment income	(0.46)	(0.69)	(0.78)	—		(0.95)	(0.37)
From net realized gain on investments	—	—	—	—		—	(0.36)
Total dividends and distributions	(0.46)	(0.69)	(0.78)	—		(0.95)	(0.73)
Net asset value, end of period	$26.93	$19.45	$18.99	$19.03		$17.54	$25.11
Total Return
Total return based on net asset value(c)	40.85%	6.07%	(0.94)%	8.48%		(26.37)%	(8.66)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$318,240	$225,922	$212,997	$201,945		$186,171	$252,837
Ratio of net expenses to average net assets	0.67%	0.69%	0.71%*	0.71	%*	0.73%	0.68%
Ratio of net investment income to average net assets	1.77%	2.69%	2.10%*	1.36	%*	4.00%	1.64%
Portfolio turnover rate(d)	28%	21%	23%	23%		15%	19%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from April 13, 2023 to July 13, 2023. All shares of this class were redeemed on April 13, 2023 at $19.03. New shares were issued at $19.96 on July 14, 2023.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 5 share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$20.09	$19.59	$17.80	$25.47	$28.69
From Investment Operations
Net investment income(a)	0.43	0.58	0.52	0.82	0.49
Net realized and unrealized gain (loss) on investments and foreign currency	7.79	0.62	2.05	(7.53)	(2.96)
Net increase (decrease) in net asset value from investment operations	8.22	1.20	2.57	(6.71)	(2.47)
Dividends and Distributions to Shareholders
From net investment income	(0.47)	(0.70)	(0.78)	(0.96)	(0.39)
From net realized gain on investments	—	—	—	—	(0.36)
Total dividends and distributions	(0.47)	(0.70)	(0.78)	(0.96)	(0.75)
Net asset value, end of year	$27.84	$20.09	$19.59	$17.80	$25.47
Total Return
Total return based on net asset value(b)	40.92%	6.12%	14.48%	(26.33)%	(8.61)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$1,438,216	$1,060,159	$1,115,352	$1,162,457	$1,746,589
Ratio of net expenses to average net assets	0.62%	0.64%	0.66%	0.68%	0.63%
Ratio of net investment income to average net assets	1.81%	2.73%	2.68%	4.01%	1.68%
Portfolio turnover rate(c)	28%	21%	23%	15%	19%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class K share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$19.17	$18.72	$17.04	$24.44	$27.56
From Investment Operations
Net investment income(a)	0.37	0.52	0.45	0.76	0.44
Net realized and unrealized gain (loss) on investments and foreign currency	7.43	0.60	1.99	(7.23)	(2.85)
Net increase (decrease) in net asset value from investment operations	7.80	1.12	2.44	(6.47)	(2.41)
Dividends and Distributions to Shareholders
From net investment income	(0.44)	(0.67)	(0.76)	(0.93)	(0.35)
From net realized gain on investments	—	—	—	—	(0.36)
Total dividends and distributions	(0.44)	(0.67)	(0.76)	(0.93)	(0.71)
Net asset value, end of year	$26.53	$19.17	$18.72	$17.04	$24.44
Total Return
Total return based on net asset value(b)	40.69%	6.00%	14.30%	(26.47)%	(8.72)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$2,959,765	$2,374,315	$2,233,351	$1,949,586	$2,654,520
Ratio of net expenses to average net assets	0.77%	0.79%	0.81%	0.83%	0.78%
Ratio of net investment income to average net assets	1.64%	2.59%	2.45%	3.94%	1.58%
Portfolio turnover rate(c)	28%	21%	23%	15%	19%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Emerging Markets Equities Fund
Selected data for an Institutional Class share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$19.16	$18.72	$17.04	$24.43	$27.55
From Investment Operations
Net investment income(a)	0.36	0.49	0.44	0.74	0.41
Net realized and unrealized gain (loss) on investments and foreign currency	7.42	0.61	1.98	(7.22)	(2.85)
Net increase (decrease) in net asset value from investment operations	7.78	1.10	2.42	(6.48)	(2.44)
Dividends and Distributions to Shareholders
From net investment income	(0.43)	(0.66)	(0.74)	(0.91)	(0.32)
From net realized gain on investments	—	—	—	—	(0.36)
Total dividends and distributions	(0.43)	(0.66)	(0.74)	(0.91)	(0.68)
Net asset value, end of year	$26.51	$19.16	$18.72	$17.04	$24.43
Total Return
Total return based on net asset value(b)	40.60%	5.89%	14.21%	(26.52)%	(8.82)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$2,076,527	$1,188,974	$932,066	$838,274	$1,203,032
Ratio of net expenses to average net assets	0.86%	0.87%	0.89%	0.91%	0.87%
Ratio of net investment income to average net assets	1.60%	2.44%	2.40%	3.81%	1.46%
Portfolio turnover rate(c)	28%	21%	23%	15%	19%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Emerging Markets ex China Fund

	Value	% of Total Net Assets
Airlines	$23,863	1.7%
Auto Manufacturers	24,962	1.8
Auto Parts & Equipment	11,805	0.8
Banks	162,650	11.5
Beverages	15,868	1.1
Building Materials	11,416	0.8
Chemicals	19,814	1.4
Commercial Services	6,094	0.4
Computers	23,774	1.7
Cosmetics/Personal Care	3,797	0.3
Diversified Financial Services	45,549	3.2
Electric	27,800	2.0
Electronics	6,283	0.4
Gas	1,433	0.1
Insurance	17,795	1.3
Internet	167,100	11.8
Investment Companies	6,869	0.5
Leisure Time	7,815	0.6
Machinery — Diversified	6,184	0.4
Mining	92,101	6.5
Miscellaneous Manufacturing	24,677	1.7
Oil & Gas	73,024	5.2
Real Estate	20,232	1.4
Retail	37,962	2.7
Semiconductors	484,828	34.3
Software	7,078	0.5
Telecommunications	37,737	2.7
Transportation	21,879	1.6
Total Value of Investments	1,390,389	98.4
Other assets less liabilities	23,190	1.6
Net Assets	$1,413,579	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
COMMON STOCKS — 95.1%
BRAZIL — 10.6%
Axia Energia	2,400	$22,145
B3 SA — Brasil Bolsa Balcao	8,800	22,404
Banco Bradesco SA ADR	3,857	12,844
Lojas Renner SA	2,500	6,123
MercadoLibre, Inc. *	22	44,313
Natura Cosmeticos SA *	2,800	3,797
NU Holdings Ltd., Class A *	1,027	17,192
Petroleo Brasileiro SA — Petrobras ADR	1,035	12,265
Raia Drogasil SA	816	3,480
WEG SA	700	6,184
		150,747
CHILE — 2.5%
Lundin Mining Corp.	715	15,367
Sociedad Quimica y Minera de Chile SA ADR *	288	19,815
		35,182
CONGO (DEMOCRATIC REPUBLIC) — 0.7%
Ivanhoe Mines Ltd., Class A *	928	10,554
INDIA — 15.2%
Axis Bank Ltd.	1,975	27,927
Cholamandalam Investment and Finance Co., Ltd.	392	7,435
Delhivery Ltd. *	2,269	10,206
Eicher Motors Ltd.	96	7,815
Escorts Kubota Ltd.	178	7,376
HDFC Life Insurance Co., Ltd.	2,130	17,795
Hyundai Motor India Ltd.	104	2,659
ICICI Bank Ltd.	963	14,413
InterGlobe Aviation Ltd.	252	14,214
Kotak Mahindra Bank Ltd.	598	14,669
PB Fintech Ltd. *	348	7,078
Reliance Industries Ltd.	2,522	44,132
Samvardhana Motherson International Ltd.	8,837	11,805
Tata Consultancy Services Ltd.	423	15,113
UltraTech Cement Ltd.	87	11,416
		214,053
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
INDONESIA — 1.2%
Bank Mandiri Persero Tbk PT	17,800	$5,428
Bank Rakyat Indonesia Persero Tbk PT	52,500	11,498
		16,926
KAZAKHSTAN — 0.4%
Kaspi.KZ JSC ADR *	78	6,094
MEXICO — 3.7%
BBB Foods, Inc., Class A *	315	10,518
Fomento Economico Mexicano SAB de CV ADR	157	15,868
Grupo Financiero Banorte SAB de CV, Class O	1,744	16,158
Wal-Mart de Mexico SAB de CV	3,147	9,789
		52,333
PANAMA — 0.7%
Copa Holdings SA, Class A	80	9,649
PERU — 1.3%
Credicorp Ltd.	64	18,368
POLAND — 0.8%
Allegro.eu SA *	1,260	10,812
RUSSIA — 0.0% (a)
GMK Norilskiy Nickel PAO *(b)	9,400	0
GMK Norilskiy Nickel PAO ADR *(b)	6	0
Moscow Exchange MICEX-RTS PJSC *(b)	2,760	0
Sberbank of Russia PJSC *(b)	5,512	0
		0
SAUDI ARABIA — 0.3%
Saudi Tadawul Group Holding Co.	118	4,414
SINGAPORE — 2.9%
Grab Holdings Ltd., Class A *	2,480	12,375
Sea Ltd. ADR *	221	28,193
		40,568

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
SOUTH AFRICA — 7.4%
Capitec Bank Holdings Ltd.	45	$11,296
FirstRand Ltd.	1,342	7,354
Impala Platinum Holdings Ltd.	1,751	27,517
Naspers Ltd., N Shares	769	51,286
Remgro Ltd.	626	6,869
		104,322
SOUTH KOREA — 15.2%
Coupang, Inc. *	568	13,399
Hyundai Glovis Co., Ltd.	93	11,673
Hyundai Motor Co.	108	22,303
NCSoft Corp.	48	6,721
Samsung Electronics Co., Ltd.	1,093	91,610
SK Hynix, Inc.	151	68,385
		214,091
TAIWAN — 23.7%
Accton Technology Corp.	1,000	37,737
E Ink Holdings, Inc.	1,000	6,283
MediaTek, Inc.	1,000	45,405
Taiwan Semiconductor Manufacturing Co., Ltd.	5,000	245,787
		335,212
THAILAND — 2.7%
Fabrinet *	38	17,301
SCB X PCL	2,200	9,696
Valeura Energy, Inc. *	1,750	10,429
		37,426
UNITED ARAB EMIRATES — 1.4%
Emaar Properties PJSC	5,301	20,231
UNITED STATES — 0.2%
Globant SA *	49	3,203

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
VIETNAM — 1.5%
FPT Corp.	1,500	$5,458
Military Commercial Joint Stock Bank	7,400	7,102
Mobile World Investment Corp.	2,400	8,053
		20,613
ZAMBIA — 2.7%
First Quantum Minerals Ltd. *	1,442	38,662
Total Common Stocks
(cost $1,004,225)		1,343,460
PREFERRED STOCKS — 3.3%
BRAZIL — 0.9%
Axia Energia 0.00% *	631	5,655
Petroleo Brasileiro SA — Petrobras ADR 9.23%	550	6,198
Raizen SA 0.98% *	9,700	1,434
		13,287
SOUTH KOREA — 2.4%
Samsung Electronics Co., Ltd. 2.20%	542	33,642
Total Preferred Stocks
(cost $46,796)		46,929
TOTAL INVESTMENTS — 98.4%
(cost $1,051,021)		$1,390,389
Other assets less liabilities — 1.6%		23,190
NET ASSETS — 100.0%		$1,413,579

(a)  Amount rounds to less than 0.1%.

(b)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Emerging Markets ex China Fund

Fair Value Measurement

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$349,429	$994,031	$0	$1,343,460
Preferred Stocks **	11,853	35,076	—	46,929
Total	$361,282	$1,029,107	$0	$1,390,389

**  Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the year ended December 31, 2025.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the year ended December 31, 2025 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Emerging Markets ex China Fund

ASSETS
Investments, at value (cost $1,051,021)	$1,390,389
Cash	6,222
Foreign cash, at value (cost $2,309)	2,312
Due from Manager	96,669
Dividends receivable	2,534
Prepaid assets	22,733
Total Assets	1,520,859
LIABILITIES
Advisory fee payable	1,852
Deferred India capital gains tax liability (Note A)	5,749
Administration & Supervisory fee payable	573
Trustee fee payable	19
Commitment fee payable	4
Accrued expenses	99,083
Total Liabilities	107,280
NET ASSETS	$1,413,579
COMPOSITION OF NET ASSETS
Paid-in capital	$1,112,879
Total distributable earnings	300,700
$1,413,579
NET ASSET VALUE, PER SHARE
Class K ($706,789 / 56,483 shares outstanding), unlimited authorized, no par value	$12.51
Institutional Class ($706,790 / 56,483 shares outstanding), unlimited authorized, no par value	$12.51

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Financial Statements and Other Information December 31, 2025

For the Year Ended December 31, 2025
Baillie Gifford Emerging Markets ex China Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,281)	$19,865
Non-cash income	5,555
Interest	100
Total Investment Income	25,520
EXPENSES
Advisory fee (Note B)	6,318
Administration & Supervisory fee — Class K shares (Note B)	976
Administration & Supervisory fee — Institutional Class shares (Note B)	976
Transfer agency	26,813
Fund accounting	105,300
Professional fees	40,271
Registration fees	35,474
Custody	10,198
Legal	210
Trustees' fees	61
Commitment fees	16
Miscellaneous	4,856
Total Expenses	231,469
Fees waived/expenses reimbursed	(221,475)
Total Expenses after Waiver	9,994
Net Investment Income	15,526
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $350)	42,177
Foreign currency transactions	(49)
42,128
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax liability of $421) (Note A)	369,134
Translation of net assets and liabilities denominated in foreign currencies	10
369,144
Net realized and unrealized gain	411,272
NET INCREASE IN NET ASSETS FROM OPERATIONS	$426,798

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Emerging Markets ex China Fund

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$15,526	$14,403
Net realized gain (loss)	42,128	(3,916)
Net change in unrealized appreciation	369,144	46,555
Net Increase in Net Assets from Operations	426,798	57,042
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	(13,256)	(13,180)
Institutional Class	(13,256)	(13,180)
Total Distributions to Shareholders	(26,512)	(26,360)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Dividends reinvested:
Class K	13,256	13,180
Institutional Class	13,256	13,180
Increase in Net Assets from Transactions in Shares of Beneficial Interest	26,512	26,360
Total Increase in Net Assets	426,798	57,042
NET ASSETS
Beginning of Year	986,781	929,739
End of Year	$1,413,579	$986,781

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Emerging Markets ex China Fund
Selected data for a Class K share outstanding throughout each period:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period December 28, 2021(a) through December 31, 2021
Net asset value, beginning of period	$8.90	$8.62	$7.15	$10.02	$10.00
From Investment Operations
Net investment income(b)	0.14	0.13	0.21	0.34	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	3.71	0.39	1.50	(2.85)	0.01
Net increase (decrease) in net asset value from investment operations	3.85	0.52	1.71	(2.51)	0.02
Dividends and Distributions to Shareholders
From net investment income	(0.24)	(0.24)	(0.24)	(0.36)	—
Total dividends and distributions	(0.24)	(0.24)	(0.24)	(0.36)	—
Net asset value, end of period	$12.51	$8.90	$8.62	$7.15	$10.02
Total Return
Total return based on net asset value(c)	43.26%	6.07%	23.87%	(25.07)%	0.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$707	$493	$465	$375	$501
Ratio of net expenses to average net assets, before waiver	20.15%	24.18%	27.12%	19.57%	328.89	%*
Ratio of net expenses to average net assets, after waiver	0.87%	0.87%	0.87%	0.87%	0.87	%*
Ratio of net investment income to average net assets	1.35%	1.42%	2.66%	4.24%	17.62	%*
Portfolio turnover rate(d)	20%	15%	36%	13%	—%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Emerging Markets ex China Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period December 28, 2021(a) through December 31, 2021
Net asset value, beginning of period	$8.90	$8.62	$7.15	$10.02	$10.00
From Investment Operations
Net investment income(b)	0.14	0.13	0.21	0.34	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	3.71	0.39	1.50	(2.85)	0.01
Net increase (decrease) in net asset value from investment operations	3.85	0.52	1.71	(2.51)	0.02
Dividends and Distributions to Shareholders
From net investment income	(0.24)	(0.24)	(0.24)	(0.36)	—
Total dividends and distributions	(0.24)	(0.24)	(0.24)	(0.36)	—
Net asset value, end of period	$12.51	$8.90	$8.62	$7.15	$10.02
Total Return
Total return based on net asset value(c)	43.26%	6.07%	23.87%	(25.07)%	0.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$707	$493	$465	$375	$501
Ratio of net expenses to average net assets, before waiver	20.15%	24.18%	27.12%	19.57%	328.89	%*
Ratio of net expenses to average net assets, after waiver	0.87%	0.87%	0.87%	0.87%	0.87	%*
Ratio of net investment income to average net assets	1.35%	1.42%	2.66%	4.24%	17.62	%*
Portfolio turnover rate(d)	20%	15%	36%	13%	—%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Global Alpha Equities Fund

	Value	% of Total Net Assets
Advertising	$2,028,089	0.4%
Aerospace/Defense	9,383,865	2.0
Airlines	8,984,262	1.9
Auto Manufacturers	93,990	0.0
Auto Parts & Equipment	6,621,327	1.4
Banks	4,164,075	0.9
Beverages	2,409,904	0.5
Biotechnology	11,210,329	2.4
Building Materials	21,203,152	4.6
Chemicals	2,178,792	0.5
Commercial Services	31,772,156	6.9
Computers	3,381,339	0.7
Distribution/Wholesale	2,232,253	0.5
Diversified Financial Services	15,389,485	3.3
Electrical Components & Equipment	4,916,891	1.1
Energy — Alternate Sources	1,016,049	0.2
Engineering & Construction	3,256,249	0.7
Healthcare — Products	8,471,122	1.8
Healthcare — Services	18,531,122	4.0
Insurance	7,121,974	1.5
Internet	119,245,956	25.7
Leisure Time	1,630,904	0.4
Machinery — Construction & Mining	2,682,733	0.6
Machinery — Diversified	4,955,632	1.1
Media	2,863,250	0.6
Metal Fabricate/Hardware	3,753,414	0.8
Oil & Gas	6,972,860	1.5
Pharmaceuticals	3,386,270	0.7
Private Equity	3,732,555	0.8
Real Estate	10,087,582	2.2
Retail	23,333,223	5.0
Semiconductors	66,628,631	14.4
Software	38,728,487	8.3
Toys/Games/Hobbies	4,349,052	0.9
Transportation	721,913	0.2
Total Value of Investments	457,438,887	98.5
Other assets less liabilities	7,026,257	1.5
Net Assets	$464,465,144	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 98.5%
BRAZIL — 3.2%
B3 SA — Brasil Bolsa Balcao	1,454,600	$3,703,277
MercadoLibre, Inc. *	2,174	4,379,001
NU Holdings Ltd., Class A *	248,750	4,164,075
Petroleo Brasileiro SA — Petrobras ADR	196,875	2,332,969
		14,579,322
CANADA — 2.6%
Brookfield Corp.	81,337	3,732,555
Shopify, Inc., Class A *	33,335	5,365,935
Stella-Jones, Inc.	49,881	3,093,781
		12,192,271
CHINA — 6.2%
Contemporary Amperex Technology Co., Ltd., Class A	125,700	6,621,327
Kweichow Moutai Co., Ltd., Class A	12,200	2,409,904
Li Auto, Inc., Class A *	11,136	93,990
PDD Holdings, Inc. ADR *	30,082	3,410,998
Prosus NV *	261,278	16,178,067
		28,714,286
DENMARK — 0.7%
Novo Nordisk A/S, B Shares	66,766	3,386,270
FRANCE — 1.0%
Edenred	116,067	2,565,773
Nexans SA	15,460	2,272,621
		4,838,394
GERMANY — 0.5%
Auto1 Group SE *	70,402	2,232,253
INDIA — 1.0%
Reliance Industries Ltd. GDR	66,267	4,639,892
ITALY — 2.1%
Poste Italiane SpA	28,757	721,913

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
Ryanair Holdings PLC ADR	124,453	$8,984,262
		9,706,175
JAPAN — 3.7%
Cosmos Pharmaceutical Corp.	44,700	2,263,469
Disco Corp.	10,300	3,138,021
Keyence Corp.	13,700	4,955,633
Kokusai Electric Corp.	75,400	2,636,900
Nippon Paint Holdings Co., Ltd.	325,400	2,178,792
Rakuten Group, Inc. *	333,100	2,134,495
		17,307,310
NETHERLANDS — 1.8%
Adyen NV *	3,788	6,108,433
ASM International NV	3,678	2,226,644
		8,335,077
RUSSIA — 0.0% (a)
Sberbank of Russia PJSC *(b)	1,284,860	0
SINGAPORE — 0.8%
Sea Ltd. ADR *	28,070	3,580,890
SOUTH KOREA — 1.9%
Coupang, Inc. *	156,768	3,698,157
Samsung Electronics Co., Ltd.	62,415	5,231,307
		8,929,464
SWEDEN — 0.6%
Epiroc AB, B Shares	133,346	2,682,733
SWITZERLAND — 1.1%
Cie Financiere Richemont SA	22,974	4,954,367
TAIWAN — 4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	410,000	20,154,487
UNITED KINGDOM — 1.7%
Auto Trader Group PLC	461,313	3,639,465

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information

December 31, 2025

December 31, 2025
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
Games Workshop Group PLC	17,095	$4,349,052
		7,988,517
UNITED STATES — 65.3%
Advanced Drainage Systems, Inc.	25,916	3,753,414
AeroVironment, Inc. *	14,961	3,618,916
Alnylam Pharmaceuticals, Inc. *	8,928	3,550,219
Alphabet, Inc., Class C	50,553	15,863,531
Amazon.com, Inc. *	71,280	16,452,850
AppLovin Corp., Class A *	13,678	9,216,510
Arthur J Gallagher & Co.	9,005	2,330,404
AutoZone, Inc. *	1,100	3,730,650
Block, Inc. *	65,409	4,257,472
Brunswick Corp.	21,968	1,630,904
CBRE Group, Inc., Class A *	33,169	5,333,243
Cloudflare, Inc., Class A *	11,540	2,275,111
Coinbase Global, Inc., Class A *	7,971	1,802,562
Comfort Systems USA, Inc.	3,489	3,256,249
CoStar Group, Inc. *	70,707	4,754,339
CRH PLC	66,564	8,271,342
Datadog, Inc., Class A *	19,797	2,692,194
Dollar General Corp.	39,724	5,274,155
DoorDash, Inc., Class A *	39,671	8,984,688
Dutch Bros, Inc., Class A *	39,626	2,425,904
Eaton Corp. PLC	8,302	2,644,270
Elevance Health, Inc.	24,848	8,710,466
Enphase Energy, Inc. *	31,702	1,016,049
Ensign Group, Inc. (The)	34,690	6,042,998
EPAM Systems, Inc. *	16,504	3,381,340
Floor & Decor Holdings, Inc., Class A *	20,882	1,271,505
FTAI Aviation Ltd.	29,286	5,764,949
Markel Group, Inc. *	2,229	4,791,570
Martin Marietta Materials, Inc.	15,800	9,838,028
Mastercard, Inc., Class A	17,313	9,883,645
Medline, Inc., Class A *	77,222	3,243,324
Medpace Holdings, Inc. *	6,726	3,777,658
Meta Platforms, Inc., Class A	21,177	13,978,726
Microsoft Corp.	39,594	19,148,450
Moody's Corp.	8,817	4,504,164
MSCI, Inc.	9,882	5,669,600

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information

December 31, 2025

December 31, 2025
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
Netflix, Inc. *	58,205	$5,457,301
NVIDIA Corp.	140,995	26,295,567
ON Semiconductor Corp. *	59,660	3,230,589
Paycom Software, Inc.	20,252	3,227,359
QXO, Inc. *	176,940	3,413,173
Royalty Pharma PLC, Class A	198,243	7,660,110
S&P Global, Inc.	8,377	4,377,736
Salesforce, Inc.	13,325	3,529,926
Samsara, Inc., Class A *	61,660	2,185,847
Service Corp. International	112,345	8,759,540
Spotify Technology SA *	4,734	2,749,081
Texas Instruments, Inc.	21,414	3,715,115
Thermo Fisher Scientific, Inc.	9,022	5,227,798
Trade Desk, Inc. (The), Class A *	53,427	2,028,089
Uber Technologies, Inc. *	50,866	4,156,261
Walt Disney Co. (The)	25,167	2,863,250
WillScot Holdings Corp.	63,677	1,199,038
		303,217,179
TOTAL INVESTMENTS — 98.5%
(cost $253,366,250)		$457,438,887
Other assets less liabilities — 1.5%		7,026,257
NET ASSETS — 100.0%		$464,465,144

(a)  Amount rounds to less than 0.1%.

(b)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information

December 31, 2025

December 31, 2025
Baillie Gifford Global Alpha Equities Fund

Fair Value Measurement

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$337,688,460	$119,750,427	$0	$457,438,887
Total	$337,688,460	$119,750,427	$0	$457,438,887

**  Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the year ended December 31, 2025.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the year ended December 31, 2025 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Global Alpha Equities Fund

ASSETS
Investments, at value (cost $253,366,250)	$457,438,887
Cash	6,889,739
Receivable for investments sold	879,356
Tax reclaims receivable	639,925
Dividends receivable	273,673
Prepaid assets	21,237
Total Assets	466,142,817
LIABILITIES
Advisory fee payable	547,703
Payable for investment purchased	759,416
Administration & Supervisory fee payable	168,195
Shareholder Servicing fee payable	57,605
Trustee fee payable	7,981
Commitment fee payable	1,768
Accrued expenses	135,005
Total Liabilities	1,677,673
NET ASSETS	$464,465,144
COMPOSITION OF NET ASSETS
Paid-in capital	$225,503,407
Total distributable earnings	238,961,737
$464,465,144
NET ASSET VALUE, PER SHARE
Class 2 ($80,807,266 / 6,042,247 shares outstanding), unlimited authorized, no par value	$13.37
Class 3 ($48,656,255 / 3,433,663 shares outstanding), unlimited authorized, no par value	$14.17
Class K ($297,702,894 / 22,508,398 shares outstanding), unlimited authorized, no par value	$13.23
Institutional Class ($37,298,729 / 2,812,250 shares outstanding), unlimited authorized, no par value	$13.26

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Financial Statements and Other Information December 31, 2025

For the Year Ended December 31, 2025
Baillie Gifford Global Alpha Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $354,894)	$4,796,141
Withholding tax reclaims received	192,861
Windfall tax recovery (Note A)	143,717
Interest	147,028
Total Investment Income	5,279,747
EXPENSES
Advisory fee (Note B)	2,460,249
Shareholder Servicing fees — Class 2 shares (Note B)	241,752
Shareholder Servicing fees — Class 3 shares (Note B)	9,963
Shareholder Servicing fees — Class 4 shares (Note B)	49,359
Administration & Supervisory fee — Class K shares (Note B)	590,184
Administration & Supervisory fee — Institutional Class shares (Note B)	76,863
Transfer agency	44,213
Sub-transfer agency — Institutional Class shares	38,300
Fund accounting	129,529
Legal	125,363
Professional fees	58,359
Custody	50,372
Registration fees	40,588
Trustees' fees	31,671
Commitment fees	8,304
Line of Credit Interest	280
Miscellaneous	27,465
Total Expenses	3,982,814
Net Investment Income	1,296,933
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	152,028,787
Foreign currency transactions	83,430
152,112,217
Net change in unrealized appreciation (depreciation) on:
Investments (net of change in deferred India capital gains tax benefit of $64,843) (Note A)	(78,861,443)
Translation of net assets and liabilities denominated in foreign currencies	56,264
(78,805,179)
Net realized and unrealized gain	73,307,038
NET INCREASE IN NET ASSETS FROM OPERATIONS	$74,603,971

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Global Alpha Equities Fund

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,296,933	$4,085,123
Net realized gain	152,112,217	160,339,023
Net change in unrealized (depreciation)	(78,805,179)	(63,088,745)
Net Increase in Net Assets from Operations	74,603,971	101,335,401
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	(24,096,227)	(14,023,740)
Class 3	(14,017,546)	—
Class 4	—	(19,938,354)
Class K	(89,681,764)	(30,578,776)
Institutional Class	(12,356,277)	(3,365,544)
Total Distributions to Shareholders	(140,151,814)	(67,906,414)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	1,500	87,503,121 *
Class 3	49,227,613 *	—
Class 4	—	197,603,009 *
Class K	15,005,259	48,860,829
Institutional Class	9,600,000	1,572,850
Dividends reinvested:
Class 2	24,096,227	14,023,739
Class 3	14,017,546	—
Class 4	—	19,938,354
Class K	89,681,764	30,578,776
Institutional Class	9,358,079	3,365,544
Cost of shares redeemed:
Class 2	(96,003,360)*	(97,507,998)
Class 3	—	(305,100,130)*
Class 4	(215,447,102)	(114,002,041)
Class K	(97,447,679)	(127,256,803)
Institutional Class	(11,315,752)	(15,385,633)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(209,225,905)	(255,806,383)
Total (Decrease) in Net Assets	(274,773,748)	(222,377,396)
NET ASSETS
Beginning of Year	739,238,892	961,616,288
End of Year	$464,465,144	$739,238,892

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class 2 share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$16.17	$16.05	$13.57	$19.72	$21.18
From Investment Operations
Net investment income(a)	0.04	0.08	0.09	0.11	0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.82	1.69	2.57	(5.85)	1.54
Net increase (decrease) in net asset value from investment operations	2.86	1.77	2.66	(5.74)	1.62
Dividends and Distributions to Shareholders
From net investment income	(0.57)	(0.25)	(0.18)	(0.01)	(0.30)
From net realized gain on investments	(5.09)	(1.40)	—	(0.40)	(2.78)
Total dividends and distributions	(5.66)	(1.65)	(0.18)	(0.41)	(3.08)
Net asset value, end of year	$13.37	$16.17	$16.05	$13.57	$19.72
Total Return
Total return based on net asset value(b)	17.46%	10.92%	19.61%	(29.08)%	7.65%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$80,807	$151,740	$138,907	$167,683	$187,473
Ratio of net expenses to average net assets	0.66%	0.65%	0.65%	0.67%	0.64%
Ratio of net investment income to average net assets	0.21%	0.47%	0.58%	0.77%	0.33%
Portfolio turnover rate(c)	30%	28%	19%	9%	40%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class 3 share outstanding throughout each year:

	For the Period October 21, 2025(a) through December 31, 2025		For the Period January 1, 2024 through April 15, 2024(a)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$20.08		$16.61		$14.05	$20.38	$21.80	$16.90
From Investment Operations
Net investment income(b)	0.08	(c)	0.01		0.10	0.13	0.09	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(0.28	)(c)	0.71		2.67	(6.05)	1.59	6.07
Net increase (decrease) in net asset value from investment operations	(0.20)		0.72		2.77	(5.92)	1.68	6.14
Dividends and Distributions to Shareholders
From net investment income	(0.62)		—		(0.21)	(0.01)	(0.32)	(0.12)
From net realized gain on investments	(5.09)		—		—	(0.40)	(2.78)	(1.12)
Total dividends and distributions	(5.71)		—		(0.21)	(0.41)	(3.10)	(1.24)
Net asset value, end of period	$14.17		$17.33		$16.61	$14.05	$20.38	$21.80
Total Return
Total return based on net asset value(d)	(1.15)%		5.66%		19.69%	(29.03)%	7.72%	36.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$48,656		$87,497		$305,169	$98,323	$101,328	$282,859
Ratio of net expenses to average net assets	0.59	%*	0.57	%*	0.58%	0.60%	0.57%	0.58%
Ratio of net investment income to average net assets	0.39	%*	0.13	%*	0.67%	0.84%	0.38%	0.41%
Portfolio turnover rate(e)	30%		28%		19%	9%	40%	23%

*  Annualized

(a)  Recommencement of investment operations. Class had no shareholders from April 15, 2024 to October 21, 2025. All shares of this class were redeemed on April 15, 2024 at $17.33. New shares were issued at $20.08 on October 21, 2025.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class K share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$16.06	$15.96	$13.50	$19.62	$21.12
From Investment Operations
Net investment income(a)	0.04	0.07	0.08	0.11	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	2.81	1.69	2.56	(5.82)	1.56
Net increase (decrease) in net asset value from investment operations	2.85	1.76	2.64	(5.71)	1.61
Dividends and Distributions to Shareholders
From net investment income	(0.59)	(0.26)	(0.18)	(0.01)	(0.33)
From net realized gain on investments	(5.09)	(1.40)	—	(0.40)	(2.78)
Total dividends and distributions	(5.68)	(1.66)	(0.18)	(0.41)	(3.11)
Net asset value, end of year	$13.23	$16.06	$15.96	$13.50	$19.62
Total Return
Total return based on net asset value(b)	17.50%	10.87%	19.65%	(29.08)%	7.64%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$297,703	$327,190	$368,280	$398,663	$513,807
Ratio of net expenses to average net assets	0.65%	0.65%	0.65%	0.67%	0.64%
Ratio of net investment income to average net assets	0.21%	0.43%	0.55%	0.74%	0.23%
Portfolio turnover rate(c)	30%	28%	19%	9%	40%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Global Alpha Equities Fund
Selected data for an Institutional Class share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$16.10	$15.97	$13.51	$19.65	$21.15
From Investment Operations
Net investment income(a)	0.02	0.06	0.07	0.09	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	2.81	1.68	2.56	(5.82)	1.54
Net increase (decrease) in net asset value from investment operations	2.83	1.74	2.63	(5.73)	1.59
Dividends and Distributions to Shareholders
From net investment income	(0.58)	(0.21)	(0.17)	(0.01)	(0.31)
From net realized gain on investments	(5.09)	(1.40)	—	(0.40)	(2.78)
Total dividends and distributions	(5.67)	(1.61)	(0.17)	(0.41)	(3.09)
Net asset value, end of year	$13.26	$16.10	$15.97	$13.51	$19.65
Total Return
Total return based on net asset value(b)	17.27%	10.76%	19.50%	(29.14)%	7.53%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$37,299	$35,191	$44,289	$38,317	$51,045
Ratio of net expenses to average net assets	0.74%	0.75%	0.75%	0.76%	0.74%
Ratio of net investment income to average net assets	0.14%	0.33%	0.48%	0.58%	0.21%
Portfolio turnover rate(c)	30%	28%	19%	9%	40%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Alpha Fund

	Value	% of Total Net Assets
Airlines	$67,673,035	3.4%
Apparel	22,929,395	1.1
Banks	109,324,337	5.4
Beverages	11,733,466	0.6
Biotechnology	8,051,445	0.4
Building Materials	85,565,882	4.3
Chemicals	42,582,808	2.1
Commercial Services	124,034,426	6.2
Cosmetics/Personal Care	39,810,164	2.0
Distribution/Wholesale	19,388,394	1.0
Diversified Financial Services	61,323,463	3.1
Electrical Components & Equipment	13,862,696	0.7
Electronics	4,924,559	0.2
Food	68,271,194	3.4
Healthcare — Products	41,906,821	2.1
Home Furnishings	85,371,946	4.3
Insurance	117,690,738	5.9
Internet	331,318,383	16.5
Leisure Time	24,509,493	1.2
Machinery — Diversified	79,904,461	4.0
Mining	60,691,017	3.0
Pharmaceuticals	86,201,597	4.3
Retail	20,012,848	1.0
Semiconductors	292,119,447	14.5
Software	98,952,322	4.9
Toys/Games/Hobbies	10,809,082	0.5
Transportation	60,437,121	3.0
Total Value of Investments	1,989,400,540	99.1
Other assets less liabilities	17,893,349	0.9
Net Assets	$2,007,293,889	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 2.0%
Rio Tinto PLC	507,795	$40,903,417
BRAZIL — 3.9%
B3 SA — Brasil Bolsa Balcao	8,019,700	20,417,416
MercadoLibre, Inc. *	29,178	58,772,078
		79,189,494
CANADA — 4.1%
Constellation Software, Inc.	8,258	19,863,000
Lumine Group, Inc. *	611,408	12,089,624
Shopify, Inc., Class A *	160,474	25,831,500
Stella-Jones, Inc.	187,465	11,627,187
TFI International, Inc.	116,833	12,076,134
		81,487,445
CHILE — 1.0%
Lundin Mining Corp.	920,660	19,787,600
CHINA — 10.0%
Kweichow Moutai Co., Ltd., Class A	59,400	11,733,466
Meituan, Class B *	983,900	13,038,839
Midea Group Co., Ltd., Class A	2,779,000	31,127,372
PDD Holdings, Inc. ADR *	123,586	14,013,417
Ping An Insurance Group Co. of China Ltd., Class H	1,962,500	16,484,421
Silergy Corp.	812,000	4,924,559
Tencent Holdings Ltd.	1,065,700	81,785,590
Tencent Music Entertainment Group ADR	1,621,470	28,424,369
		201,532,033
DENMARK — 5.6%
Demant A/S *	499,530	16,831,407
DSV A/S	192,018	48,360,986
Novo Nordisk A/S, B Shares	342,906	17,391,671
Novonesis Novozymes B, B Shares	455,186	29,123,041
		111,707,105

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Alpha Fund

	Shares	Value
FINLAND — 0.7%
Kone Oyj, Class B	182,333	$12,917,008
FRANCE — 5.4%
Danone SA	469,568	42,354,608
Edenred	819,057	18,106,044
LVMH Moet Hennessy Louis Vuitton SE	30,421	22,929,395
Nexans SA	94,304	13,862,696
Sartorius Stedim Biotech	48,414	11,891,525
		109,144,268
GERMANY — 6.3%
BioNTech SE ADR *	84,574	8,051,445
Deutsche Boerse AG	155,642	40,906,047
Rational AG	19,891	15,357,675
SAP SE	113,337	27,537,324
Scout24 SE	336,765	33,824,654
		125,677,145
HONG KONG — 2.0%
AIA Group Ltd.	3,806,200	39,177,573
INDIA — 2.7%
HDFC Bank Ltd.	3,128,364	34,558,709
ICICI Lombard General Insurance Co., Ltd.	858,971	18,781,110
		53,339,819
IRELAND — 1.7%
Kingspan Group PLC	403,942	34,807,258
ITALY — 5.3%
FinecoBank Banca Fineco SpA	1,504,500	38,980,926
Ryanair Holdings PLC ADR	728,493	52,589,910
Technoprobe SpA *	1,107,997	15,766,326
		107,337,162
JAPAN — 12.2%
Keyence Corp.	55,400	20,039,565
Money Forward, Inc. *	462,700	13,765,680
MonotaRO Co., Ltd.	1,149,400	18,302,139

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Alpha Fund

	Shares	Value
Nihon M&A Center Holdings, Inc.	3,606,000	$16,557,364
Nintendo Co., Ltd.	160,100	10,809,082
Nippon Paint Holdings Co., Ltd.	2,010,200	13,459,767
Olympus Corp.	1,039,800	13,183,889
Recruit Holdings Co., Ltd.	282,300	15,862,884
Shimano, Inc.	170,700	17,850,271
SMC Corp.	57,900	20,033,451
Sony Financial Group, Inc. *	10,277,600	10,891,736
Sony Group Corp.	1,516,000	38,886,899
Tokyo Electron Ltd.	102,900	22,918,647
Unicharm Corp.	2,409,700	13,768,396
		246,329,770
KAZAKHSTAN — 0.7%
Kaspi.KZ JSC ADR *	192,721	15,057,292
NETHERLANDS — 5.5%
Adyen NV *	18,774	30,274,479
ASML Holding NV	33,034	35,594,801
IMCD NV	213,617	19,388,395
Magnum Ice Cream Co. NV (The) *	715,510	11,356,654
Topicus.com, Inc. *	132,589	12,282,752
		108,897,081
NORWAY — 0.7%
Salmar ASA	238,226	14,559,932
PANAMA — 0.8%
Copa Holdings SA, Class A	125,057	15,083,125
RUSSIA — 0.0% (a)
GMK Norilskiy Nickel PAO *(b)	7,738,600	0
GMK Norilskiy Nickel PAO ADR *(b)	1	0
		0
SINGAPORE — 2.2%
Sea Ltd. ADR *	194,376	24,796,546
United Overseas Bank Ltd.	729,100	19,857,427
		44,653,973

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Alpha Fund

	Shares	Value
SOUTH AFRICA — 1.6%
Discovery Ltd.	2,354,397	$32,355,898
SOUTH KOREA — 4.8%
Coupang, Inc. *	677,684	15,986,565
Samsung Electronics Co., Ltd.	967,404	81,082,868
		97,069,433
SWEDEN — 2.5%
Atlas Copco AB, B Shares	1,683,550	26,914,437
MIPS AB	174,514	6,659,222
Skandinaviska Enskilda Banken AB, A Shares	755,431	15,927,275
		49,500,934
SWITZERLAND — 2.4%
Cie Financiere Richemont SA	92,802	20,012,848
Sandoz Group AG	383,785	27,865,162
		47,878,010
TAIWAN — 6.8%
MediaTek, Inc.	301,000	13,666,963
Taiwan Semiconductor Manufacturing Co., Ltd.	2,504,000	123,089,842
		136,756,805
UNITED KINGDOM — 1.3%
Unilever PLC	398,575	26,041,769
UNITED STATES — 6.9%
CRH PLC	314,912	39,131,437
Experian PLC	624,939	28,176,363
Monday.com Ltd. *	90,905	13,413,942
Roche Holding AG	99,147	40,944,764
Spotify Technology SA *	28,487	16,542,685
		138,209,191
Total Common Stocks
(cost $1,213,118,956)		1,989,400,540
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Alpha Fund

	Shares	Value
WARRANT — 0.0% (a)
CANADA — 0.0% (a)
Constellation Software, Inc., expires 3/31/40 *	16,097	$0
Total Warrant
(cost $0)		0
TOTAL INVESTMENTS — 99.1%
(cost $1,213,118,956)		$1,989,400,540
Other assets less liabilities — 0.9%		17,893,349
NET ASSETS — 100.0%		$2,007,293,889

(a)  Amount rounds to less than 0.1%.

(b)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$444,661,855	$1,544,738,685	$0	$1,989,400,540
Warrant **	—	0	—	0
Total	$444,661,855	$1,544,738,685	$0	$1,989,400,540

**  Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the year ended December 31, 2025.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the year ended December 31, 2025 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Alpha Fund

ASSETS
Investments, at value (cost $1,213,118,956)	$1,989,400,540
Cash	19,837,660
Foreign cash, at value (cost $13)	13
Tax reclaims receivable	5,554,933
Receivable for India capital gains tax refunds (Note A)	493,233
Dividends receivable	1,309,074
Capital shares sold receivable	168,411
Reimbursement receivable	4,212
Prepaid assets	21,604
Total Assets	2,016,789,680
LIABILITIES
Advisory fee payable	1,814,427
Deferred India capital gains tax liability (Note A)	4,458,946
Capital shares purchased payable	1,116,786
Payable for investment purchased	945,018
Administration & Supervisory fee payable	369,925
Shareholder Servicing fee payable	367,433
Trustee fee payable	29,573
Commitment fee payable	6,554
Accrued expenses	387,129
Total Liabilities	9,495,791
NET ASSETS	$2,007,293,889
COMPOSITION OF NET ASSETS
Paid-in capital	$1,242,707,586
Total distributable earnings	764,586,303
$2,007,293,889
NET ASSET VALUE, PER SHARE
Class 2 ($476,622,626 / 35,063,693 shares outstanding), unlimited authorized, no par value	$13.59
Class 3 ($505,591,601 / 36,490,633 shares outstanding), unlimited authorized, no par value	$13.86
Class 4 ($176,057,452 / 12,421,327 shares outstanding), unlimited authorized, no par value	$14.17
Class 5 ($39,312,651 / 2,708,055 shares outstanding), unlimited authorized, no par value	$14.52
Class K ($712,102,341 / 52,639,913 shares outstanding), unlimited authorized, no par value	$13.53
Institutional Class ($97,607,218 / 7,132,993 shares outstanding), unlimited authorized, no par value	$13.68

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Financial Statements and Other Information December 31, 2025

For the Year Ended December 31, 2025
Baillie Gifford International Alpha Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $4,244,984)	$31,466,132
Non-cash income	2,204,465
Windfall tax recovery (Note A)	2,622,267
Interest	335,976
Total Investment Income	36,628,840
EXPENSES
Advisory fee (Note B)	7,491,982
Shareholder Servicing fees — Class 2 shares (Note B)	813,894
Shareholder Servicing fees — Class 3 shares (Note B)	471,154
Shareholder Servicing fees — Class 4 shares (Note B)	175,424
Shareholder Servicing fees — Class 5 shares (Note B)	8,172
Administration & Supervisory fee — Class K shares (Note B)	1,384,494
Administration & Supervisory fee — Institutional Class shares (Note B)	175,241
Transfer agency	85,666
Sub-transfer agency — Institutional Class shares	101,623
Legal	415,222
Fund accounting	385,073
Custody	336,792
Trustees' fees	112,072
Professional fees	89,371
Registration fees	40,869
Commitment fees	29,028
Line of Credit Interest	10,016
Miscellaneous	85,059
Total Expenses	12,211,152
Net Investment Income	24,417,688
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $4,343,692)	225,989,094
Foreign currency transactions	(353,386)
225,635,708
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax liability of $36,021) (Note A)	137,165,669
Translation of net assets and liabilities denominated in foreign currencies	555,378
137,721,047
Net realized and unrealized gain	363,356,755
NET INCREASE IN NET ASSETS FROM OPERATIONS	$387,774,443

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International Alpha Fund

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$24,417,688	$21,987,938
Net realized gain	225,635,708	125,846,254
Net change in unrealized appreciation (depreciation)	137,721,047	(19,885,331)
Net Increase in Net Assets from Operations	387,774,443	127,948,861
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	(52,820,316)	(15,896,364)
Class 3	(55,448,359)	(15,070,893)
Class 4	(18,898,419)	(15,638,532)
Class 5	(4,157,581)	(1,853,518)
Class K	(79,359,362)	(32,134,484)
Institutional Class	(10,965,290)	(3,914,428)
Total Distributions to Shareholders	(221,649,327)	(84,508,219)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	86,627,883 *	69,408,011
Class 3	183,617,707 *	1,475,000
Class 5	—	2,000,000
Class K	65,294,806 *	137,886,083
Institutional Class	17,594,295 *	21,978,549
Dividends reinvested:
Class 2	52,820,316	15,896,364
Class 3	55,448,359	15,070,893
Class 4	18,898,419	15,638,532
Class 5	4,157,581	1,853,518
Class K	77,936,738	31,247,329
Institutional Class	10,854,409	3,848,106
Cost of shares redeemed:
Class 2	(87,479,324)*	(71,108,095)
Class 3	(130,337,322)*	(128,330,477)
Class 4	(257,548,501)*	(250,000,000)
Class 5	(14,978,464)	(10,790,367)
Class K	(279,703,634)*	(155,778,856)
Institutional Class	(35,028,227)*	(33,406,456)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(231,824,959)	(333,111,866)
Total (Decrease) in Net Assets	(65,699,843)	(289,671,224)
NET ASSETS
Beginning of Year	2,072,993,732	2,362,664,956
End of Year	$2,007,293,889	$2,072,993,732

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International Alpha Fund
Selected data for a Class 2 share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$12.78	$12.68	$10.81	$15.43	$16.78
From Investment Operations
Net investment income(a)	0.16	0.12	0.12	0.13	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	2.34	0.53	1.91	(4.56)	(0.28)
Net increase (decrease) in net asset value from investment operations	2.50	0.65	2.03	(4.43)	(0.12)
Dividends and Distributions to Shareholders
From net investment income	(0.13)	(0.10)	(0.16)	(0.19)	(0.16)
From net realized gain on investments	(1.56)	(0.45)	—	—	(1.07)
Total dividends and distributions	(1.69)	(0.55)	(0.16)	(0.19)	(1.23)
Net asset value, end of year	$13.59	$12.78	$12.68	$10.81	$15.43
Total Return
Total return based on net asset value(b)	19.58%	5.05%	18.72%	(28.64)%	(0.65)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$476,623	$389,290	$372,487	$324,525	$334,569
Ratio of net expenses to average net assets	0.59%	0.59%	0.60%	0.61%	0.58%
Ratio of net investment income to average net assets	1.12%	0.87%	1.02%	1.17%	0.94%
Portfolio turnover rate(c)	19%	20%	16%	19%	16%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International Alpha Fund
Selected data for a Class 3 share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$13.00	$12.89	$10.99	$15.67	$17.02
From Investment Operations
Net investment income(a)	0.17	0.14	0.11	0.15	0.18
Net realized and unrealized gain (loss) on investments and foreign currency	2.39	0.53	1.96	(4.63)	(0.28)
Net increase (decrease) in net asset value from investment operations	2.56	0.67	2.07	(4.48)	(0.10)
Dividends and Distributions to Shareholders
From net investment income	(0.14)	(0.11)	(0.17)	(0.20)	(0.18)
From net realized gain on investments	(1.56)	(0.45)	—	—	(1.07)
Total dividends and distributions	(1.70)	(0.56)	(0.17)	(0.20)	(1.25)
Net asset value, end of year	$13.86	$13.00	$12.89	$10.99	$15.67
Total Return
Total return based on net asset value(b)	19.67%	5.12%	18.80%	(28.59)%	(0.58)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$505,592	$369,654	$466,685	$388,155	$524,717
Ratio of net expenses to average net assets	0.52%	0.52%	0.53%	0.54%	0.51%
Ratio of net investment income to average net assets	1.15%	1.00%	0.93%	1.22%	1.01%
Portfolio turnover rate(c)	19%	20%	16%	19%	16%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International Alpha Fund
Selected data for a Class 4 share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$13.26	$13.14	$11.20	$15.96	$17.32
From Investment Operations
Net investment income(a)	0.18	0.15	0.13	0.16	0.19
Net realized and unrealized gain (loss) on investments and foreign currency	2.43	0.53	1.98	(4.72)	(0.30)
Net increase (decrease) in net asset value from investment operations	2.61	0.68	2.11	(4.56)	(0.11)
Dividends and Distributions to Shareholders
From net investment income	(0.14)	(0.11)	(0.17)	(0.20)	(0.18)
From net realized gain on investments	(1.56)	(0.45)	—	—	(1.07)
Total dividends and distributions	(1.70)	(0.56)	(0.17)	(0.20)	(1.25)
Net asset value, end of year	$14.17	$13.26	$13.14	$11.20	$15.96
Total Return
Total return based on net asset value(b)	19.70%	5.15%	18.83%	(28.57)%	(0.55)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$176,057	$388,834	$607,974	$511,620	$912,395
Ratio of net expenses to average net assets	0.49%	0.49%	0.50%	0.51%	0.48%
Ratio of net investment income to average net assets	1.22%	1.07%	1.05%	1.26%	1.03%
Portfolio turnover rate(c)	19%	20%	16%	19%	16%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International Alpha Fund
Selected data for a Class 5 share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$13.55	$13.41	$11.43	$16.29	$17.65
From Investment Operations
Net investment income(a)	0.19	0.15	0.14	0.17	0.20
Net realized and unrealized gain (loss) on investments and foreign currency	2.50	0.56	2.02	(4.82)	(0.30)
Net increase (decrease) in net asset value from investment operations	2.69	0.71	2.16	(4.65)	(0.10)
Dividends and Distributions to Shareholders
From net investment income	(0.16)	(0.12)	(0.18)	(0.21)	(0.19)
From net realized gain on investments	(1.56)	(0.45)	—	—	(1.07)
Total dividends and distributions	(1.72)	(0.57)	(0.18)	(0.21)	(1.26)
Net asset value, end of year	$14.52	$13.55	$13.41	$11.43	$16.29
Total Return
Total return based on net asset value(b)	19.76%	5.20%	18.89%	(28.53)%	(0.50)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$39,313	$46,307	$52,590	$51,400	$125,578
Ratio of net expenses to average net assets	0.44%	0.44%	0.45%	0.46%	0.43%
Ratio of net investment income to average net assets	1.25%	1.05%	1.11%	1.39%	1.09%
Portfolio turnover rate(c)	19%	20%	16%	19%	16%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International Alpha Fund
Selected data for a Class K share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$12.72	$12.63	$10.77	$15.36	$16.71
From Investment Operations
Net investment income(a)	0.16	0.12	0.11	0.14	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	2.34	0.52	1.91	(4.54)	(0.27)
Net increase (decrease) in net asset value from investment operations	2.50	0.64	2.02	(4.40)	(0.11)
Dividends and Distributions to Shareholders
From net investment income	(0.13)	(0.10)	(0.16)	(0.19)	(0.17)
From net realized gain on investments	(1.56)	(0.45)	—	—	(1.07)
Total dividends and distributions	(1.69)	(0.55)	(0.16)	(0.19)	(1.24)
Net asset value, end of year	$13.53	$12.72	$12.63	$10.77	$15.36
Total Return
Total return based on net asset value(b)	19.59%	5.02%	18.76%	(28.65)%	(0.62)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$712,102	$781,330	$759,520	$700,531	$1,222,693
Ratio of net expenses to average net assets	0.59%	0.59%	0.60%	0.61%	0.58%
Ratio of net investment income to average net assets	1.11%	0.88%	0.97%	1.20%	0.92%
Portfolio turnover rate(c)	19%	20%	16%	19%	16%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International Alpha Fund
Selected data for an Institutional Class share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$12.85	$12.75	$10.87	$15.41	$16.76
From Investment Operations
Net investment income(a)	0.14	0.11	0.11	0.14	0.14
Net realized and unrealized gain (loss) on investments and foreign currency	2.37	0.52	1.91	(4.56)	(0.27)
Net increase (decrease) in net asset value from investment operations	2.51	0.63	2.02	(4.42)	(0.13)
Dividends and Distributions to Shareholders
From net investment income	(0.12)	(0.08)	(0.14)	(0.12)	(0.15)
From net realized gain on investments	(1.56)	(0.45)	—	—	(1.07)
Total dividends and distributions	(1.68)	(0.53)	(0.14)	(0.12)	(1.22)
Net asset value, end of year	$13.68	$12.85	$12.75	$10.87	$15.41
Total Return
Total return based on net asset value(b)	19.45%	4.93%	18.60%	(28.67)%	(0.74)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$97,607	$97,579	$103,409	$136,987	$758,401
Ratio of net expenses to average net assets	0.69%	0.68%	0.68%	0.71%	0.68%
Ratio of net investment income to average net assets	0.97%	0.79%	0.92%	1.20%	0.82%
Portfolio turnover rate(c)	19%	20%	16%	19%	16%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Concentrated Growth Equities Fund

	Value	% of Total Net Assets
Apparel	$6,273,701	6.4%
Auto Manufacturers	5,781,124	5.9
Banks	3,901,977	4.0
Biotechnology	2,081,234	2.1
Commercial Services	8,496,154	8.6
Cosmetics/Personal Care	1,986,874	2.0
Internet	44,149,298	44.9
Investment Companies	1,004,119	1.0
Machinery — Diversified	1,903,986	1.9
Pharmaceuticals	639,002	0.6
Semiconductors	19,542,618	19.9
Transportation	1,214,196	1.2
Total Value of Investments	96,974,283	98.5
Other assets less liabilities	1,459,436	1.5
Net Assets	$98,433,719	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
COMMON STOCKS — 98.5%
BRAZIL — 15.3%
MercadoLibre, Inc. *	5,520	$11,118,715
NU Holdings Ltd., Class A *	233,093	3,901,977
		15,020,692
CANADA — 4.3%
Shopify, Inc., Class A *	26,448	4,257,335
CHINA — 12.1%
BYD Co., Ltd., Class H	193,300	2,362,273
Meituan, Class B *	210,630	2,791,311
PDD Holdings, Inc. ADR *	22,978	2,605,475
Tencent Holdings Ltd.	54,300	4,167,174
		11,926,233
DENMARK — 0.6%
Novo Nordisk A/S, B Shares	12,599	639,002
FRANCE — 8.4%
Hermes International	1,517	3,766,485
Kering	7,175	2,507,216
L'Oreal SA	4,628	1,986,874
		8,260,575
GERMANY — 1.3%
BioNTech SE ADR *	13,151	1,251,975
ITALY — 3.5%
Ferrari NV	9,200	3,418,851
JAPAN — 0.9%
M3, Inc.	63,500	854,254
NETHERLANDS — 10.7%
Adyen NV *	3,754	6,053,606
ASML Holding NV	4,171	4,494,336
		10,547,942

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
SINGAPORE — 4.9%
Sea Ltd. ADR *	37,902	$4,835,158
SOUTH KOREA — 5.0%
Coupang, Inc. *	126,079	2,974,204
Delivery Hero SE *	73,315	1,932,582
		4,906,786
SWEDEN — 2.9%
Atlas Copco AB, B Shares	119,098	1,903,986
Kinnevik AB, B Shares *	111,377	1,004,119
		2,908,105
TAIWAN — 10.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	216,000	10,617,974
UNITED KINGDOM — 3.7%
Ocado Group PLC *	383,815	1,214,196
Wise PLC, Class A *	203,885	2,442,548
		3,656,744
UNITED STATES — 14.1%
Moderna, Inc. *	28,120	829,259
NVIDIA Corp.	23,755	4,430,307
Spotify Technology SA *	14,832	8,613,091
		13,872,657
TOTAL INVESTMENTS — 98.5%
(cost $73,205,644)		$96,974,283
Other assets less liabilities — 1.5%		1,459,436
NET ASSETS — 100.0%		$98,433,719

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Concentrated Growth Equities Fund

Fair Value Measurement

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$44,817,496	$52,156,787	$—	$96,974,283
Total	$44,817,496	$52,156,787	$—	$96,974,283

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Concentrated Growth Equities Fund

ASSETS
Investments, at value (cost $73,205,644)	$96,974,283
Cash	1,405,888
Capital shares sold receivable	226,945
Dividends receivable	27,360
Due from Manager	21,555
Tax reclaims receivable	18,757
Prepaid assets	25,325
Total Assets	98,700,113
LIABILITIES
Advisory fee payable	104,128
Administration & Supervisory fee payable	44,255
Capital shares purchased payable	8,757
Trustee fee payable	1,459
Commitment fee payable	324
Accrued expenses	107,471
Total Liabilities	266,394
NET ASSETS	$98,433,719
COMPOSITION OF NET ASSETS
Paid-in capital	$101,638,813
Total accumulated (loss)	(3,205,094)
$98,433,719
NET ASSET VALUE, PER SHARE
Class K ($39,604,398 / 4,426,589 shares outstanding), unlimited authorized, no par value	$8.95
Institutional Class ($58,829,321 / 6,682,071 shares outstanding), unlimited authorized, no par value	$8.80

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Financial Statements and Other Information December 31, 2025

For the Year Ended December 31, 2025
Baillie Gifford International Concentrated Growth Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $83,144)	$373,882
Interest	30,562
Total Investment Income	404,444
EXPENSES
Advisory fee (Note B)	391,544
Administration & Supervisory fee — Class K shares (Note B)	67,745
Administration & Supervisory fee — Institutional Class shares (Note B)	98,661
Transfer agency	36,352
Sub-transfer agency — Institutional Class shares	59,853
Fund accounting	97,421
Registration fees	39,109
Professional fees	34,423
Legal	18,315
Custody	13,913
Trustees' fees	5,248
Commitment fees	1,350
Line of Credit Interest	161
Miscellaneous	10,975
Total Expenses	875,070
Fees waived/expenses reimbursed	(110,439)
Total Expenses after Waiver	764,631
Net Investment (Loss)	(360,187)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	3,226,164
Foreign currency transactions	(6,181)
3,219,983
Net change in unrealized appreciation on:
Investments	10,637,030
Translation of net assets and liabilities denominated in foreign currencies	1,382
10,638,412
Net realized and unrealized gain	13,858,395
NET INCREASE IN NET ASSETS FROM OPERATIONS	$13,498,208

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International Concentrated Growth Equities Fund

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(360,187)	$(65,848)
Net realized gain	3,219,983	1,784,184
Net change in unrealized appreciation	10,638,412	11,503,447
Net Increase in Net Assets from Operations	13,498,208	13,221,783
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	4,475,434	5,567,673
Institutional Class	24,290,700	13,328,570
Cost of shares redeemed:
Class K	(4,810,717)	(10,142,436)
Institutional Class	(18,493,957)	(18,078,364)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	5,461,460	(9,324,557)
Total Increase in Net Assets	18,959,668	3,897,226
NET ASSETS
Beginning of Year	79,474,051	75,576,825
End of Year	$98,433,719	$79,474,051

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International Concentrated Growth Equities Fund
Selected data for a Class K share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Net asset value, beginning of year	$7.67	$6.47	$5.63	$9.89		$12.31
From Investment Operations
Net investment income (loss)(a)	(0.03)	0.00 (b)	(0.01)	(0.01)		0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.31	1.20	0.85	(3.91)		0.03
Net increase (decrease) in net asset value from investment operations	1.28	1.20	0.84	(3.92)		0.07
Dividends and Distributions to Shareholders
From net investment income	—	—	—	(0.00	)(b)	(0.03)
From net realized gain on investments	—	—	—	(0.34)		(2.46)
Total dividends and distributions	—	—	—	(0.34)		(2.49)
Net asset value, end of year	$8.95	$7.67	$6.47	$5.63		$9.89
Total Return
Total return based on net asset value(c)	16.69%	18.55%	14.92%	(39.55)%		0.74%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$39,604	$34,058	$32,839	$29,867		$56,513
Ratio of net expenses to average net assets, before waiver	0.83%	0.90%	0.89%	0.91%		0.79%
Ratio of net expenses to average net assets, after waiver	0.72%	0.72%	0.72%	0.72%		0.72%
Ratio of net investment income (loss) to average net assets	(0.30)%	(0.02)%	(0.09)%	(0.10)%		0.27%
Portfolio turnover rate(d)	15%	26%	28%	65%		54%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International Concentrated Growth Equities Fund
Selected data for an Institutional Class share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Net asset value, beginning of year	$7.55	$6.38	$5.56	$9.78		$12.19
From Investment Operations
Net investment income (loss)(a)	(0.04)	(0.01)	(0.01)	(0.01)		0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.29	1.18	0.83	(3.87)		0.05
Net increase (decrease) in net asset value from investment operations	1.25	1.17	0.82	(3.88)		0.06
Dividends and Distributions to Shareholders
From net investment income	—	—	—	(0.00	)(b)	(0.01)
From net realized gain on investments	—	—	—	(0.34)		(2.46)
Total dividends and distributions	—	—	—	(0.34)		(2.47)
Net asset value, end of year	$8.80	$7.55	$6.38	$5.56		$9.78
Total Return
Total return based on net asset value(c)	16.56%	18.34%	14.75%	(39.58)%		0.69%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$58,829	$45,416	$42,738	$37,633		$57,278
Ratio of net expenses to average net assets, before waiver	0.94%	0.99%	0.99%	1.00%		0.90%
Ratio of net expenses to average net assets, after waiver	0.82%	0.81%	0.82%	0.81%		0.83%
Ratio of net investment income (loss) to average net assets	(0.41)%	(0.13)%	(0.22)%	(0.22)%		0.11%
Portfolio turnover rate(d)	15%	26%	28%	65%		54%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Growth Fund

	Value	% of Total Net Assets
Airlines	$17,651,123	0.5%
Apparel	90,224,311	2.7
Auto Manufacturers	142,881,253	4.3
Auto Parts & Equipment	57,006,822	1.7
Banks	84,314,151	2.5
Biotechnology	131,891,780	3.9
Building Materials	18,061,997	0.5
Chemicals	16,250,834	0.5
Commercial Services	249,424,563	7.4
Cosmetics/Personal Care	87,249,458	2.6
Diversified Financial Services	28,989,074	0.9
Electrical Components & Equipment	35,193,995	1.0
Electronics	44,648,039	1.3
Healthcare — Products	23,696,205	0.7
Healthcare — Services	11,288,307	0.3
Insurance	105,913,875	3.2
Internet	757,798,882	22.6
Investment Companies	58,802,687	1.8
Machinery — Diversified	188,615,466	5.6
Metal Fabricate/Hardware	25,010,326	0.7
Pharmaceuticals	115,012,132	3.4
Retail	25,593,407	0.8
Semiconductors	690,900,860	20.6
Software	178,608,723	5.3
Toys/Games/Hobbies	31,961,904	1.0
Transportation	121,553,559	3.6
Total Value of Investments	3,338,543,733	99.4
Other assets less liabilities	19,911,204	0.6
Net Assets	$3,358,454,937	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 98.1%
AUSTRALIA — 2.0%
WiseTech Global Ltd.	1,469,922	$66,829,338
BRAZIL — 5.7%
MercadoLibre, Inc. *	59,283	119,411,376
NU Holdings Ltd., Class A *	4,273,883	71,544,801
		190,956,177
CANADA — 3.8%
Kinaxis, Inc. *	342,379	43,174,352
Shopify, Inc., Class A *	513,098	82,593,385
		125,767,737
CHINA — 8.6%
Akeso, Inc. *	1,174,000	17,086,312
BYD Co., Ltd., Class H	4,871,100	59,528,539
Contemporary Amperex Technology Co., Ltd., Class A	998,000	52,477,376
Ganfeng Lithium Group Co., Ltd., Class H	2,428,600	16,250,834
Meituan, Class B *	2,589,250	34,313,257
PDD Holdings, Inc. ADR *	363,694	41,239,263
Tencent Holdings Ltd.	732,100	56,183,945
Wuxi Biologics Cayman, Inc. *	2,791,500	11,288,307
		288,367,833
DENMARK — 6.3%
Ambu A/S, B Shares	1,719,656	23,696,204
DSV A/S	420,288	105,852,276
Genmab A/S *	146,893	45,534,492
Novo Nordisk A/S, B Shares	602,716	30,568,839
Zealand Pharma A/S *	100,737	7,318,773
		212,970,584
FRANCE — 5.3%
Hermes International	36,339	90,224,310
L'Oreal SA	203,229	87,249,458
SOITEC *	83,549	2,257,481
		179,731,249

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Growth Fund

	Shares	Value
GERMANY — 0.6%
AIXTRON SE	1,067,641	$21,435,543
HONG KONG — 3.2%
AIA Group Ltd.	10,289,800	105,913,875
INDIA — 1.2%
HDFC Bank Ltd.	1,155,922	12,769,349
MakeMyTrip Ltd. *	341,994	28,084,547
		40,853,896
ISRAEL — 1.1%
Mobileye Global, Inc., Class A *	433,855	4,529,446
Wix.com Ltd. *	307,900	31,987,731
		36,517,177
ITALY — 4.8%
Brunello Cucinelli SpA	223,138	25,593,407
Ferrari NV	224,299	83,352,715
Prysmian SpA	352,796	35,193,995
Wizz Air Holdings PLC *	1,029,988	17,651,123
		161,791,240
JAPAN — 9.7%
Advantest Corp.	978,200	123,691,356
Disco Corp.	270,100	82,289,280
GMO Payment Gateway, Inc.	307,500	19,071,172
Keyence Corp.	194,200	70,246,995
SBI Holdings, Inc.	1,345,200	28,989,074
		324,287,877
NETHERLANDS — 12.7%
Adyen NV *	88,948	143,435,303
Argenx SE *	82,119	69,270,976
ASML Holding NV	156,935	169,100,628
EXOR NV	535,009	45,445,912
		427,252,819
NEW ZEALAND — 0.5%
Xero Ltd. *	226,534	17,160,840

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Growth Fund

	Shares	Value
SINGAPORE — 3.0%
Sea Ltd. ADR *	799,926	$102,046,560
SOUTH KOREA — 4.0%
Coupang, Inc. *	2,558,253	60,349,188
Delivery Hero SE *	988,538	26,057,838
SK hynix, Inc.	103,192	46,733,405
		133,140,431
SWEDEN — 3.9%
Atlas Copco AB, A Shares	6,648,951	118,368,471
Kinnevik AB, B Shares *	1,481,535	13,356,775
		131,725,246
SWITZERLAND — 4.4%
Belimo Holding AG	18,486	18,061,997
Galderma Group AG	378,743	77,124,521
Temenos AG	263,535	26,209,047
VAT Group AG	52,094	25,010,326
		146,405,891
TAIWAN — 7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,992,000	245,393,168
UNITED KINGDOM — 4.0%
Games Workshop Group PLC	125,634	31,961,904
Ocado Group PLC *	4,963,274	15,701,283
RELX PLC	1,187,301	47,832,579
Wise PLC, Class A *	3,262,556	39,085,509
		134,581,275
UNITED STATES — 6.0%
Atlassian Corp., Class A *	155,638	25,235,145
Spotify Technology SA *	302,271	175,531,793
		200,766,938
Total Common Stocks
(cost $2,001,211,937)		3,293,895,694

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Growth Fund

	Shares	Value
PREFERRED STOCKS — 1.3%
GERMANY — 1.3%
Sartorius AG 0.38%	155,047	$44,648,039
Total Preferred Stocks
(cost $30,260,320)		44,648,039
TOTAL INVESTMENTS — 99.4%
(cost $2,031,472,257)		$3,338,543,733
Other assets less liabilities — 0.6%		19,911,204
NET ASSETS — 100.0%		$3,358,454,937

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$785,727,587	$2,508,168,107	$—	$3,293,895,694
Preferred Stocks **	—	44,648,039	—	44,648,039
Total	$785,727,587	$2,552,816,146	$—	$3,338,543,733

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International Growth Fund

ASSETS
Investments, at value (cost $2,031,472,257)	$3,338,543,733
Cash	18,638,131
Receivable for investments sold	4,724,954
Tax reclaims receivable	1,743,031
Dividends receivable	910,342
Capital shares sold receivable	52,609
Prepaid assets	23,707
Total Assets	3,364,636,507
LIABILITIES
Advisory fee payable	2,869,083
Deferred India capital gains tax liability (Note A)	2,041,883
Shareholder Servicing fee payable	491,681
Administration & Supervisory fee payable	169,928
Trustee fee payable	48,188
Capital shares purchased payable	40,735
Commitment fee payable	10,679
Accrued expenses	509,393
Total Liabilities	6,181,570
NET ASSETS	$3,358,454,937
COMPOSITION OF NET ASSETS
Paid-in capital	$2,052,995,028
Total distributable earnings	1,305,459,909
$3,358,454,937
NET ASSET VALUE, PER SHARE
Class 2 ($491,653,248 / 35,220,715 shares outstanding), unlimited authorized, no par value	$13.96
Class 3 ($286,290,994 / 20,641,926 shares outstanding), unlimited authorized, no par value	$13.87
Class 4 ($692,244,740 / 49,494,345 shares outstanding), unlimited authorized, no par value	$13.99
Class 5 ($1,490,716,904 / 106,251,435 shares outstanding), unlimited authorized, no par value	$14.03
Class K ($64,892,712 / 4,667,540 shares outstanding), unlimited authorized, no par value	$13.90
Institutional Class ($332,656,339 / 24,009,783 shares outstanding), unlimited authorized, no par value	$13.86

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Financial Statements and Other Information December 31, 2025

For the Year Ended December 31, 2025
Baillie Gifford International Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,857,158)	$20,239,626
Windfall tax recovery (Note A)	628,687
Interest	496,196
Total Investment Income	21,364,509
EXPENSES
Advisory fee (Note B)	10,976,100
Shareholder Servicing fees — Class 2 shares (Note B)	933,202
Shareholder Servicing fees — Class 3 shares (Note B)	260,556
Shareholder Servicing fees — Class 4 shares (Note B)	478,075
Shareholder Servicing fees — Class 5 shares (Note B)	283,951
Administration & Supervisory fee — Class K shares (Note B)	113,240
Administration & Supervisory fee — Institutional Class shares (Note B)	516,438
Transfer agency	70,922
Sub-transfer agency — Institutional Class shares	252,105
Legal	613,548
Fund accounting	545,530
Custody	357,063
Trustees' fees	173,432
Professional fees	113,880
Registration fees	47,210
Commitment fees	44,683
Miscellaneous	100,902
Total Expenses	15,880,837
Net Investment Income	5,483,672
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $726,099)	154,339,757
Foreign currency transactions	(243,089)
154,096,668
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax liability of $1,049,466) (Note A)	349,798,146
Translation of net assets and liabilities denominated in foreign currencies	221,495
350,019,641
Net realized and unrealized gain	504,116,309
NET INCREASE IN NET ASSETS FROM OPERATIONS	$509,599,981

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International Growth Fund

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,483,672	$12,213,097
Net realized gain	154,096,668	191,838,219
Net change in unrealized appreciation	350,019,641	33,922,260
Net Increase in Net Assets from Operations	509,599,981	237,973,576
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	(25,301,681)	(27,322,725)
Class 3	(15,094,460)	(26,841,401)
Class 4	(36,347,708)	(43,091,869)
Class 5	(78,744,431)	(89,157,706)
Class K	(3,362,279)	(4,496,563)
Institutional Class	(17,223,045)	(17,234,657)
Total Distributions to Shareholders	(176,073,604)	(208,144,921)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	370,439,800 *	185,508,507 *
Class 3	325,315,381 *	404,465,779 *
Class 4	507,689	—
Class K	11,654,195	9,891,649
Institutional Class	119,131,762	80,697,667
Dividends reinvested:
Class 2	25,300,598	27,319,490
Class 3	15,094,460	26,841,401
Class 4	36,347,708	43,091,869
Class 5	78,744,432	89,157,707
Class K	3,362,279	4,496,563
Institutional Class	16,198,382	16,233,212
Cost of shares redeemed:
Class 2	(413,572,261)*	(561,073,272)*
Class 3	(416,834,884)*	(265,852,507)*
Class 4	(30,903,416)*	—
Class K	(21,595,106)	(18,033,260)
Institutional Class	(77,248,360)	(89,422,431)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	41,942,659	(46,677,626)
Total Increase (Decrease) in Net Assets	375,469,036	(16,848,971)
NET ASSETS
Beginning of Year	2,982,985,901	2,999,834,872
End of Year	$3,358,454,937	$2,982,985,901

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International Growth Fund
Selected data for a Class 2 share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$12.54	$12.47	$10.96	$16.81	$21.56
From Investment Operations
Net investment income(a)	0.03	0.05	0.04	0.08	0.15
Net realized and unrealized gain (loss) on investments and foreign currency	2.15	0.94	1.52	(5.87)	(2.20)
Net increase (decrease) in net asset value from investment operations	2.18	0.99	1.56	(5.79)	(2.05)
Dividends and Distributions to Shareholders
From net investment income	(0.01)	(0.03)	(0.04)	(0.01)	(0.41)
From net realized gain on investments	(0.75)	(0.89)	(0.01)	(0.05)	(2.29)
Total dividends and distributions	(0.76)	(0.92)	(0.05)	(0.06)	(2.70)
Net asset value, end of year	$13.96	$12.54	$12.47	$10.96	$16.81
Total Return
Total return based on net asset value(b)	17.28%	7.86%	14.31%	(34.43)%	(9.40)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$491,653	$401,977	$702,932	$598,426	$455,384
Ratio of net expenses to average net assets	0.57%	0.57%	0.58%	0.60%	0.57%
Ratio of net investment income to average net assets	0.20%	0.40%	0.30%	0.68%	0.68%
Portfolio turnover rate(c)	21%	22%	12%	12%	13%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International Growth Fund
Selected data for a Class 3 share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$12.56	$12.51	$10.99	$16.85	$21.63
From Investment Operations
Net investment income (loss)(a)	(0.01)	0.02	0.05	0.08	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	2.09	0.98	1.53	(5.87)	(2.21)
Net increase (decrease) in net asset value from investment operations	2.08	1.00	1.58	(5.79)	(2.05)
Dividends and Distributions to Shareholders
From net investment income	(0.02)	(0.06)	(0.05)	(0.02)	(0.44)
From net realized gain on investments	(0.75)	(0.89)	(0.01)	(0.05)	(2.29)
Total dividends and distributions	(0.77)	(0.95)	(0.06)	(0.07)	(2.73)
Net asset value, end of year	$13.87	$12.56	$12.51	$10.99	$16.85
Total Return
Total return based on net asset value(b)	16.53%	7.94%	14.39%	(34.38)%	(9.34)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$286,291	$382,281	$242,269	$225,485	$503,783
Ratio of net expenses to average net assets	0.50%	0.50%	0.51%	0.53%	0.50%
Ratio of net investment income (loss) to average net assets	(0.08)%	0.13%	0.39%	0.64%	0.74%
Portfolio turnover rate(c)	21%	22%	12%	12%	13%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International Growth Fund
Selected data for a Class 4 share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$12.57	$12.51	$10.99	$16.86	$21.65
From Investment Operations
Net investment income(a)	0.03	0.05	0.05	0.09	0.17
Net realized and unrealized gain (loss) on investments and foreign currency	2.17	0.96	1.54	(5.89)	(2.21)
Net increase (decrease) in net asset value from investment operations	2.20	1.01	1.59	(5.80)	(2.04)
Dividends and Distributions to Shareholders
From net investment income	(0.03)	(0.06)	(0.06)	(0.02)	(0.46)
From net realized gain on investments	(0.75)	(0.89)	(0.01)	(0.05)	(2.29)
Total dividends and distributions	(0.78)	(0.95)	(0.07)	(0.07)	(2.75)
Net asset value, end of year	$13.99	$12.57	$12.51	$10.99	$16.86
Total Return
Total return based on net asset value(b)	17.39%	7.97%	14.42%	(34.36)%	(9.31)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$692,245	$615,754	$570,283	$491,265	$860,635
Ratio of net expenses to average net assets	0.47%	0.47%	0.48%	0.50%	0.47%
Ratio of net investment income to average net assets	0.18%	0.41%	0.41%	0.72%	0.78%
Portfolio turnover rate(c)	21%	22%	12%	12%	13%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International Growth Fund
Selected data for a Class 5 share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$12.61	$12.55	$11.02	$16.91	$21.70
From Investment Operations
Net investment income(a)	0.03	0.06	0.06	0.09	0.18
Net realized and unrealized gain (loss) on investments and foreign currency	2.17	0.95	1.54	(5.90)	(2.21)
Net increase (decrease) in net asset value from investment operations	2.20	1.01	1.60	(5.81)	(2.03)
Dividends and Distributions to Shareholders
From net investment income	(0.03)	(0.06)	(0.06)	(0.03)	(0.47)
From net realized gain on investments	(0.75)	(0.89)	(0.01)	(0.05)	(2.29)
Total dividends and distributions	(0.78)	(0.95)	(0.07)	(0.08)	(2.76)
Net asset value, end of year	$14.03	$12.61	$12.55	$11.02	$16.91
Total Return
Total return based on net asset value(b)	17.45%	8.03%	14.48%	(34.33)%	(9.27)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$1,490,717	$1,269,244	$1,174,929	$1,026,319	$1,562,791
Ratio of net expenses to average net assets	0.42%	0.42%	0.43%	0.45%	0.42%
Ratio of net investment income to average net assets	0.23%	0.46%	0.46%	0.79%	0.82%
Portfolio turnover rate(c)	21%	22%	12%	12%	13%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International Growth Fund
Selected data for a Class K share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$12.50	$12.45	$10.93	$16.77	$21.54
From Investment Operations
Net investment income(a)	0.01	0.04	0.04	0.08	0.15
Net realized and unrealized gain (loss) on investments and foreign currency	2.15	0.94	1.53	(5.86)	(2.20)
Net increase (decrease) in net asset value from investment operations	2.16	0.98	1.57	(5.78)	(2.05)
Dividends and Distributions to Shareholders
From net investment income	(0.01)	(0.04)	(0.04)	(0.01)	(0.43)
From net realized gain on investments	(0.75)	(0.89)	(0.01)	(0.05)	(2.29)
Total dividends and distributions	(0.76)	(0.93)	(0.05)	(0.06)	(2.72)
Net asset value, end of year	$13.90	$12.50	$12.45	$10.93	$16.77
Total Return
Total return based on net asset value(b)	17.24%	7.84%	14.36%	(34.43)%	(9.43)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$64,893	$64,776	$67,516	$57,075	$82,820
Ratio of net expenses to average net assets	0.57%	0.57%	0.58%	0.60%	0.57%
Ratio of net investment income to average net assets	0.09%	0.33%	0.31%	0.66%	0.69%
Portfolio turnover rate(c)	21%	22%	12%	12%	13%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International Growth Fund
Selected data for an Institutional Class share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$12.46	$12.41	$10.90	$16.72	$21.48
From Investment Operations
Net investment income (loss)(a)	0.00 (b)	0.03	0.02	0.07	0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.15	0.94	1.53	(5.84)	(2.18)
Net increase (decrease) in net asset value from investment operations	2.15	0.97	1.55	(5.77)	(2.06)
Dividends and Distributions to Shareholders
From net investment income	0.00 (b)	(0.03)	(0.03)	—	(0.41)
From net realized gain on investments	(0.75)	(0.89)	(0.01)	(0.05)	(2.29)
Total dividends and distributions	(0.75)	(0.92)	(0.04)	(0.05)	(2.70)
Net asset value, end of year	$13.86	$12.46	$12.41	$10.90	$16.72
Total Return
Total return based on net asset value(c)	17.23%	7.80%	14.20%	(34.49)%	(9.49)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$332,656	$248,954	$241,906	$196,648	$321,882
Ratio of net expenses to average net assets	0.65%	0.65%	0.66%	0.68%	0.65%
Ratio of net investment income (loss) to average net assets	(0.01)%	0.24%	0.19%	0.60%	0.55%
Portfolio turnover rate(d)	21%	22%	12%	12%	13%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Long Term Global Growth Fund

	Value	% of Total Net Assets
Advertising	$12,993,860	1.3%
Aerospace/Defense	32,893,882	3.2
Apparel	25,690,056	2.5
Auto Manufacturers	14,114,587	1.4
Auto Parts & Equipment	19,689,877	1.9
Banks	34,196,238	3.3
Beverages	15,603,788	1.5
Biotechnology	18,691,932	1.8
Commercial Services	28,545,799	2.8
Computers	10,755,646	1.0
Cosmetics/Personal Care	10,472,913	1.0
Healthcare — Products	27,749,374	2.7
Internet	425,269,989	41.3
Machinery — Diversified	14,376,628	1.4
Miscellaneous Manufacturing	16,224,624	1.6
Pharmaceuticals	16,970,875	1.7
Retail	30,631,674	3.0
Semiconductors	140,159,642	13.6
Software	112,366,671	10.9
Total Value of Investments	1,007,398,055	97.9
Other assets less liabilities	21,400,665	2.1
Net Assets	$1,028,798,720	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 97.9%
BRAZIL — 6.2%
MercadoLibre, Inc. *	14,841	$29,893,633
NU Holdings Ltd., Class A *	2,042,786	34,196,237
		64,089,870
CANADA — 2.7%
Shopify, Inc., Class A *	174,832	28,142,707
CHINA — 13.5%
Contemporary Amperex Technology Co., Ltd., Class A	373,860	19,689,877
Horizon Robotics *	9,636,600	10,755,646
Kweichow Moutai Co., Ltd., Class A	79,000	15,603,788
Meituan, Class B *	1,716,690	22,749,918
PDD Holdings, Inc. ADR *	269,182	30,522,547
Tencent Holdings Ltd.	513,900	39,438,505
		138,760,281
FRANCE — 2.5%
Hermes International	10,347	25,690,056
INDIA — 1.5%
Titan Co., Ltd.	339,562	15,328,982
ITALY — 1.5%
Moncler SpA	239,403	15,302,692
NETHERLANDS — 6.9%
Adyen NV *	17,702	28,545,799
ASML Holding NV	39,569	42,636,396
		71,182,195
SINGAPORE — 3.0%
Sea Ltd. ADR *	243,573	31,072,607
SOUTH KOREA — 2.8%
Coupang, Inc. *	1,205,498	28,437,698

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Long Term Global Growth Fund

	Shares	Value
TAIWAN — 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	723,000	$35,540,717
UNITED STATES — 53.8%
Amazon.com, Inc. *	278,975	64,393,010
AppLovin Corp., Class A *	80,592	54,304,501
Atlassian Corp., Class A *	115,076	18,658,423
Axon Enterprise, Inc. *	28,568	16,224,624
BeOne Medicines Ltd., Class H *	812,118	18,691,932
Cloudflare, Inc., Class A *	200,694	39,566,822
Dexcom, Inc. *	255,701	16,970,875
Duolingo, Inc. *	51,265	8,997,008
elf Beauty, Inc. *	137,729	10,472,913
Intuitive Surgical, Inc. *	48,996	27,749,375
Joby Aviation, Inc. *	722,826	9,541,303
Netflix, Inc. *	395,944	37,123,709
NVIDIA Corp.	332,346	61,982,529
Reddit, Inc., Class A *	114,040	26,214,375
Rivian Automotive, Inc., Class A *	716,113	14,114,587
ROBLOX Corp., Class A *	278,639	22,578,118
Rocket Lab Corp. *	334,756	23,352,579
Samsara, Inc., Class A *	636,567	22,566,300
Spotify Technology SA *	56,787	32,976,779
Symbotic, Inc. *	241,624	14,376,628
Trade Desk, Inc. (The), Class A *	342,304	12,993,860
		553,850,250
TOTAL INVESTMENTS — 97.9%
(cost $550,464,781)		$1,007,398,055
Other assets less liabilities — 2.1%		21,400,665
NET ASSETS — 100.0%		$1,028,798,720

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Long Term Global Growth Fund

Fair Value Measurement

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$717,423,747	$289,974,308	$—	$1,007,398,055
Total	$717,423,747	$289,974,308	$—	$1,007,398,055

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford Long Term Global Growth Fund

ASSETS
Investments, at value (cost $550,464,781)	$1,007,398,055
Cash	23,509,878
Capital shares sold receivable	108,000
Dividends receivable	90,935
Tax reclaims receivable	46,488
Prepaid assets	27,147
Total Assets	1,031,180,503
LIABILITIES
Advisory fee payable	1,202,735
Administration & Supervisory fee payable	396,216
Shareholder Servicing fee payable	44,580
Deferred India capital gains tax liability (Note A)	353,674
Capital shares purchased payable	129,388
Trustee fee payable	14,965
Commitment fee payable	3,316
Accrued expenses	236,909
Total Liabilities	2,381,783
NET ASSETS	$1,028,798,720
COMPOSITION OF NET ASSETS
Paid-in capital	$716,320,207
Total distributable earnings	312,478,513
$1,028,798,720
NET ASSET VALUE, PER SHARE
Class 2 ($39,027,876 / 1,009,478 shares outstanding), unlimited authorized, no par value	$38.66
Class 3 ($85,758,386 / 2,021,569 shares outstanding), unlimited authorized, no par value	$42.42
Class K ($587,590,612 / 15,190,584 shares outstanding), unlimited authorized, no par value	$38.68
Institutional Class ($316,421,846 / 8,240,193 shares outstanding), unlimited authorized, no par value	$38.40

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Financial Statements and Other Information December 31, 2025

For the Year Ended December 31, 2025
Baillie Gifford Long Term Global Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $334,750)	$2,233,180
Windfall tax recovery (Note A)	16,562
Interest	299,828
Total Investment Income	2,549,570
EXPENSES
Advisory fee (Note B)	4,432,958
Shareholder Servicing fees — Class 2 shares (Note B)	183,338
Shareholder Servicing fees — Class 3 shares (Note B)	19,387
Administration & Supervisory fee — Class K shares (Note B)	794,641
Administration & Supervisory fee — Institutional Class shares (Note B)	663,737
Transfer agency	69,025
Sub-transfer agency — Institutional Class shares	383,287
Fund accounting	182,491
Legal	177,239
Custody	90,729
Professional fees	69,420
Trustees' fees	52,473
Registration fees	42,996
Commitment fees	13,460
Miscellaneous	35,633
Total Expenses	7,210,814
Net Investment (Loss)	(4,661,244)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $4,068)	28,472,773
In-Kind Investments	17,636,507
Foreign currency transactions	(56,244)
46,053,036
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax liability of $353,674) (Note A)	111,816,796
Translation of net assets and liabilities denominated in foreign currencies	7,665
111,824,461
Net realized and unrealized gain	157,877,497
NET INCREASE IN NET ASSETS FROM OPERATIONS	$153,216,253

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Long Term Global Growth Fund

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(4,661,244)		$(3,209,234)
Net realized gain	46,053,036		51,972,650
Net change in unrealized appreciation	111,824,461		120,547,464
Net Increase in Net Assets from Operations	153,216,253		169,310,880
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	1,500		17,006,000
Class 3	99,665,878	*	—
Class K	179,838,160	*	143,818,003
Institutional Class	94,543,071		92,212,800
Cost of shares redeemed:
Class 2	(100,314,686	)*	(5,400,000)
Class 3	(10,000,000)		—
Class K	(194,396,073)		(26,437,983)
Institutional Class	(163,820,785	)*	(72,030,902)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(94,482,935)		149,167,918
Total Increase in Net Assets	58,733,318		318,478,798
NET ASSETS
Beginning of Year	970,065,402		651,586,604
End of Year	$1,028,798,720		$970,065,402

*  See Note D for details of share class conversions and in-kind transfers.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class 2 share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$33.22	$26.57	$19.45	$37.47	$38.45
From Investment Operations
Net investment (loss)(a)	(0.15)	(0.11)	(0.07)	(0.08)	(0.25)
Net realized and unrealized gain (loss) on investments and foreign currency	5.59	6.76	7.19	(17.19)	1.20
Net increase (decrease) in net asset value from investment operations	5.44	6.65	7.12	(17.27)	0.95
Dividends and Distributions to Shareholders
From net realized gain on investments	—	—	—	(0.75)	(1.93)
Total dividends and distributions	—	—	—	(0.75)	(1.93)
Net asset value, end of year	$38.66	$33.22	$26.57	$19.45	$37.47
Total Return
Total return based on net asset value(b)	16.38%	25.01%	36.60%	(46.04)%	2.50%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$39,028	$115,559	$81,054	$60,624	$121,252
Ratio of net expenses to average net assets	0.69%	0.70%	0.71%	0.73%	0.70%
Ratio of net investment loss to average net assets	(0.42)%	(0.38)%	(0.29)%	(0.33)%	(0.60)%
Portfolio turnover rate(c)	22%	27%	17%	28%	16%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class 3 share outstanding throughout each year:

	For the Period October 14, 2025(a) through December 31, 2025
Net asset value, beginning of period	$44.22
From Investment Operations
Net investment (loss)(b)	(0.19	)(c)
Net realized and unrealized (loss) on investments and foreign currency	(1.61	)(c)
Net (decrease) in net asset value from investment operations	(1.80)
Dividends and Distributions to Shareholders
From net realized gain on investments	—
Total dividends and distributions	—
Net asset value, end of period	$42.42
Total Return
Total return based on net asset value(d)	(4.07)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$85,758
Ratio of net expenses to average net assets	0.65	%*
Ratio of net investment loss to average net assets	(0.44	)%*
Portfolio turnover rate(e)	22%

*  Annualized

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class K share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$33.24	$26.59	$19.46	$37.48	$38.47
From Investment Operations
Net investment (loss)(a)	(0.16)	(0.12)	(0.07)	(0.08)	(0.25)
Net realized and unrealized gain (loss) on investments and foreign currency	5.60	6.77	7.20	(17.19)	1.19
Net increase (decrease) in net asset value from investment operations	5.44	6.65	7.13	(17.27)	0.94
Dividends and Distributions to Shareholders
From net realized gain on investments	—	—	—	(0.75)	(1.93)
Total dividends and distributions	—	—	—	(0.75)	(1.93)
Net asset value, end of year	$38.68	$33.24	$26.59	$19.46	$37.48
Total Return
Total return based on net asset value(b)	16.40%	24.97%	36.64%	(46.04)%	2.48%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$587,591	$524,413	$320,106	$240,856	$432,975
Ratio of net expenses to average net assets	0.70%	0.70%	0.71%	0.73%	0.70%
Ratio of net investment loss to average net assets	(0.43)%	(0.38)%	(0.29)%	(0.34)%	(0.61)%
Portfolio turnover rate(c)	22%	27%	17%	28%	16%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford Long Term Global Growth Fund
Selected data for an Institutional Class share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$33.03	$26.44	$19.38	$37.36	$38.38
From Investment Operations
Net investment (loss)(a)	(0.20)	(0.14)	(0.09)	(0.10)	(0.29)
Net realized and unrealized gain (loss) on investments and foreign currency	5.57	6.73	7.15	(17.13)	1.20
Net increase (decrease) in net asset value from investment operations	5.37	6.59	7.06	(17.23)	0.91
Dividends and Distributions to Shareholders
From net realized gain on investments	—	—	—	(0.75)	(1.93)
Total dividends and distributions	—	—	—	(0.75)	(1.93)
Net asset value, end of year	$38.40	$33.03	$26.44	$19.38	$37.36
Total Return
Total return based on net asset value(b)	16.26%	24.92%	36.43%	(46.08)%	2.40%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$316,422	$330,093	$250,427	$176,109	$525,321
Ratio of net expenses to average net assets	0.79%	0.80%	0.81%	0.84%	0.80%
Ratio of net investment loss to average net assets	(0.54)%	(0.48)%	(0.39)%	(0.42)%	(0.71)%
Portfolio turnover rate(c)	22%	27%	17%	28%	16%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford U.S. Equity Growth Fund

	Value	% of Total Net Assets
Auto Manufacturers	$655,461	3.6%
Auto Parts & Equipment	146,081	0.8
Biotechnology	893,207	4.9
Building Materials	165,674	0.9
Commercial Services	554,583	3.0
Computers	55,891	0.3
Cosmetics/Personal Care	139,786	0.8
Distribution/Wholesale	245,974	1.4
Diversified Financial Services	87,494	0.5
Entertainment	293,220	1.6
Healthcare — Products	1,582,931	8.6
Healthcare — Services	379,059	2.1
Home Furnishings	255,020	1.4
Insurance	240,446	1.3
Internet	6,706,281	36.6
Leisure Time	189,666	1.0
Real Estate	546,930	3.0
REITS	98,140	0.5
Retail	82,837	0.5
Semiconductors	1,253,280	6.8
Software	3,306,578	18.0
Total Value of Investments	17,878,539	97.6
Other assets less liabilities	448,807	2.4
Net Assets	$18,327,346	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 97.6%
CANADA — 5.4%
Shopify, Inc., Class A *	6,117	$984,654
ISRAEL — 0.8%
Oddity Tech Ltd., Class A *	3,479	139,786
UNITED STATES — 91.4%
Affirm Holdings, Inc. *	4,657	346,621
Alnylam Pharmaceuticals, Inc. *	1,098	436,620
Alphabet, Inc., Class A	1,162	363,706
Amazon.com, Inc. *	6,098	1,407,540
AppLovin Corp., Class A *	536	361,168
Aurora Innovation, Inc. *	38,042	146,081
Block, Inc. *	3,195	207,963
Circle Internet Group, Inc. *	225	17,843
Cloudflare, Inc., Class A *	4,273	842,422
Coinbase Global, Inc., Class A *	308	69,651
CoStar Group, Inc. *	8,134	546,930
Datadog, Inc., Class A *	2,576	350,310
Denali Therapeutics, Inc. *	5,783	95,477
DoorDash, Inc., Class A *	4,286	970,693
Doximity, Inc., Class A *	3,711	164,323
DraftKings, Inc., Class A *	8,509	293,220
Duolingo, Inc. *	1,692	296,946
Ensign Group, Inc. (The)	2,176	379,059
Figma, Inc., Class A *	4,891	182,777
Globant SA *	855	55,891
Guardant Health, Inc. *	5,075	518,361
Insulet Corp. *	923	262,354
Knife River Corp. *	2,355	165,674
Lemonade, Inc. *	3,378	240,446
Lineage, Inc.	2,804	98,140
Medline, Inc., Class A *	5,814	244,188
Meta Platforms, Inc., Class A	1,833	1,209,945
Moderna, Inc. *	5,150	151,874
Netflix, Inc. *	10,113	948,195
NVIDIA Corp.	6,720	1,253,280
Penumbra, Inc. *	977	303,759

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
Recursion Pharmaceuticals, Inc., Class A *	6,841	$27,980
Rivian Automotive, Inc., Class A *	5,259	103,655
ROBLOX Corp., Class A *	4,983	403,772
Samsara, Inc., Class A *	9,914	351,451
SharkNinja, Inc. *	2,279	255,020
Snowflake, Inc., Class A *	1,642	360,189
Sweetgreen, Inc., Class A *	12,254	82,837
Tempus AI, Inc. *	4,306	254,269
Tesla, Inc. *	1,227	551,806
United Therapeutics Corp. *	372	181,257
Watsco, Inc.	730	245,973
Wayfair, Inc., Class A *	4,585	460,380
Workday, Inc., Class A *	1,650	354,387
YETI Holdings, Inc. *	4,294	189,666
		16,754,099
TOTAL INVESTMENTS — 97.6%
(cost $9,832,315)		$17,878,539
Other assets less liabilities — 2.4%		448,807
NET ASSETS — 100.0%		$18,327,346

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$17,878,539	$—	$—	$17,878,539
Total	$17,878,539	$—	$—	$17,878,539

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford U.S. Equity Growth Fund

ASSETS
Investments, at value (cost $9,832,315)	$17,878,539
Cash	467,065
Due from Manager	66,422
Dividends receivable	1,621
Prepaid assets	19,362
Total Assets	18,433,009
LIABILITIES
Advisory fee payable	16,412
Administration & Supervisory fee payable	8,454
Trustee fee payable	276
Commitment fee payable	61
Accrued expenses	80,460
Total Liabilities	105,663
NET ASSETS	$18,327,346
COMPOSITION OF NET ASSETS
Paid-in capital	$25,552,671
Total accumulated (loss)	(7,225,325)
$18,327,346
NET ASSET VALUE, PER SHARE
Class K ($8,532,910 / 290,627 shares outstanding), unlimited authorized, no par value	$29.36
Institutional Class ($9,794,436 / 335,971 shares outstanding), unlimited authorized, no par value	$29.15

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Financial Statements and Other Information December 31, 2025

For the Year Ended December 31, 2025
Baillie Gifford U.S. Equity Growth Fund

INVESTMENT INCOME
Dividends	$21,343
Interest	4,570
Total Investment Income	25,913
EXPENSES
Advisory fee (Note B)	66,336
Administration & Supervisory fee — Class K shares (Note B)	14,668
Administration & Supervisory fee — Institutional Class shares (Note B)	19,505
Transfer agency	35,235
Sub-transfer agency — Institutional Class shares	11,767
Fund accounting	84,141
Registration fees	37,361
Professional fees	28,302
Custody	4,097
Legal	3,771
Trustees' fees	1,041
Commitment fees	269
Line of Credit Interest	197
Miscellaneous	6,531
Total Expenses	313,221
Fees waived/expenses reimbursed	(170,792)
Total Expenses after Waiver	142,429
Net Investment (Loss)	(116,516)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	4,567,757
4,567,757
Net change in unrealized (depreciation) on:
Investments	(2,525,248)
(2,525,248)
Net realized and unrealized gain	2,042,509
NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,925,993

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford U.S. Equity Growth Fund

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(116,516)	$(169,541)
Net realized gain	4,567,757	3,974,914
Net change in unrealized appreciation (depreciation)	(2,525,248)	3,593,074
Net Increase in Net Assets from Operations	1,925,993	7,398,447
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	177,298	313,958
Institutional Class	210,618	902,616
Cost of shares redeemed:
Class K	(954,813)	(16,249,105)
Institutional Class	(5,541,869)	(15,365,424)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(6,108,766)	(30,397,955)
Total (Decrease) in Net Assets	(4,182,773)	(22,999,508)
NET ASSETS
Beginning of Year	22,510,119	45,509,627
End of Year	$18,327,346	$22,510,119

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford U.S. Equity Growth Fund
Selected data for a Class K share outstanding throughout each each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$26.60	$20.37	$13.95	$34.63	$39.85
From Investment Operations
Net investment (loss)(a)	(0.15)	(0.11)	(0.09)	(0.10)	(0.25)
Net realized and unrealized gain (loss) on investments and foreign currency	2.91	6.34	6.51	(19.21)	(1.40)
Net increase (decrease) in net asset value from investment operations	2.76	6.23	6.42	(19.31)	(1.65)
Dividends and Distributions to Shareholders
From net realized gain on investments	—	—	—	(1.37)	(3.57)
Total dividends and distributions	—	—	—	(1.37)	(3.57)
Net asset value, end of year	$29.36	$26.60	$20.37	$13.95	$34.63
Total Return
Total return based on net asset value(b)	10.38%	30.59%	46.02%	(55.58)%	(4.17)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$8,533	$8,615	$21,710	$16,273	$38,673
Ratio of net expenses to average net assets, before waiver	1.50%	1.25%	1.00%	0.97%	0.68%
Ratio of net expenses to average net assets, after waiver	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment loss to average net assets	(0.52)%	(0.51)%	(0.50)%	(0.53)%	(0.58)%
Portfolio turnover rate(c)	18%	19%	22%	14%	70%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford U.S. Equity Growth Fund
Selected data for an Institutional Class share outstanding throughout each each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$26.44	$20.27	$13.90	$34.53	$39.78
From Investment Operations
Net investment (loss)(a)	(0.18)	(0.14)	(0.10)	(0.13)	(0.29)
Net realized and unrealized gain (loss) on investments and foreign currency	2.89	6.31	6.47	(19.13)	(1.39)
Net increase (decrease) in net asset value from investment operations	2.71	6.17	6.37	(19.26)	(1.68)
Dividends and Distributions to Shareholders
From net realized gain on investments	—	—	—	(1.37)	(3.57)
Total dividends and distributions	—	—	—	(1.37)	(3.57)
Net asset value, end of year	$29.15	$26.44	$20.27	$13.90	$34.53
Total Return
Total return based on net asset value(b)	10.25%	30.44%	45.93%	(55.63)%	(4.25)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$9,794	$13,895	$23,799	$18,714	$58,804
Ratio of net expenses to average net assets, before waiver	1.60%	1.34%	1.10%	1.08%	0.77%
Ratio of net expenses to average net assets, after waiver	0.75%	0.75%	0.75%	0.76%	0.75%
Ratio of net investment loss to average net assets	(0.62)%	(0.61)%	(0.59)%	(0.64)%	(0.68)%
Portfolio turnover rate(c)	18%	19%	22%	14%	70%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

Note  A — Organization and Accounting Policies

As of December 31, 2025, each fund identified in the table below (each, a "Fund", and collectively, the "Funds") was a series of Baillie Gifford Funds (the "Trust"). The Trust includes one series, Baillie Gifford International All Cap Fund, that is not included in this report. The investment objective of each Fund includes achieving capital appreciation.

For more detail on specific objectives of each Fund and a description of each share class, please refer to the relevant prospectus. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust on June 21, 2000, under the laws of Massachusetts. The Trust operates pursuant to the Third Amended and Restated

Agreement and Declaration of Trust dated September 20, 2023, as amended from time to time.

At a meeting held on May 19, 2025, the Board of Trustees of the Trust approved and adopted Plans of Liquidation and Termination of Baillie Gifford International Smaller Companies Fund. Baillie Gifford International Smaller Companies Fund was liquidated on July 21, 2025.

On September 15, 2025 the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford Developed EAFE All Cap Fund and Baillie Gifford EAFE Plus All Cap Fund (the 'target funds') to merge with and into Baillie Gifford International Alpha Fund (the 'surviving fund'), an existing series of the Trust.

As further described in Note J, each All Cap Acquired Fund merged with and into Baillie Gifford International Alpha Fund on February 2, 2026.

The following table is a summary of classes of the Funds with shares outstanding as of December 31, 2025:

	Class 2	Class 3	Class 4	Class 5	Class K	Institutional Class
Baillie Gifford China Equities Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford Developed EAFE All Cap Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford EAFE Plus All Cap Fund	X	N/A	N/A	N/A	X	X
Baillie Gifford Emerging Markets Equities Fund	X	X	X	X	X	X
Baillie Gifford Emerging Markets ex China Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford Global Alpha Equities Fund	X	X	N/A	N/A	X	X
Baillie Gifford International Alpha Fund	X	X	X	X	X	X
Baillie Gifford International Concentrated Growth Equities Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford International Growth Fund	X	X	X	X	X	X
Baillie Gifford Long Term Global Growth Fund	X	X	N/A	N/A	X	X
Baillie Gifford U.S. Equity Growth Fund	N/A	N/A	N/A	N/A	X	X

Accounting Policies

The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The financial statements of the Funds have been prepared in conformity with generally accepted accounting principles in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds' investment adviser, Baillie Gifford Overseas Limited (the "Manager") as the valuation designee (the "Valuation Designee") to determine the fair

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

value, in good faith, of securities and other instruments for which no readily available market quotation exists, subject to the Board's oversight.

Investments for which there are readily available market quotations are valued at market value. Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation at the most recent quoted bid price.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by the Valuation Designee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of a Fund's net asset value.

The Valuation Designee utilizes a third-party pricing service for all equity securities, except those traded on Canadian, Latin American or U.S. exchanges, subject to certain minimum confidence levels, which applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which the securities are traded. To the extent that securities are valued using this service, the securities will be classified as Level 2 securities in the fair value measurement framework described below.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments that the Funds have the ability to access

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds' Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund's investments at December 31, 2025 is disclosed at the end of each Fund's Portfolio of Investments.

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Funds' securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income, with any non-cash income exceeding 5% of a Fund's total income stated separately on the Statement of Operations, and is recorded at the fair value of securities received.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Segment Reporting

Each Fund included herein is subject to Topic 946: Investment Companies and is structured as having a limited purpose by design. Each Fund's sole purpose is to invest to obtain returns from investment income and/or capital appreciation in accordance with their established investment objective. As such, each Fund is deemed to be an individual reporting segment under Topic 280 and is not part of a consolidated reporting entity. The results of the operations, as shown in the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day oversight of the Funds. Due to the significance of oversight and their role, the President / Principal Executive Officer is deemed to be the Chief Operating Decision Maker.

U.S. Federal and Other Taxes

Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest.

As a result of several court cases in certain countries across the European Union ("EU"), some Funds may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. If a positive decision is reached and as such, reclaims become payable to the Funds, they are reflected as Windfall Tax Recovery within investment income in the Statements of Operations and related receivables, if any, will be reflected within tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Funds will generally follow, for tax purposes, IRS guidance in

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

Notice 2016-10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

In the event that EU reclaims received by a Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder's income tax return, the Fund will enter into a closing agreement with the IRS in order to pay the associated tax liability on behalf of the Fund's shareholders.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities in India or other such foreign jurisdictions, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. The previous three tax year ends and the interim tax period since then, as applicable, remain subject to examination.

Improvements to Income Tax Disclosures

On December 14, 2023, the FASB issued Accounting Standards Update ("ASU"), ASU 2023-09 — Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which aimed to improve transparency of tax information for investors and enhance income tax disclosures. The update requires the Fund to provide a breakdown of total income tax paid, net of refunds, by jurisdiction if the amount exceeds materiality. The amendments under this ASU were effective for fiscal years beginning after December 15, 2024 and hence the Fund adopted this ASU for the year ending December 31, 2025. Total income taxes paid during the period were not material, and no jurisdictional breakdown was required.

At December 31, 2025 for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short Term Capital Losses No Expiration	Long Term Capital Losses No Expiration	Capital Loss Available Total
Baillie Gifford China Equities Fund	$(388,674)	$(666,924)	$(1,055,598)
Baillie Gifford Developed EAFE All Cap Fund	—	—	—
Baillie Gifford EAFE Plus All Cap Fund	—	—	—
Baillie Gifford Emerging Markets Equities Fund	(181,511,439)	(99,675,562)	(281,187,001)
Baillie Gifford Emerging Markets ex China Fund	(10,731)	—	(10,731)
Baillie Gifford Global Alpha Equities Fund	—	—	—
Baillie Gifford International Alpha Fund	—	—	—
Baillie Gifford International Concentrated Growth Equities Fund	(6,924,326)	(13,142,964)	(20,067,290)
Baillie Gifford International Growth Fund	—	—	—
Baillie Gifford Long Term Global Growth Fund	(86,217,102)	(39,331,373)	(125,548,475)
Baillie Gifford U.S. Equity Growth Fund	(3,784,369)	(11,140,003)	(14,924,372)

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

During the year ended December 31, 2025, the Funds shown below utilized capital loss carryforwards.

Fund	Utilized
Baillie Gifford Developed EAFE All Cap Fund	$12,997,734
Baillie Gifford Emerging Markets Equities Fund	146,182,025
Baillie Gifford Emerging Markets ex China Fund	39,150
Baillie Gifford International Concentrated Growth Equities Fund	2,538,298
Baillie Gifford Long Term Global Growth Fund	29,017,218
Baillie Gifford U.S. Equity Growth Fund	4,415,223

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October capital/late year ordinary losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the year or period ended December 31, 2025, the Funds shown below incurred and will elect to defer net post-October or late year losses as indicated.

At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Net Ordinary Income	Long Term Capital Gains	Capital Loss Carryforwards	Post October Capital/Late Year Ordinary Losses	Other Temporary Differences	Net Unrealized Appreciation/ (Depreciation) on Investments, Foreign Currency and Foreign Tax	Distributable Earnings/ (Accumulated Deficit)
Baillie Gifford China Equities Fund	$—	$—	$(1,055,598)	$1,953	$—	$496,642	$(560,909)
Baillie Gifford Developed EAFE All Cap Fund	—	1,934,700	—	—	110,984	10,307,332	12,353,016
Baillie Gifford EAFE Plus All Cap Fund	—	—	—	—	—	25,773,903	25,773,903
Baillie Gifford Emerging Markets Equities Fund	8,291,388	—	(281,187,001)	—	—	2,235,851,300	1,962,955,687
Baillie Gifford Emerging Markets ex China Fund	2,743	—	(10,731)		—	308,688	300,700
Baillie Gifford Global Alpha Equities Fund	—	47,201,925	—	—	—	191,759,812	238,961,737
Baillie Gifford International Alpha Fund	—	—	—	—	1,572,738	763,013,565	764,586,303
Baillie Gifford International Concentrated Growth Equities Fund	—	—	(20,067,290)	—	—	16,862,196	(3,205,094)
Baillie Gifford International Growth Fund	—	14,425,935	—	—	—	1,291,033,974	1,305,459,909
Baillie Gifford Long Term Global Growth Fund	—	—	(125,548,475)	—	—	438,026,988	312,478,513
Baillie Gifford U.S. Equity Growth Fund	—	—	(14,924,372)	—	—	7,699,047	(7,225,325)

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to the differing book/tax treatment of realized losses on wash sales and mark to market income on securities categorized as PFICs and certain corporate actions.

For the year ended December 31, 2025, the following reclassifications have been made on the Statements of Assets and Liabilities as a result of certain differences in the computation of net investment income and net realized capital gains under U.S. federal income tax rules and regulations versus GAAP, such as the utilization of earnings and profits distributed to shareholders on redemption of shares, the tax treatment of redemptions in-kind, and net operating losses.

Fund	Total Distributable Earnings	Paid-in Capital
Baillie Gifford China Equities Fund	$—	$—
Baillie Gifford Developed EAFE All Cap Fund	—	—
Baillie Gifford EAFE Plus All Cap Fund	—	—
Baillie Gifford Emerging Markets Equities Fund	(2,845,181)	2,845,181
Baillie Gifford Emerging Markets ex China Fund	—	—
Baillie Gifford Global Alpha Equities Fund	—	—
Baillie Gifford International Alpha Fund	(43,210,340)	43,210,340
Baillie Gifford International Concentrated Growth Equities Fund	339,563	(339,563)
Baillie Gifford International Growth Fund	—	—
Baillie Gifford Long Term Global Growth Fund	(12,976,067)	12,976,067
Baillie Gifford U.S. Equity Growth Fund	116,516	(116,516)

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds' policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

For the years ended December 31, 2025 and December 31, 2024, the tax characters of the dividends paid were:

Fund	Ordinary Income 2025	Long Term Capital Gains 2025	Return of Capital 2025	Ordinary Income 2024	Long Term Capital Gains 2024	Return of Capital 2024
Baillie Gifford China Equities Fund	$28,793	$—	$—	$51,798	$—	$—
Baillie Gifford Developed EAFE All Cap Fund	11,964,810	43,498,149	—	8,646,699	—	—
Baillie Gifford EAFE Plus All Cap Fund	8,813,359	59,026,211	4,643,932	11,720,988	4,928,589	—
Baillie Gifford Emerging Markets Equities Fund	116,767,658	—	—	175,057,601	—	—
Baillie Gifford Emerging Markets ex China Fund	26,512	—	—	26,360	—	—
Baillie Gifford Global Alpha Equities Fund	12,198,156	127,953,658	—	10,534,417	57,371,997	—
Baillie Gifford International Alpha Fund	17,694,871	203,954,456	—	15,733,695	68,774,524	—
Baillie Gifford International Concentrated Growth Equities Fund	—	—	—	—	—	—
Baillie Gifford International Growth Fund	4,676,752	171,396,852	—	11,796,300	196,348,621	—
Baillie Gifford Long Term Global Growth Fund	—	—	—	—	—	—
Baillie Gifford U.S. Equity Growth Fund	—	—	—	—	—	—

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

The Funds' cost of investments and gross unrealized appreciation (depreciation) on investments and foreign currency at December 31, 2025 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Baillie Gifford China Equities Fund	$2,626,562	$781,163	$(284,521)	$496,642
Baillie Gifford Developed EAFE All Cap Fund	35,939,857	15,726,154	(5,418,822)	10,307,332
Baillie Gifford EAFE Plus All Cap Fund	80,922,892	35,508,737	(9,734,834)	25,773,903
Baillie Gifford Emerging Markets Equities Fund	4,880,315,847	3,181,996,539	(946,145,239)	2,235,851,300
Baillie Gifford Emerging Markets ex China Fund	1,075,953	474,493	(165,805)	308,688
Baillie Gifford Global Alpha Equities Fund	265,714,890	217,401,626	(25,641,814)	191,759,812
Baillie Gifford International Alpha Fund	1,222,704,695	919,640,883	(156,627,318)	763,013,565
Baillie Gifford International Concentrated Growth Equities Fund	80,112,528	35,548,863	(18,686,667)	16,862,196
Baillie Gifford International Growth Fund	2,045,555,515	1,565,921,651	(274,887,677)	1,291,033,974
Baillie Gifford Long Term Global Growth Fund	569,016,750	486,870,652	(48,843,664)	438,026,988
Baillie Gifford U.S. Equity Growth Fund	10,179,492	8,936,542	(1,237,495)	7,699,047

Note B — Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds (the "Advisory Agreement"), each Fund pays the Manager an investment advisory fee, in arrears.

The advisory fee paid by each Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of that Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford China Equities Fund	$0 - $2 >$2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Developed EAFE All Cap Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford EAFE Plus All Cap Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford Emerging Markets Equities Fund	$0 - $2 >$2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Emerging Markets ex China Fund	$0 - $2 >$2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Global Alpha Equities Fund	$0 - $2 >$2 - $5 Above $5	0.40% 0.36% 0.34%

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford International Alpha Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford International Concentrated Growth Equities Fund	$0 - $2 >$2 - $5 Above $5	0.40% 0.36% 0.34%
Baillie Gifford International Growth Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford Long Term Global Growth Fund	$0 - $2 >$2 - $5 Above $5	0.45% 0.41% 0.39%
Baillie Gifford U.S. Equity Growth Fund	$0 - $2 >$2 - $5 Above $5	0.33% 0.29% 0.27%

The Manager has contractually agreed to waive its fees and/or bear expenses of the following Funds to the extent that such Fund's total annual operating expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed the amounts listed below. This contractual waiver will expire on April 30, 2027 with respect to Baillie Gifford International Concentrated Growth Equities Fund and Baillie Gifford U.S. Equity Growth Fund and April 30, 2026 with respect to each other Fund listed below.

Fund	Class	Expense Limitation
Baillie Gifford China Equities Fund	Class K and Institutional Class	0.87%
Baillie Gifford Developed EAFE All Cap Fund*	Class 2 Class 3 Class 4 Class 5 Class K and Institutional Class	0.67% 0.60% 0.57% 0.52% 0.67%
Baillie Gifford EAFE Plus All Cap Fund*	Class 2 Class 3 Class 4 Class 5 Class K and Institutional Class	0.67% 0.60% 0.57% 0.52% 0.67%
Baillie Gifford Emerging Markets ex China Fund	Class K and Institutional Class	0.87%
Baillie Gifford International Concentrated Growth Equities Fund	Class K and Institutional Class	0.72%
Baillie Gifford U.S. Equity Growth Fund	Class K and Institutional Class	0.65%

*  The waiver of this Fund was introduced by the Manager on April 30, 2025. No waiver was in place prior to this date.

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

Fees waived or expenses reimbursed for all Funds are not subject to recoupment. These contractual agreements may only be terminated by the Board.

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Funds.

The Funds have adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Funds pay the Manager a fee at the annualized rate of the Funds' average daily net assets attributed to each class of shares. The fee paid by Class 2 shares is 0.17%, Class 3 shares is 0.10%, Class 4 shares is 0.07%, and Class 5 shares is 0.02%. Class K and Institutional Class shares do not pay this fee.

With respect to Class K and Institutional Class shares, the Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Funds, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of each Fund.

Each Fund has adopted an Administration, Supervisory and Sub-Accounting Services Plan with respect to Class K and Institutional Class shares of each Fund, which authorizes each Fund to pay the Manager an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of such Fund's average net assets.

Institutional Class shares bear expenses in connection with compensating financial intermediaries for sub-transfer agency and other services. Class K shares do not bear such expenses.

The Funds may enter into certain agreements with Financial Intermediaries that require payments for sub-transfer agency services in excess of the Board approved cap on payments and/or reimbursements to Financial Intermediaries. In such instances the Manager will pay, out of its own profits, the difference between the amount due under the agreement with the Financial Intermediary and the cap on such payments and/or reimbursements approved by the Board.

The Bank of New York Mellon ("BNY") serves as the Funds' administrator and custodian. BNY Mellon Asset Servicing serves as the Trust's transfer agent, registrar and dividend disbursing agent.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short term securities and in-kind transactions) for the year ended December 31, 2025 were as follows:

Fund	Purchases	Sales
Baillie Gifford China Equities Fund	$375,730	$685,185
Baillie Gifford Developed EAFE All Cap Fund	35,118,143	292,785,991
Baillie Gifford EAFE Plus All Cap Fund	54,592,931	278,285,694
Baillie Gifford Emerging Markets Equities Fund	1,733,928,631	1,705,288,080
Baillie Gifford Emerging Markets ex China Fund	249,725	227,002
Baillie Gifford Global Alpha Equities Fund	181,763,516	532,753,417
Baillie Gifford International Alpha Fund	405,208,824	832,753,274
Baillie Gifford International Concentrated Growth Equities Fund	19,789,137	13,981,314
Baillie Gifford International Growth Fund	694,476,512	814,910,084
Baillie Gifford Long Term Global Growth Fund	210,881,226	215,876,360
Baillie Gifford U.S. Equity Growth Fund	3,678,212	10,056,975

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

Note D — Transactions in Shares of Beneficial Interest

	Baillie Gifford China Equities Fund
	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class K Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	520	3,603		1,058	5,449
Shares redeemed	—	—		—	—
Net Increase (Decrease)	520	$3,603		1,058	$5,449
Institutional Class Shares
Shares sold	1,972	$10,000		100,332	$447,600
Shares issued in reinvestment of dividends and distributions	3,652	25,190		9,035	46,349
Shares redeemed	(59,360)	(345,405)		(32,853)	(152,779)
Net Increase (Decrease)	(53,736)	$(310,215)		76,514	$341,170
Total Net Increase (Decrease)	(53,216)	$(306,612)		77,572	$346,619
	Baillie Gifford Developed EAFE All Cap Fund
	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class 2 Shares
Shares sold	124	$1,810		467	$6,000
Shares issued in reinvestment of dividends and distributions	—	—		302,050	3,679,755
Shares redeemed	(9,458,413)	(118,810,551)		(2,657,621)	(34,592,927)
Net Increase (Decrease)	(9,458,289)	$(118,808,741)		(2,355,104)	$(30,907,172)
Class 3 Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	—	—		236,447	2,909,079
Shares redeemed	(7,027,633)	(95,249,020	)(a)	—	—
Net Increase (Decrease)	(7,027,633)	$(95,249,020)		236,447	$2,909,079
Class 4 Shares
Shares sold	6,939,415	$95,249,020	(a)	—	$—
Shares issued in reinvestment of dividends and distributions	—	—		—	—
Shares redeemed	(6,939,415)	(91,649,545)		—	—
Net Increase (Decrease)	—	$3,599,475		—	$—

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

	Baillie Gifford Developed EAFE All Cap Fund
	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	111	$1,439	178,958	$2,304,008
Shares issued in reinvestment of dividends and distributions	11,143,869	28,416,868	54,157	667,758
Shares redeemed	(476,715)	(6,418,655)	(14,971,850)	(195,506,276)
Net Increase (Decrease)	10,667,265	$21,999,652	(14,738,735)	$(192,534,510)
Institutional Class Shares
Shares sold	199,024	$2,511,128	349,597	$4,447,538
Shares issued in reinvestment of dividends and distributions	11,051,781	26,524,273	112,491	1,371,266
Shares redeemed	(13,145,123)	(54,089,932)	(2,031,994)	(26,224,994)
Net Increase (Decrease)	(1,894,318)	$(25,054,531)	(1,569,906)	$(20,406,190)
Total Net Increase (Decrease)	(7,712,975)	$(213,513,165)	(18,427,298)	$(240,938,793)

(a)  $95,249,020 converted into Class 4 from Class 3.

	Baillie Gifford EAFE Plus All Cap Fund
	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class 2 Shares
Shares sold	107	$1,500	263,824	$4,006,000
Shares issued in reinvestment of dividends and distributions	9,264,568	51,544,348	360,487	5,068,956
Shares redeemed	(1,962,119)	(29,635,470)	(7,438,624)	(113,074,888)
Net Increase (Decrease)	7,302,556	$21,910,378	(6,814,313)	$(103,999,932)
Class 3 Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	534,403	7,484,804
Shares redeemed	(9,270,863)	(148,471,949)	—	—
Net Increase (Decrease)	(9,270,863)	$(148,471,949)	534,403	$7,484,804
Class K Shares
Shares sold	20,961	$317,363	31,425	$679,419
Shares issued in reinvestment of dividends and distributions	3,728,261	20,468,151	278,942	3,902,405
Shares redeemed	(3,229,389)	(47,864,940)	(3,367,102)	(49,972,066)
Net Increase (Decrease)	519,833	$(27,079,426)	(3,056,735)	$(45,390,242)

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

	Baillie Gifford EAFE Plus All Cap Fund
	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Institutional Class Shares
Shares sold	1,842	$27,942		5,306	$79,577
Shares issued in reinvestment of dividends and distributions	76,057	429,722		12,481	175,489
Shares redeemed	(261,192)	(3,816,936)		(82,299)	(1,257,965)
Net Increase (Decrease)	(183,293)	$(3,359,272)		(64,512)	$(1,002,899)
Total Net Increase (Decrease)	(1,631,767)	$(157,000,269)		(9,401,157)	$(142,908,269)
	Baillie Gifford Emerging Markets Equities Fund
	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class 2 Shares
Shares sold	2,645,622	$50,414,743	(a)	1,226,471	$25,006,000
Shares issued in reinvestment of dividends and distributions	104,321	2,768,795		153,919	2,970,188
Shares redeemed	(892,492)	(20,186,800)		(6,009)	(120,000)
Net Increase (Decrease)	1,857,451	$32,996,738		1,374,381	$27,856,188
Class 3 Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	119,222	3,199,045		328,439	6,404,724
Shares redeemed	(2,617,428)	(50,413,243	)(a)	(2,588,276)	(53,000,000)
Net Increase (Decrease)	(2,498,206)	$(47,214,198)		(2,259,837)	$(46,595,276)
Class 4 Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	200,291	5,370,492		399,599	7,787,109
Shares redeemed	—	—		—	—
Net Increase (Decrease)	200,291	$5,370,492		399,599	$7,787,109
Class 5 Shares
Shares sold	—	$—		828,136	$16,800,000
Shares issued in reinvestment of dividends and distributions	867,987	24,054,260		1,784,221	35,912,627
Shares redeemed	(1,974,325)	(48,400,000)		(6,765,735)	(127,000,000)
Net Increase (Decrease)	(1,106,338)	$(24,345,740)		(4,153,378)	$(74,287,373)

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

	Baillie Gifford Emerging Markets Equities Fund
	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class K Shares
Shares sold	11,167,438	$243,924,527	(b)	18,289,747	$365,179,690	(c)
Shares issued in reinvestment of dividends and distributions	1,484,690	39,210,672		3,642,451	69,935,064
Shares redeemed	(24,975,125)	(561,794,517	)(d)	(17,334,531)	(344,833,406	)(e)
Net Increase (Decrease)	(12,322,997)	$(278,659,318)		4,597,667	$90,281,348
Institutional Class Shares
Shares sold	29,858,675	$673,102,375	(d)	21,511,570	$434,342,491	(e)
Shares issued in reinvestment of dividends and distributions	1,236,195	32,623,185		2,042,555	39,196,634
Shares redeemed	(14,820,124)	(327,820,600	)(b)	(11,281,657)	(225,034,398	)(c)
Net Increase (Decrease)	16,274,746	$377,904,960		12,272,468	$248,504,727
Total Net Increase (Decrease)	2,404,947	$66,052,934		12,230,900	$253,546,723

(a)  $50,413,243 converted into Class 2 from Class 3.

(b)  $81,337 converted into Class K from Institutional Class.

(c)  $109,580 converted into Class K from Institutional Class.

(d)  $392,211 converted from Class K into Institutional Class.

(e)  $76,433 converted from Class K into Institutional Class.

	Baillie Gifford Emerging Markets ex China Fund
	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	1,063	13,256	1,476	13,180
Shares redeemed	—	—	—	—
Net Increase (Decrease)	1,063	$13,256	1,476	$13,180
Institutional Class Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	1,063	13,256	1,476	13,180
Shares redeemed	—	—	—	—
Net Increase (Decrease)	1,063	$13,256	1,476	$13,180
Total Net Increase (Decrease)	2,126	$26,512	2,952	$26,360

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

	Baillie Gifford Global Alpha Equities Fund
	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class 2 Shares
Shares sold	92	$1,500		5,225,183	$87,503,121	(a)
Shares issued in reinvestment of dividends and distributions	1,787,687	24,096,227		862,681	14,023,739
Shares redeemed	(5,128,507)	(96,003,360	)(b)	(5,357,554)	(97,507,998)
Net Increase (Decrease)	(3,340,728)	$(71,905,633)		730,310	$4,018,862
Class 3 Shares
Shares sold	2,452,173	$49,227,613	(b)	—	$—
Shares issued in reinvestment of dividends and distributions	981,490	14,017,546		—	—
Shares redeemed	—	—		(18,369,648)	(305,100,130	)(c)
Net Increase (Decrease)	3,433,663	$63,245,159		(18,369,648)	$(305,100,130)
Class 4 Shares
Shares sold	—	$—		11,800,999	$197,603,009	(d)
Shares issued in reinvestment of dividends and distributions	—	—		1,140,253	19,938,354
Shares redeemed	(12,941,252)	(215,447,102)		(6,110,613)	(114,002,041)
Net Increase (Decrease)	(12,941,252)	$(215,447,102)		6,830,639	$103,539,322
Class K Shares
Shares sold	890,521	$15,005,259		2,728,231	$48,860,829
Shares issued in reinvestment of dividends and distributions	6,727,815	89,681,764		1,893,423	30,578,776
Shares redeemed	(5,478,333)	(97,447,679)		(7,322,089)	(127,256,803)
Net Increase (Decrease)	2,140,003	$7,239,344		(2,700,435)	$(47,817,198)
Institutional Class Shares
Shares sold	568,720	$9,600,000		90,898	$1,572,850
Shares issued in reinvestment of dividends and distributions	699,931	9,358,079		208,006	3,365,544
Shares redeemed	(642,800)	(11,315,752)		(886,402)	(15,385,633)
Net Increase (Decrease)	625,851	$7,642,327		(587,498)	$(10,447,239)
Total Net Increase (Decrease)	(10,082,463)	$(209,225,905)		(14,096,632)	$(255,806,383)

(a)  $87,497,120 converted into Class 2 from Class 3.

(b)  $49,227,613 converted into Class 3 from Class 2.

(c)  $87,497,120 converted from Class 3 into Class 2. $197,603,009 converted from Class 3 into Class 4.

(d)  $197,603,009 converted into Class 4 from Class 3.

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

	Baillie Gifford International Alpha Fund
	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class 2 Shares
Shares sold	6,564,508	$86,627,883	(a)	5,054,613	$69,408,011
Shares issued in reinvestment of dividends and distributions	3,869,223	52,820,316		1,241,128	15,896,364
Shares redeemed	(5,838,977)	(87,479,324	)(b)	(5,203,667)	(71,108,095)
Net Increase (Decrease)	4,594,754	$51,968,875		1,092,074	$14,196,280
Class 3 Shares
Shares sold	13,488,895	$183,617,707	(c)	107,844	$1,475,000
Shares issued in reinvestment of dividends and distributions	3,984,848	55,448,359		1,156,772	15,070,893
Shares redeemed	(9,425,614)	(130,337,322	)(a)	(9,034,719)	(128,330,477)
Net Increase (Decrease)	8,048,129	$108,728,744		(7,770,103)	$(111,784,584)
Class 4 Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	1,327,640	18,898,419		1,176,705	15,638,532
Shares redeemed	(18,235,495)	(257,548,501	)(d)	(18,132,889)	(250,000,000)
Net Increase (Decrease)	(16,907,855)	$(238,650,082)		(16,956,184)	$(234,361,468)
Class 5 Shares
Shares sold	—	$—		139,442	$2,000,000
Shares issued in reinvestment of dividends and distributions	285,172	4,157,581		136,479	1,853,518
Shares redeemed	(995,181)	(14,978,464)		(778,573)	(10,790,367)
Net Increase (Decrease)	(710,009)	$(10,820,883)		(502,652)	$(6,936,849)
Class K Shares
Shares sold	4,482,881	$65,294,806	(e)	10,689,041	$137,886,083
Shares issued in reinvestment of dividends and distributions	5,734,859	77,936,738		2,450,771	31,247,329
Shares redeemed	(19,008,617)	(279,703,634	)(f)	(11,866,029)	(155,778,856)
Net Increase (Decrease)	(8,790,877)	$(136,472,090)		1,273,783	$13,354,556
Institutional Class Shares
Shares sold	1,214,908	$17,594,295	(f)	1,684,385	$21,978,549
Shares issued in reinvestment of dividends and distributions	789,986	10,854,409		298,766	3,848,106
Shares redeemed	(2,464,486)	(35,028,227	)(e)	(2,500,980)	(33,406,456)
Net Increase (Decrease)	(459,592)	$(6,579,523)		(517,829)	$(7,579,801)
Total Net Increase (Decrease)	(14,225,450)	$(231,824,959)		(23,380,911)	$(333,111,866)

(a)  $84,786,383 converted into Class 2 from Class 3.

(b)  $14,158,837 converted from Class 2 into Class 3.

(c)  $14,158,837 converted into Class 3 from Class 2. $157,548,870 converted into Class 3 from Class 4.

(d)  $157,548,870 converted from Class 4 into Class 3.

(e)  $53,859 converted into Class K from Institutional Class.

(f)  $186,383 converted into Institutional Class from Class K.

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

	Baillie Gifford International Concentrated Growth Equities Fund
	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class K Shares
Shares sold	521,358	$4,475,434		755,675	$5,567,673
Shares issued in reinvestment of dividends and distributions	—	—		—	—
Shares redeemed	(537,510)	(4,810,717)		(1,384,868)	(10,142,436)
Net Increase (Decrease)	(16,152)	$(335,283)		(629,193)	$(4,574,763)
Institutional Class Shares
Shares sold	2,804,440	$24,290,700		1,836,878	$13,328,570
Shares issued in reinvestment of dividends and distributions	—	—		—	—
Shares redeemed	(2,136,496)	(18,493,957)		(2,517,803)	(18,078,364)
Net Increase (Decrease)	667,944	$5,796,743		(680,925)	$(4,749,794)
Total Net Increase (Decrease)	651,792	$5,461,460		(1,310,118)	$(9,324,557)
	Baillie Gifford International Growth Fund
	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class 2 Shares
Shares sold	30,140,166	$370,439,800	(a)	14,663,364	$185,508,507	(b)
Shares issued in reinvestment of dividends and distributions	1,801,024	25,300,598		2,169,350	27,319,490
Shares redeemed	(28,764,211)	(413,572,261	)(c)	(41,138,212)	(561,073,272	)(d)
Net Increase (Decrease)	3,176,979	$(17,831,863)		(24,305,498)	$(348,245,275)
Class 3 Shares
Shares sold	22,524,086	$325,315,381	(c)	29,755,384	$404,465,779	(d)
Shares issued in reinvestment of dividends and distributions	1,081,459	15,094,460		2,129,036	26,841,401
Shares redeemed	(33,403,413)	(416,834,884	)(e)	(20,811,136)	(265,852,507	)(b)
Net Increase (Decrease)	(9,797,868)	$(76,425,043)		11,073,284	$165,454,673
Class 4 Shares
Shares sold	36,179	$507,689		—	$—
Shares issued in reinvestment of dividends and distributions	2,582,394	36,347,708		3,414,840	43,091,869
Shares redeemed	(2,109,321)	(30,903,416	)(f)	—	—
Net Increase (Decrease)	509,252	$5,951,981		3,414,840	$43,091,869

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

	Baillie Gifford International Growth Fund
	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class 5 Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	5,577,117	78,744,432		7,044,476	89,157,707
Shares redeemed	—	—		—	—
Net Increase (Decrease)	5,577,117	$78,744,432		7,044,476	$89,157,707
Class K Shares
Shares sold	813,259	$11,654,195		719,879	$9,891,649
Shares issued in reinvestment of dividends and distributions	240,334	3,362,279		358,292	4,496,563
Shares redeemed	(1,568,870)	(21,595,106	)(g)	(1,319,811)	(18,033,260)
Net Increase (Decrease)	(515,277)	$(6,578,632)		(241,640)	$(3,645,048)
Institutional Class Shares
Shares sold	8,684,911	$119,131,762		6,228,233	$80,697,667
Shares issued in reinvestment of dividends and distributions	1,162,007	16,198,382		1,297,619	16,233,212
Shares redeemed	(5,814,368)	(77,248,360)		(7,033,959)	(89,422,431)
Net Increase (Decrease)	4,032,550	$58,081,784		491,893	$7,508,448
Total Net Increase (Decrease)	2,982,753	$41,942,659		(2,522,645)	$(46,677,626)

(a)  $343,534,884 converted into Class 2 from Class 3. $903,416 converted into Class 2 from Class 4.

(b)  $169,902,507 converted into Class 2 from Class 3.

(c)  $325,315,381 converted into Class 3 from Class 2.

(d)  $404,465,779 converted from Class 2 to Class 3.

(e)  $343,534,884 converted from Class 3 into Class 2.

(f)  $903,416 converted from Class 4 into Class 2.

(g)  This amount includes an exchange of $9,766,001.

	Baillie Gifford Long Term Global Growth Fund
	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class 2 Shares
Shares sold	44	$1,500		600,409	$17,006,000
Shares issued in reinvestment of dividends and distributions	—	—		—	—
Shares redeemed	(2,469,111)	(100,314,686	)(a)	(171,971)	(5,400,000)
Net Increase (Decrease)	(2,469,067)	$(100,313,186)		428,438	$11,606,000
Class 3 Shares
Shares sold	2,253,701	$99,665,878	(b)	—	$—
Shares issued in reinvestment of dividends and distributions	—	—		—	—
Shares redeemed	(232,132)	(10,000,000)		—	—
Net Increase (Decrease)	2,021,569	$89,665,878		—	$—

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

	Baillie Gifford Long Term Global Growth Fund
	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class K Shares
Shares sold	4,916,224	$179,838,160	(c)	4,586,528	$143,818,003
Shares issued in reinvestment of dividends and distributions	—	—		—	—
Shares redeemed	(5,504,134)	(194,396,073	)(d)	(847,998)	(26,437,983)
Net Increase (Decrease)	(587,910)	$(14,557,913)		3,738,530	$117,380,020
Institutional Class Shares
Shares sold	2,676,528	$94,543,071		3,131,364	$92,212,800
Shares issued in reinvestment of dividends and distributions	—	—		—	—
Shares redeemed	(4,430,791)	(163,820,785	)(e)	(2,606,843)	(72,030,902)
Net Increase (Decrease)	(1,754,263)	$(69,277,714)		524,521	$20,181,898
Total Net Increase (Decrease)	(2,789,671)	$(94,482,935)		4,691,489	$149,167,918

(a)  $99,665,878 converted from Class 2 into Class 3. $648,808 converted from Class 2 into Class K.

(b)  $99,665,878 converted into Class 3 from Class 2.

(c)  $648,808 converted into Class K from Class 2. $18,406,853 converted into Class K from Institutional Class. This amount includes an exchange of $9,766,001.

(d)  This amount includes an in-kind transfer of $104,007,392.

(e)  $18,406,853 converted from Institutional Class into Class K.

	Baillie Gifford U.S. Equity Growth Fund
	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	6,443	$177,298	13,793	$313,958
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(39,642)	(954,813)	(755,544)	(16,249,105)
Net Increase (Decrease)	(33,199)	$(777,515)	(741,751)	$(15,935,147)
Institutional Class Shares
Shares sold	7,283	$210,618	42,065	$902,616
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(196,756)	(5,541,869)	(690,704)	(15,365,424)
Net Increase (Decrease)	(189,473)	$(5,331,251)	(648,639)	$(14,462,808)
Total Net Increase (Decrease)	(222,672)	$(6,108,766)	(1,390,390)	$(30,397,955)

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, the following Funds had one or more shareholders which beneficially owned 25% or more of the Fund's voting securities:

Baillie Gifford China Equities Fund
Baillie Gifford Developed EAFE All Cap Fund
Baillie Gifford EAFE Plus All Cap Fund(2)
Baillie Gifford Emerging Markets ex China Fund(1)
Baillie Gifford Global Alpha Equities Fund
Baillie Gifford International Concentrated Growth Equities Fund(2)
Baillie Gifford International Growth Fund
Baillie Gifford Long Term Global Growth Fund
Baillie Gifford U.S. Equity Growth Fund(2)

(1)  At December 31, 2025, Baillie Gifford International, LLC, a wholly owned subsidiary of the Manager, beneficially owned 25% or more of the Fund's voting securities and as a result may be deemed to control such Funds.

(2)  The Fund has two shareholders which each beneficially own 25% or more of the Fund's voting securities.

Purchase and redemption activity of these accounts may have a significant effect on the operation of each Fund.

Note F — Commitments and Contingencies

Each of the Funds indemnifies the Trust's officers and each member of the Board for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with BNY on May 1, 2017, renewed April 15, 2025, and expiring

April 14, 2026 (unless renewed), which allows the series of the Trust to borrow up to $75 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate + 0.10%.

The Funds pay a share of a commitment fee on the portion of the facility which is undrawn. The commitment fee is 0.25% on undrawn amounts.

The rate payable at December 31, 2025 was 5.06% on any amounts drawn down. As at December 31, 2025, Baillie Gifford Developed EAFE All Cap Fund has an outstanding balance of $9,950,000.

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

The following borrowings were made against the credit facility during the period:

Fund	Maximum Amount Borrowed	Average Amount Borrowed(1)	Average Interest Rate
Baillie Gifford China Equities Fund	$100,000	$100,000	5.64%
Baillie Gifford Developed EAFE All Cap Fund	20,650,000	6,071,429	5.51%
Baillie Gifford EAFE Plus All Cap Fund	28,850,000	7,942,857	5.64%
Baillie Gifford Emerging Markets Equities Fund	18,350,000	12,714,286	5.23%
Baillie Gifford Global Alpha Equities Fund	1,900,000	1,200,000	5.30%
Baillie Gifford International Alpha Fund	24,750,000	9,278,571	5.65%
Baillie Gifford International Concentrated Growth Equities Fund	1,100,000	1,100,000	5.26%
Baillie Gifford U.S Equity Growth Fund	700,000	220,000	5.61%

(1)  Average amount borrowed is calculated using days with outstanding borrowings.

Note H — Principal Risks (unaudited)

The below is a selection of the Funds' principal risks. The Funds' full list of principal risks, including more commonly known risks, are further described within their respective prospectuses.

Investment Style Risk

The Manager actively makes investment decisions for the Funds through bottom-up stock selection. Accordingly, the Funds will have risk characteristics that differ from their benchmark indices. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause a Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager's investment decisions will produce the desired results.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Long-Term Investment Strategy Risk

The Funds pursue a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause a Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and a Fund may not perform as expected in the long term. An investment in a Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio.

Emerging Markets Risk

To the extent the Funds invest in emerging market securities, the Funds may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than the risks of investing in developed markets.

Geographic Focus Risk

Certain Funds expect to focus investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because these Funds will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Non-Diversification Risk

A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund's shares may be more volatile than the values of shares of more diversified funds. Baillie Gifford China Equities Fund, Baillie Gifford Emerging Markets ex China Fund, Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund are all non-diversified Funds.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Funds from implementing their investment strategies and achieving their investment objectives, and increase the Funds' exposure to the other risks detailed in this Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.

War, terrorism, public health crises, and other geopolitical events, such as sanctions, tariffs, trade disputes, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For instance, the 2022 Russian invasion of Ukraine and the sanctions that followed had immediate negative effects on global financial markets, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas, and reduced the liquidity and value of Russian securities to zero or near zero. Similarly, terrorism in the

U.S. and around the world has resulted in increased geopolitical risk.

Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely impacting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds' investments. Similarly, dramatic disruptions can be caused by communicable diseases, epidemics, pandemics, plagues and other public health crises.

For further information on the risks of investing in each Fund, please refer to each Fund's prospectus.

Note I — Legal Notice (unaudited)

MSCI

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

FTSE Russell (U.S. Equity Growth)

London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. "FTSE®" "Russell®", is/are a trademark of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

S&P (U.S. Equity Growth)

The S&P 500 index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Baillie Gifford & Co. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Baillie Gifford & Co. Baillie Gifford & Co Product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500, S&P Global Small Cap and Dow Jones Islamic Market World Index.

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

On September 15, 2025 the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford Developed EAFE All Cap Fund and Baillie Gifford EAFE Plus All Cap Fund (the 'target funds') to merge with and into Baillie Gifford International Alpha Fund (the 'surviving fund'), an existing series of the Trust.

The below table illustrates the specifics of the reorganization:

	Pre- Reorganization NAV ($)	Pre- Reorganization Shares Outstanding	Pre- Reorganization Net Assets ($)	Post- Reorganization Shares Outstanding	Post- Reorganization Net Assets ($)	Reorganization Exchange Ratios
Baillie Gifford Developed EAFE All Cap Fund — Class K(1)	1.93	8,205.077	15,835.80			0.138849
Baillie Gifford Developed EAFE All Cap Fund — Institutional Class(1)	1.79	1,872,259.108	3,351,343.80			0.127402
Baillie Gifford EAFE Plus All Cap Fund — Class K	1.25	25,682,631.070	32,103,288.84			0.089928
Baillie Gifford EAFE Plus All Cap Fund — Institutional Class	1.42	314,188.925	446,148.27			0.101068
Baillie Gifford International Alpha Fund — Class K	13.90	52,066,032.041	723,717,845.37	54,376,758.95	755,836,949.47
Baillie Gifford International Alpha Fund — Institutional Class	14.05	7,194,692.155	101,085,424.78	7,464,976.16	104,882,914.99

(1)  Position has been updated to reflect trading on January 30, 2026, immediately prior to the reorganization.

Share classes 2 & 3 of Baillie Gifford International Alpha Fund were also impacted by the reorganization, with net assets of $41,377,658.95 and $148,577,742.69 respectively moved from Baillie Gifford International All Cap Fund, a Fund advised by the Manager that is not included in this report. There were no assets reorganized into classes 4 or 5 of the Fund.

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

Ahead of the reorganization the below distributions took place on January 23, 2026:

Funds:	Class	Ordinary Income Rate ($ per share)	Long Term Capital Gain Rate ($ per share)	Short Term Capital Gain Rate ($ per share)
Baillie Gifford Developed EAFE All Cap Fund	Class K Institutional Class	0.004602 0.002703	0.601051 0.601051	0.059425 0.059425
Baillie Gifford EAFE Plus All Cap Fund	Class K Institutional Class	0.044157 0.043526	3.740223 3.740223	0.715688 0.715688

On February 2, 2026, pursuant to the Agreement and Plan of Reorganization, each target fund transferred all of it's assets and liabilities to the surviving fund. Shareholders in the target funds received shares in the surviving fund in exchange for their target fund shares.

On October 2, 2025, a plan to launch Baillie Gifford Institutional Trust (BGIT) was approved and adopted. Subsequent to this on February 5, 2026, Baillie Gifford Long Term Global Growth Institutional Fund ('LTGG Institutional Fund') was launched. As part of this launch around $160 million of existing shareholders within the Baillie Gifford Long Term Global Growth Fund transitioned to the LTGG Institutional Fund.

On Baillie Gifford Long Term Global Growth Fund effective January 30, 2026, the Manager has contractually agreed to waive its fees and/or bear expenses of the following Fund to the extent that such Fund's total annual operating expenses (excluding taxes, sub-accounting expenses, and extraordinary expenses) exceed 0.70% for Class K, 0.70% for Institutional Class, 0.70% for Class 2, 0.63% for Class 3, 0.60% for Class 4 and 0.55% for Class 5.

This contractual waiver will expire on June 1, 2026. As the agreement became effective after December 31, 2025, no amounts related to this waiver have been reflected in the accompanying financial statements.

There were no other subsequent events identified between December 31, 2025 and the issuance of the Financial Statements.

Report of Independent Registered Public Accounting Firm

Annual Financial Statements and Other Information December 31, 2025

To the Shareholders and Board of Trustees of
Baillie Gifford Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the funds listed below (the "Funds"), each a series of Baillie Gifford Funds, as of December 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford EAFE Plus All Cap Fund, Baillie Gifford Emerging Markets Equities Fund, Baillie Gifford International Alpha Fund, Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford International Growth Fund, Baillie Gifford Long Term Global Growth Fund, and Baillie Gifford U.S. Equity Growth Fund

	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and 2021
Baillie Gifford Global Alpha Equities Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, 2021, and 2020
Baillie Gifford Emerging Markets ex China Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, and 2022, and for the period from December 28, 2021 (commencement of operations) through December 31, 2021
Baillie Gifford China Equities Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, and 2022, and for the period from July 7, 2021 (commencement of operations) through December 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Report of Independent Registered Public Accounting Firm

Annual Financial Statements and Other Information December 31, 2025

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds' auditor since 2017.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
February 27, 2026

Supplemental Information (unaudited)

Annual Financial Statements and Other Information December 31, 2025

Federal Income Tax Information

The Funds intend to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003 for the year ended December 31, 2025.

For corporate shareholders, the percentage of ordinary income distributions for the year/period ended December 31, 2025 for the corporate dividends-received deduction for each Fund is as follows.

Fund	Qualified Dividend Income	Dividends-received Deductions
Baillie Gifford China Equities Fund	100.00%	0.00%
Baillie Gifford Developed EAFE All Cap Fund	25.62%	0.00%
Baillie Gifford EAFE Plus All Cap Fund	44.19%	0.00%
Baillie Gifford Emerging Markets Equities Fund	60.11%	0.00%
Baillie Gifford Emerging Markets ex China Fund	46.55%	0.00%
Baillie Gifford Global Alpha Equities Fund	33.96%	13.03%
Baillie Gifford International Alpha Fund	100.00%	0.00%
Baillie Gifford International Concentrated Growth Equities Fund	0.00%	0.00%
Baillie Gifford International Growth Fund	100.00%	0.00%
Baillie Gifford Long Term Global Growth Fund	0.00%	0.00%
Baillie Gifford U.S. Equity Growth Fund	0.00%	0.00%

In February 2026, certain U.S. shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the U.S. federal tax status of the distributions received in the calendar year 2025.

Foreign Taxes Paid — The following Funds elect under the Code Section 853 to pass through foreign taxes paid to its shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended December 31, 2025, are as follows:

Fund	Foreign Taxes Per Share	Foreign Income Per Share
Baillie Gifford China Equities Fund	0.0087	0.1241
Baillie Gifford Developed EAFE All Cap Fund	0.0417	0.9466
Baillie Gifford EAFE Plus All Cap Fund	0.0494	0.8337
Baillie Gifford Emerging Markets Equities Fund	0.0710	0.6117
Baillie Gifford Emerging Markets ex China Fund	0.0328	0.2604
Baillie Gifford Global Alpha Equities Fund	—	—
Baillie Gifford International Alpha Fund	0.0630	0.2962
Baillie Gifford International Concentrated Growth Equities Fund	—	—
Baillie Gifford International Growth Fund	0.0143	0.1040
Baillie Gifford Long Term Global Growth Fund	—	—
Baillie Gifford U.S. Equity Growth Fund	—	—

Copyright © Baillie Gifford & Co 2025

Baillie Gifford Funds

Annual Financial Statements and
Other Information, December 31, 2025

Baillie Gifford International All Cap Fund

Index

Page Number
01	Industry Diversification Table
02	Portfolio of Investments
07	Financial Statements
10	Financial Highlights
12	Notes to Financial Statements
21	Report of Independent Registered Public Accounting Firm
22	Supplemental Information
22	Federal Income Tax Information

This report is intended for shareholders of Baillie Gifford International All Cap Fund (the "Fund") and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time based on a variety of factors. The respective parties disclaim any responsibility to update such views.

Actual outcomes may differ significantly from the views expressed. These views may not be relied on as investment advice or as an indication of trading intent on behalf of the Fund.

All investments entail risk, including the possible loss of principal.

Industry Diversification Table

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International All Cap Fund

	Value	% of Total Net Assets
Airlines	$3,214,693	1.2%
Apparel	4,878,178	1.7
Auto Parts & Equipment	3,641,941	1.3
Banks	27,980,818	10.0
Beverages	10,121,334	3.6
Building Materials	6,841,836	2.5
Chemicals	5,766,406	2.1
Commercial Services	13,228,748	4.7
Computers	2,284,021	0.8
Cosmetics/Personal Care	7,093,597	2.5
Distribution/Wholesale	5,951,288	2.1
Diversified Financial Services	5,806,735	2.1
Electronics	8,804,465	3.2
Food	4,924,037	1.8
Hand/Machine Tools	3,462,443	1.2
Healthcare — Products	4,215,403	1.5
Healthcare — Services	5,691,138	2.0
Home Furnishings	1,597,252	0.6
Insurance	3,853,734	1.4
Internet	32,979,988	11.8
Investment Companies	9,283,775	3.3
Leisure Time	2,039,135	0.7
Machinery — Construction & Mining	5,963,024	2.1
Machinery — Diversified	10,291,777	3.7
Mining	2,793,109	1.0
Oil & Gas	5,429,103	1.9
Pharmaceuticals	9,024,439	3.2
Private Equity	2,938,621	1.1
Retail	12,896,300	4.6
Semiconductors	37,817,112	13.5
Software	6,280,507	2.3
Toys/Games/Hobbies	3,671,826	1.3
Transportation	5,795,172	2.1
Total Value of Investments	276,561,955	98.9
Other assets less liabilities	3,158,251	1.1
Net Assets	$279,720,206	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

1

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 1.0%
BHP Group Ltd.	92,551	$2,793,109
BELGIUM — 1.6%
Anheuser-Busch InBev SA/NV	68,312	4,384,335
BRAZIL — 2.8%
B3 SA — Brasil Bolsa Balcao	930,600	2,369,222
MercadoLibre, Inc. *	1,506	3,033,476
Raia Drogasil SA	536,092	2,286,426
		7,689,124
CANADA — 3.4%
Alimentation Couche-Tard, Inc.	34,449	1,881,386
Canadian Pacific Kansas City Ltd.	34,219	2,519,274
Shopify, Inc., Class A *	31,516	5,073,131
		9,473,791
CHILE — 1.1%
Banco de Chile ADR	79,339	3,014,882
CHINA — 8.3%
Alibaba Group Holding Ltd.	205,356	3,770,534
Centre Testing International Group Co., Ltd., Class A	667,500	1,295,362
Contemporary Amperex Technology Co., Ltd., Class A	69,139	3,641,941
Kweichow Moutai Co., Ltd., Class A	4,900	967,912
Midea Group Co., Ltd., Class A	142,600	1,597,252
Prosus NV *	60,619	3,753,467
Silergy Corp.	145,000	879,385
Tencent Holdings Ltd.	95,500	7,329,008
		23,234,861
DENMARK — 1.2%
DSV A/S	13,007	3,275,898
FRANCE — 5.4%
Air Liquide SA	14,396	2,705,785
BioMerieux	14,121	1,827,184

The accompanying notes are an integral part of the financial statements.
2

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International All Cap Fund

	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	6,472	$4,878,178
SOITEC *	8,013	216,510
TotalEnergies SE	83,271	5,429,103
		15,056,760
GERMANY — 1.1%
Nemetschek SE	29,326	3,172,788
HONG KONG — 3.9%
AIA Group Ltd.	374,400	3,853,734
Hong Kong Exchanges & Clearing Ltd.	65,700	3,437,513
Techtronic Industries Co., Ltd.	301,000	3,462,443
		10,753,690
INDIA — 2.4%
HDFC Bank Ltd.	403,740	4,460,073
MakeMyTrip Ltd. *	29,143	2,393,223
		6,853,296
IRELAND — 1.1%
Kingspan Group PLC	36,971	3,185,752
ITALY — 1.1%
Ryanair Holdings PLC ADR	44,531	3,214,693
JAPAN — 10.2%
Chugai Pharmaceutical Co., Ltd.	49,400	2,591,601
Cosmos Pharmaceutical Corp.	64,700	3,276,207
Keyence Corp.	6,600	2,387,385
Nippon Paint Holdings Co., Ltd.	457,100	3,060,621
Olympus Corp.	197,700	2,506,689
Recruit Holdings Co., Ltd.	51,500	2,893,866
Shimano, Inc.	19,500	2,039,135
Shiseido Co., Ltd.	104,100	1,514,959
SMC Corp.	4,300	1,487,804
Sysmex Corp.	174,000	1,708,714
Tokyo Electron Ltd.	16,600	3,697,274
Unicharm Corp.	249,300	1,424,435
		28,588,690

The accompanying notes are an integral part of the financial statements.
3

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International All Cap Fund

	Shares	Value
MEXICO — 1.6%
Fomento Economico Mexicano SAB de CV ADR	20,975	$2,119,943
Wal-Mart de Mexico SAB de CV	730,345	2,271,644
		4,391,587
NETHERLANDS — 7.0%
Adyen NV *	2,147	3,462,198
ASML Holding NV	5,820	6,271,168
EXOR NV	43,133	3,663,898
IMCD NV	30,577	2,775,242
Magnum Ice Cream Co. NV (The) *	14,305	227,051
Topicus.com, Inc. *	33,547	3,107,720
		19,507,277
PORTUGAL — 0.9%
Jeronimo Martins SGPS SA	110,789	2,636,374
SINGAPORE — 2.9%
United Overseas Bank Ltd.	298,399	8,127,056
SOUTH KOREA — 2.8%
Samsung Electronics Co., Ltd.	94,495	7,920,089
SPAIN — 1.0%
CaixaBank SA	227,723	2,784,170
SWEDEN — 8.1%
Assa Abloy AB, B Shares	128,959	4,981,797
Atlas Copco AB, A Shares	64,753	1,152,770
Atlas Copco AB, B Shares	164,462	2,629,207
Epiroc AB, B Shares	163,930	3,298,040
Investor AB, B Shares	157,704	5,619,876
Skandinaviska Enskilda Banken AB, A Shares	239,898	5,057,936
		22,739,626
SWITZERLAND — 6.5%
Cie Financiere Richemont SA	14,749	3,180,637
Lonza Group AG	5,731	3,863,954
Partners Group Holding AG	2,395	2,938,621
Sika AG	18,008	3,656,084
The accompanying notes are an integral part of the financial statements.
4

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International All Cap Fund

	Shares	Value
UBS Group AG	98,251	$4,536,701
		18,175,997
TAIWAN — 8.1%
Chroma ATE, Inc.	119,000	2,943,283
Taiwan Semiconductor Manufacturing Co., Ltd.	401,000	19,712,071
		22,655,354
UNITED KINGDOM — 10.8%
Auto Trader Group PLC	299,358	2,361,743
Bunzl PLC	113,739	3,176,046
Diageo PLC	122,942	2,649,144
Games Workshop Group PLC	14,433	3,671,826
Greggs PLC	91,416	2,060,612
Rightmove PLC	323,895	2,262,959
Softcat PLC	119,990	2,284,021
Spirax Group PLC	28,826	2,634,611
Trainline PLC *	169,289	501,911
Unilever PLC	63,581	4,154,203
Weir Group PLC (The)	69,722	2,664,984
Wise PLC, Class A *	150,142	1,798,705
		30,220,765
UNITED STATES — 4.6%
Experian PLC	83,808	3,778,616
Roche Holding AG	15,577	6,432,838
Spotify Technology SA *	4,306	2,500,537
		12,711,991
TOTAL INVESTMENTS — 98.9%
(cost $199,345,884)		$276,561,955
Other assets less liabilities — 1.1%		3,158,251
NET ASSETS — 100.0%		$279,720,206

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in the Fund's Prospectus for Private Placement.

The accompanying notes are an integral part of the financial statements.
5

Portfolio of Investments

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International All Cap Fund

Fair Value Measurement

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$32,781,395	$243,780,560	$—	$276,561,955
Total	$32,781,395	$243,780,560	$—	$276,561,955

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.
6

Statement of Assets and Liabilities

Annual Financial Statements and Other Information December 31, 2025

December 31, 2025
Baillie Gifford International All Cap Fund

ASSETS
Investments, at value (cost $199,345,884)	$276,561,955
Cash	3,429,898
Foreign cash, at value (cost $7,244)	7,318
Tax reclaims receivable	368,596
Dividends receivable	332,916
Receivable for investments sold	14,113
Total Assets	280,714,796
LIABILITIES
Advisory fee payable	250,734
Deferred India capital gains tax liability (Note A)	506,682
Shareholder Servicing fee payable	96,700
Payable for investment purchased	40,213
Trustee fee payable	3,877
Commitment fee payable	859
Accrued expenses	95,525
Total Liabilities	994,590
NET ASSETS	$279,720,206
COMPOSITION OF NET ASSETS
Paid-in capital	$210,269,498
Total distributable earnings	69,450,708
$279,720,206
NET ASSET VALUE, PER SHARE
Class 2 ($135,055,197 / 11,502,904 shares outstanding), unlimited authorized, no par value	$11.74
Class 3 ($144,665,009 / 12,065,321 shares outstanding), unlimited authorized, no par value	$11.99

The accompanying notes are an integral part of the financial statements.
7

Statement of Operations

Annual Financial Statements and Other Information December 31, 2025

For the Year Ended December 31, 2025
Baillie Gifford International All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $632,084)	$5,688,900
Windfall tax recovery (Note A)	229,602
Interest	57,730
Total Investment Income	5,976,232
EXPENSES
Advisory fee (Note B)	1,026,597
Shareholder Servicing fees — Class 2 shares (Note B)	226,788
Shareholder Servicing fees — Class 3 shares (Note B)	159,908
Transfer agency	11,642
Fund accounting	105,239
Legal	62,145
Custody	57,453
Professional fees	45,106
Trustees' fees	15,206
Commitment fees	3,939
Miscellaneous	16,211
Total Expenses	1,730,234
Net Investment Income	4,245,998
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments (net of India capital gains tax expense of $19,619)	19,482,082
Foreign currency transactions	33,852
19,515,934
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax liability of $465,519) (Note A)	27,066,097
Translation of net assets and liabilities denominated in foreign currencies	44,577
27,110,674
Net realized and unrealized gain	46,626,608
NET INCREASE IN NET ASSETS FROM OPERATIONS	$50,872,606

The accompanying notes are an integral part of the financial statements.
8

Statements of Changes in Net Assets

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International All Cap Fund

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,245,998	$2,840,498
Net realized gain	19,515,934	44,269,781
Net change in unrealized appreciation (depreciation)	27,110,674	(36,240,913)
Net Increase in Net Assets from Operations	50,872,606	10,869,366
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	(15,523,162)	(8,488,123)
Class 3	(16,390,550)	(23,666,138)
Total Distributions to Shareholders	(31,913,712)	(32,154,261)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	79,859,579 *	21,000,000
Dividends reinvested:
Class 2	15,523,162	8,488,123
Class 3	16,390,550	23,666,138
Cost of shares redeemed:
Class 2	(51,000,000)	(9,903,678)
Class 3	(99,859,579)*	(10,000,000)
Class 5	—	(37,438,425)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(39,086,288)	(4,187,842)
Total (Decrease) in Net Assets	(20,127,394)	(25,472,737)
NET ASSETS
Beginning of Year	299,847,600	325,320,337
End of Year	$279,720,206	$299,847,600

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.
9

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International All Cap Fund
Selected data for a Class 2 share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$11.22	$12.22	$11.24	$16.83	$20.27
From Investment Operations
Net investment income(a)	0.18	0.10	0.10	0.09	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.86	0.26	1.04	(5.41)	0.60
Net increase (decrease) in net asset value from investment operations	2.04	0.36	1.14	(5.32)	0.65
Dividends and Distributions to Shareholders
From net investment income	(0.35)	(0.37)	—	—	(0.19)
From net realized gain on investments	(1.17)	(0.99)	(0.16)	(0.27)	(3.90)
Total dividends and distributions	(1.52)	(1.36)	(0.16)	(0.27)	(4.09)
Net asset value, end of year	$11.74	$11.22	$12.22	$11.24	$16.83
Total Return
Total return based on net asset value(b)	18.20%	2.88%	10.23%	(31.67)%	3.34%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$135,055	$78,599	$66,048	$61,057	$112,388
Ratio of net expenses to average net assets	0.63%	0.65%	0.63%	0.64%	0.61%
Ratio of net investment income to average net assets	1.49%	0.77%	0.80%	0.71%	0.26%
Portfolio turnover rate(c)	20%	37%	16%	19%	14%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.
10

Financial Highlights

Annual Financial Statements and Other Information December 31, 2025

Baillie Gifford International All Cap Fund
Selected data for a Class 3 share outstanding throughout each year:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$11.43	$12.42	$11.41	$17.08	$20.50
From Investment Operations
Net investment income(a)	0.18	0.11	0.10	0.12	0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.91	0.27	1.07	(5.52)	0.59
Net increase (decrease) in net asset value from investment operations	2.09	0.38	1.17	(5.40)	0.68
Dividends and Distributions to Shareholders
From net investment income	(0.36)	(0.38)	—	—	(0.20)
From net realized gain on investments	(1.17)	(0.99)	(0.16)	(0.27)	(3.90)
Total dividends and distributions	(1.53)	(1.37)	(0.16)	(0.27)	(4.10)
Net asset value, end of year	$11.99	$11.43	$12.42	$11.41	$17.08
Total Return
Total return based on net asset value(b)	18.28%	2.96%	10.31%	(31.62)%	3.41%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$144,665	$221,249	$224,428	$221,064	$133,796
Ratio of net expenses to average net assets	0.56%	0.57%	0.56%	0.58%	0.54%
Ratio of net investment income to average net assets	1.42%	0.87%	0.86%	1.03%	0.41%
Portfolio turnover rate(c)	20%	37%	16%	19%	14%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.
11

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

Note A — Organization and Accounting Policies

The Fund is a series of Baillie Gifford Funds (the "Trust"). The investment objective of the Fund is to achieve capital appreciation. For information on the specific investment strategies of the Fund and a description of each share class, please refer to the Fund's Prospectus for Private Placement ("Prospectus"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust on June 21, 2000, under the laws of Massachusetts. The Trust operates pursuant to the Third Amended and Restated Agreement and Declaration of Trust dated September 20, 2023, as amended from time to time.

The Fund's Class 2 and Class 3 share classes had shares outstanding as of December 31, 2025.

On September 15, 2025, the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford International All Cap Fund (the 'target fund') to merge with and into Baillie Gifford International Alpha Fund (the 'surviving fund'), an existing series of the Trust.

As further described in Note J, the Fund merged with and into Baillie Gifford International Alpha Fund on February 2, 2026.

Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The financial statements of the Fund have been prepared in conformity with generally accepted accounting principles in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated the Fund's investment adviser, Baillie Gifford Overseas Limited (the "Manager") as the valuation designee (the "Valuation Designee") to determine the fair value, in good faith, of securities and other instruments for which no readily available market quotation exists, subject to the Board's oversight.

Investments for which there are readily available market quotations are valued at market value. Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation, at the most recent quoted bid price.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by the Valuation Designee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of the Fund's net asset value.

The Valuation Designee utilizes a third-party pricing service for all equity securities, except those traded on Canadian, Latin American, or U.S. exchanges, subject to certain minimum confidence levels, which applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which the securities are traded. To the extent that securities

12

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

are valued using this service, the securities will be classified as Level 2 securities in the fair value measurement framework described below.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments which the Fund has the ability to access

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund's investments at December 31, 2025 is disclosed at the end of the Fund's Portfolio of Investments.

For the year ended December 31, 2025, there were no Level 3 investments for which significant unobservable inputs were used to determine the fair value.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Fund's securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income, with any

13

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

non-cash income exceeding 5% of the Fund's total income stated separately on the Statement of Operations, and is recorded at the fair market value of securities received.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Segment Reporting

The Fund is subject to Topic 946: Investment Companies and is structured as having a limited purpose by design. The Fund's sole purpose is to invest to obtain returns from investment income and/or capital appreciation in accordance with its established investment objective. As such, the Fund is deemed to be an individual reporting segment under Topic 280 and is not part of a consolidated reporting entity. The results of the operations, as shown in the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-day oversight of the Fund. Due to the significance of oversight and their role, the President / Principal Executive Officer is deemed to be the Chief Operating Decision Maker.

U.S. Federal and Other Taxes

The Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

As a result of several court cases in certain countries across the European Union ("EU"), the Fund may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. If a positive decision is reached and as such, reclaims becomes payable to the Fund, they will be reflected as windfall tax recovery within investment income in the Statement of Operations and related receivables, if any, will be reflected within tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Fund will generally follow, for tax purposes, IRS guidance in Notice 2016-10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities in India or other such jurisdictions, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

The Fund is subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Fund. The previous three tax year ends remain subject to examination.

14

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

Improvements to Income Tax Disclosures

On December 14, 2023, the FASB issued Accounting Standards Update ("ASU"), ASU 2023-09 — Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which aimed to improve transparency of tax information for investors and enhance income tax disclosures. The update requires the Fund to provide a breakdown of total income tax paid, net of refunds, by jurisdiction if the amount exceeds materiality. The amendments under this ASU were effective for fiscal years beginning after December 15, 2024 and hence the Fund adopted this ASU for the year ending December 31, 2025. Total income taxes paid during the period were not material, and no jurisdictional breakdown was required.

At December 31, 2025, the Fund had no capital loss carryforwards.

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October capital/late year ordinary losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Net Ordinary Income	Long Term Capital Gains	Capital Loss Carryforwards	Post October Capital/ Late Year Ordinary Losses	Net Unrealized Appreciation/ Depreciation on Investments and Foreign Currencies and Foreign Tax	Total Distributable Earnings/ Accumulated Deficit
Baillie Gifford International All Cap Fund	$—	$—	$—	$(597,038)	$70,047,746	$69,450,708

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the differing book/tax treatment of realized losses on wash sales and mark to market income on securities categorized as PFICs.

For the year ended December 31, 2025, the following reclassification has been made on the Statement of Assets and Liabilities as a result of permanent book to tax differences.

Fund	Total Distributable Earnings	Paid-in Capital
Baillie Gifford International All Cap Fund	$501,692	$(501,692)

Dividends and Distributions to Shareholders

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

For the years ended December 31, 2025 and December 31, 2024, the tax characters of the dividends paid were:

Fund	Ordinary Income 2025	Long Term Capital Gains 2025	Return of Capital 2025	Ordinary Income 2024	Long Term Capital Gains 2024	Return of Capital 2024
Baillie Gifford International All Cap Fund	$7,545,637	$24,368,075	$—	$8,627,512	$23,526,749	$—

15

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

For tax purposes, short-term gain distributions, if any, are considered ordinary income distributions.

The Fund's cost of investments and gross unrealized appreciation (depreciation) at December 31, 2025 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross (Depreciation)	Net Appreciation
Baillie Gifford International All Cap Fund	$206,022,489	$88,906,592	$(18,858,846)	$70,047,746

Note B — Investment Management and Other Services

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Fund (the "Advisory Agreement"), the Fund pays the Manager an investment advisory fee, in arrears.

The advisory fee paid by the Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford International All Cap Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%

Effective August 25, 2025, the Manager has contractually agreed to waive its fees and/or bear expenses to the extent that such Fund's total annual operating expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class 2 and 0.60% for Class 3. This contractual waiver will expire on April 30, 2026.

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Fund.

The Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Fund pays the Manager a fee at the annualized rate of the Fund's average daily net assets attributed to each class of shares. The fee paid by Class 2 shares is 0.17% and Class 3 shares is 0.10%.

The Bank of New York Mellon ("BNY") serves as the Fund's administrator and custodian. BNY Mellon Investment Servicing (US) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) for the year ended December 31, 2025 were as follows:

Fund	Purchases	Sales
Baillie Gifford International All Cap Fund	$58,796,301	$125,460,994

16

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

Note D — Transactions in Shares of Beneficial Interest

	Baillie Gifford International All Cap Fund
	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class 2 Shares
Shares sold	7,111,018	$79,859,579	(a)	1,643,320	$21,000,000
Shares issued in reinvestment of dividends and distributions	1,317,711	15,523,162		755,285	8,488,123
Shares redeemed	(3,932,102)	(51,000,000)		(797,269)	(9,903,678)
Net Increase (Decrease)	4,496,627	$44,382,741		1,601,336	$19,584,445
Class 3 Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	1,362,428	16,390,550		2,067,327	23,666,138
Shares redeemed	(8,658,440)	(99,859,579	)(a)	(769,013)	(10,000,000)
Net Increase (Decrease)	(7,296,012)	$(83,469,029)		1,298,314	$13,666,138
Class 5 Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	—	—		—	—
Shares redeemed	—	—		(2,724,980)	(37,438,425)
Net Increase (Decrease)	—	$—		(2,724,980)	$(37,438,425)
Total Net Increase (Decrease)	(2,799,385)	$(39,086,288)		174,670	$(4,187,842)

(a)  $79,859,579 converted into Class 2 from Class 3.

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act.

As of December 31, 2025, the Fund had one shareholder which beneficially owned 25% or more of the Fund's voting securities. Purchase and redemption activity of these accounts may have a significant effect on the operation of the Fund.

Note F — Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with BNY on May 1, 2017, most recently renewed April 15, 2025 and expiring April 14, 2026 (unless renewed), which allows the series of the Trust to borrow up to $75 million in total subject to minimum asset coverage requirements set out in

17

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate + 0.10%.

The Fund pays a share of a commitment fee on the portion of the facility which is undrawn. The commitment fee is 0.25% on undrawn amounts.

The rate payable at December 31, 2025 was 5.80% on any amount drawn down. There were no borrowings made against the credit facility during the period.

Note H — Principal Risks (unaudited)

The below is a selection of the Fund's principal risks. Additional risks of investing in the Fund are included in the Fund's Prospectus.

Investment Style Risk

The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager's investment decisions will produce the desired results.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Long-Term Investment Strategy Risk

The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio.

Asia Risk

Investing in securities of companies located in or with exposure to Asian countries involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including different financial reporting standards, currency exchange rate fluctuations, and highly regulated markets with the potential for government interference. The economies of many Asian countries are heavily dependent on international trade and on only a few industries or commodities and, as a result, can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asian securities may be less liquid than U.S. or other foreign securities.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objectives, and increase the Fund's exposure to the other risks detailed in the Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.

War, terrorism, public health crises, and other geopolitical events, such as sanctions, tariffs, trade disputes, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For instance, the 2022 Russian invasion of Ukraine and the sanctions that

18

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

followed had immediate negative effects on global financial markets, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas, and reduced the liquidity and value of Russian securities to zero or near zero. Similarly, terrorism in the U.S. and around the world has resulted in increased geopolitical risk.

Non-U.S. Investment Risk

Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely impacting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Similarly, dramatic disruptions can be caused by communicable diseases, epidemics, pandemics, plagues and other public health crises.

For further information on the risks of investing in the Fund, please refer to the Prospectus.

Note I — Legal Notice (unaudited)

MSCI

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

On September 15, 2025, the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford International All Cap Fund (the 'target fund') to merge with and into Baillie Gifford International Alpha Fund (the 'surviving fund'), an existing series of the Trust.

The below table illustrates the specifics of the reorganization:

	Pre- Reorganization NAV ($)	Pre- Reorganization Shares Outstanding	Pre- Reorganization Net Assets ($)	Post- Reorganization Shares Outstanding	Post- Reorganization Net Assets ($)	Reorganization Exchange Ratios
Baillie Gifford International All Cap Fund — Class 2	8.5186	4,857,330.893	41,377,658.95			0.610084
Baillie Gifford International All Cap Fund — Class 3	8.7733	16,935,217.386	148,577,742.69			0.616393
Baillie Gifford International Alpha Fund — Class 2	13.9630	39,051,194.911	545,271,834.54	42,014,573.77	586,649,493.49
Baillie Gifford International Alpha Fund — Class 3	14.2333	36,465,028.100	519,017,684.46	46,903,769.83	667,595,427.15

19

Notes to Financial Statements

Annual Financial Statements and Other Information December 31, 2025

Ahead of the reorganization the below distributions took place on January 23, 2026:

Funds:	Class	Ordinary Income Rate ($ per share)	Long Term Capital Gain Rate ($ per share)	Short Term Capital Gain Rate ($ per share)
Baillie Gifford International All Cap Fund	Class 2	0.023621	3.124294	0.418861
	Class 3	0.025236	3.124294	0.418861

On February 2, 2026, pursuant to the Agreement and Plan of Reorganization, the target fund transferred all of it's assets and liabilities to the surviving fund. Shareholders in the target fund received shares in the surviving fund in exchange for their target fund shares.

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no other subsequent events identified between December 31, 2025 and the issuance of the Financial Statements.

20

Report of Independent Registered Public Accounting Firm

Annual Financial Statements and Other Information December 31, 2025

To the Shareholders of Baillie Gifford International All Cap Fund and
Board of Trustees of Baillie Gifford Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Baillie Gifford International All Cap Fund (the "Fund"), a series of Baillie Gifford Funds, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund's auditor since 2017.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
February 27, 2026

21

Supplemental Information (unaudited)

Annual Financial Statements and Other Information December 31, 2025

Federal Income Tax Information

The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003 for the year ended December 31, 2025.

Fund	Qualified Dividend Income
Baillie Gifford International All Cap Fund	57.08%

For corporate shareholders, the percentage of ordinary income distributions for the year ended December 31, 2025 for the corporate dividends-received deduction is:

Fund	Dividends-received Deductions
Baillie Gifford International All Cap Fund	0.00%

In February 2026, certain U.S. shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the U.S. federal tax status of the distributions received in the calendar year 2025.

Foreign Taxes Paid — The Fund elects under the Code Section 853 to pass through foreign taxes paid to its shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended December 31, 2025, are as follows:

Fund	Foreign Taxes Per Share	Foreign Income Per Share
Baillie Gifford International All Cap Fund	0.0250	0.3109

22

Copyright © Baillie Gifford & Co 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

During the period, each of the trustees who are not an “interested person” as defined by the Investment Company Act of 1940, as amended, received from the Trust a retainer fee of $165,000. The chairs of the Audit Oversight Committee and Nominating and Governance Committee of the Board of Trustees received additional compensation of $15,000 and $7,000, respectively. In sum, the total remuneration paid by the Trust was $682,000. No compensation was paid to officers or others of the Trust.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)	/s/ Michael Stirling-Aird

Michael Stirling-Aird, President

(principal executive officer)

Date March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Stirling-Aird

Michael Stirling-Aird, President

(principal executive officer)

By (Signature and Title)	/s/Lindsay Cockburn

Lindsay Cockburn, Treasurer

(principal financial officer)

Date March 4, 2026

* Print the name and title of each signing officer under his or her signature.